                                                     REGISTRATION NOS. 333-06071
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                       POST - EFFECTIVE AMENDMENT NO. 19


                            ------------------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                            SUSAN R. HARRISON, ESQ.
                          SENIOR COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

---------------


     It is proposed that this filing will become effective on August 17, 2001 pursuant to Rule 485(a).


     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice was filed on March 28, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
     1        Cover Page
     2        Cover Page
     3        Not applicable
     4        Distribution of the Policy
     5        Detailed Information About the Company and MONY America
              Variable Account L
     6        MONY America Variable Account L
     7        Not required
     8        Not required
     9        Legal Proceedings
    10        Detailed Information About the Policy; Detailed Information
              About the Company and MONY America Variable Account L;
              Charges and Deductions; Other Information; Voting of Fund
              Shares; More About the Policy
    11        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    12        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    13        Detailed Information About the Policy; Charges and
              Deductions; The Funds
    14        Detailed Information About the Policy
    15        Detailed Information About the Policy
    16        The Funds; Detailed Information About the Policy; Detailed
              Information About the
              Company and MONY America Variable Account L
    17        Detailed Information About the Policy
    18        The Funds; Detailed Information About the Policy; Detailed
              Information About the
              Company and MONY America Variable Account L
    19        Voting of Fund Shares; More About the Policy
    20        Not applicable
    21        Detailed Information About the Policy
    22        Not applicable
    23        Not applicable
    24        Important Terms; More About the Policy
    25        Detailed Information About the Company and MONY America
              Variable Account L
    26        Not applicable
    27        Detailed Information About the Company and MONY America
              Variable Account L
    28        Detailed Information About the Company and MONY America
              Variable Account L
    29        Detailed Information About the Company and MONY America
              Variable Account L
    30        Not applicable
    31        Not applicable
    32        Not applicable
    33        Not applicable
    34        Not applicable
    35        More About the Policy
    36        Not applicable
    37        Not applicable
    38        Information About the Company and MONY America Variable
              Account L; More About the Policy
    39        More About the Policy

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
    40        Not applicable
    41        More About the Policy
    42        Not applicable
    43        Not applicable
    44        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    45        Not applicable
    46        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    47        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    48        Not applicable
    49        Not applicable
    50        Detailed Information About the Company and MONY America
              Variable Account L
    51        Cover Page; Detailed Information About the Company and MONY
              America Variable Account L; Detailed Information About the
              Policy; More About the Policy
    52        Other Information
    53        Other Information
    54        Not applicable
    55        Not applicable
    56        Not required
    57        Not required
    58        Not required
    59        Financial Statements

                        SUPPLEMENT DATED AUGUST 17, 2001

                                       TO

                          PROSPECTUS DATED MAY 1, 2001
                                      FOR

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   ISSUED BY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L


EFFECTIVE AUGUST 15, 2001 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1. PAGE 2 -- A NEW SENTENCE IS INSERTED AT THE END OF THE FIFTH PARAGRAPH OF THE "POLICY PREMIUM PAYMENTS AND VALUES" SECTION:



   If the owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of Cash Value less any Outstanding Debt.



2. PAGE 8 -- A NEW PARAGRAPH IS INSERTED AS A SECOND PARAGRAPH UNDER THE "FULL SURRENDER" SECTION:



        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.



3. PAGE 9 -- THE SECOND SENTENCE IN THE "RIDERS" SECTION IS REVISED TO READ AS
   FOLLOWS:


   There are three riders available with this policy.


4. PAGE 9 -- A THIRD BULLET WITH ASTERISK IS ADDED TO THE "RIDERS" SECTION AS
   FOLLOWS:


   - Enhanced Cash Value Rider*

     * The Enhanced Cash Value Rider is available only with policies issued on or after August 15, 2001.


5. PAGE 37 -- THE FOURTH SENTENCE IN THE FIRST PARAGRAPH OF THE "OTHER OPTIONAL INSURANCE BENEFITS" SECTION IS REVISED TO READ AS FOLLOWS:



   Where required, a charge is deducted monthly from the Account Value for optional benefits added to your policy.



6. PAGE 38 -- THE FOLLOWING PARAGRAPHS ARE ADDED TO THE END OF THE "OTHER OPTIONAL INSURANCE BENEFITS" SECTION:


     Enhanced Cash Value Rider


        You may elect the Enhanced Cash Value Rider to provide an increased Cash Value upon full surrender of the policy. The increase applies during the first eight policy years. Subject to the provisions and limitations of the Rider, the increase varies based on the year of full surrender. The enhanced Cash Value percentage that will be applied is indicated in your Rider.


        The enhanced amounts apply only to a full cash surrender of the policy. The enhanced amounts do not apply to:

        - Partial surrenders.

        - Withdrawals made for loans.


       - Surrenders or other dispositions in connection with an exchange, whether qualifying under Section 1035 of the Internal Revenue Code or not.

        This rider will end on the earliest of:


        (a) The date of the first business day on which we receive at the Company's administrative office the policy owner's written request to end the rider;

        (b) The 8th policy anniversary;

        (c) The date the policy goes out of force.

        There is no additional charge for this rider. This rider is available only in states where approval has been received.


7. PAGE 38 -- A NEW PARAGRAPH IS INSERTED AS A SECOND PARAGRAPH UNDER THE "SURRENDER VALUE" SUBSECTION OF THE "POLICY VALUES" SECTION:



        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.



8. PAGE 42 -- A NEW PARAGRAPH IS INSERTED AFTER THE FIRST PARAGRAPH IN THE "FULL SURRENDER" SECTION:



        If the policy owner has elected the Enhanced Cash Value Rider, the amount received for a full surrender may include an additional percentage of the Cash Value less any Outstanding Debt depending on whether the Enhanced Cash Value Rider is in force and the year the full surrender is made. See "Enhanced Cash Value Rider," page 38.



Form No. 14352 SL (Supp 8/17/01)                      Registration No. 333-06071

                                   PROSPECTUS

                               Dated May 1, 2001

                Flexible Premium Variable Life Insurance Policy
                                   Issued by

                     MONY Life Insurance Company Of America
                        MONY America Variable Account L

MONY Life Insurance Company of America (the "Company") issues a flexible premium variable life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

- The policy owner can tell us what to do with the premium payments. The policy owner can also tell us what to do with the cash values the policy may create as a result of those premium payments.

     - The policy owner can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

        - If the policy owner does, the owner can also tell us to place premium payments and cash values into any or all of 38 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If the policy owner tells us to place the premium payments and cash values into one or more subaccounts of the separate account, the policy owner bears the risk that the investment objectives will not be met. That risk includes not earning any money on premium payments and cash values and also that premium payments and cash value may lose some or all of their value.

     - The policy owner can also tell us to place some or all of the premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If the policy owner elects the Guaranteed Interest Account, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.0% interest annually. We may pay more than 4.0% if we choose. Premium payments and cash values the policy owner places into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay death benefit proceeds to the named beneficiary if the insured dies before age 95 while the policy is in effect. The death proceeds will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- The policy owner may ask for some or all of the policy's cash value at any time. The policy owner may borrow up to 90% of the policy's cash value from us at any time. The policy owner will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Stock Index Fund, the Van Eck Worldwide Insurance Trust, The Universal Institutional Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

       THIS PROSPECTUS MUST BE ACCOMPANIED BY, AND IS NOT VALID WITHOUT,
                   THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Explanation of a Case.....................................  2
  Policy Premium Payments and Values........................  2
  Charges and Deductions....................................  3
  Fees and Expenses of the Funds............................  4
  The Death Benefit.........................................  6
  Premium Features..........................................  7
  MONY America Variable Account L...........................  7
  Allocation Options........................................  8
  Transfer of Account Value.................................  8
  Policy Loans..............................................  8
  Full Surrender............................................  8
  Partial Surrender.........................................  8
  Right to Return Policy Period.............................  8
  Grace Period and Lapse....................................  9
  Tax Treatment of Increases in Account Value...............  9
  Tax Treatment of Death Benefit............................  9
  Riders....................................................  9
  Contacting the Company....................................  9
  Understanding the Policy..................................  10
Detailed Information About the Company And MONY America
  Variable Account L........................................  11
  MONY Life Insurance Company of America....................  11
  Effects of Inflation......................................  11
  MONY America Variable Account L...........................  11
The Funds...................................................  18
  MONY Series Fund, Inc.....................................  19
  Enterprise Accumulation Trust.............................  19
  T. Rowe Price Equity Series, Inc..........................  21
  T. Rowe Price Fixed Income Series, Inc....................  21
  T. Rowe Price International Series, Inc...................  21
  Van Eck Worldwide Insurance Trust.........................  22
  Dreyfus Variable Investment Fund..........................  22
  The Dreyfus Socially Responsible Growth Fund, Inc.........  23
  Dreyfus Stock Index Fund..................................  23
  The Universal Institutional Funds, Inc....................  23
  Fidelity Insurance Products Fund..........................  24
  Fidelity Insurance Products Fund II.......................  24
  Fidelity Insurance Products Fund III......................  25
  Janus Aspen Series........................................  25
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  26
Detailed Information About The Policy.......................  27
  Application for a Policy..................................  27
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  28
  Premiums..................................................  28
  Choice of Definition of Life Insurance....................  29

                                                              PAGE
                                                              ----
  Guaranteed Death Benefit..................................  30
  Allocation of Net Premiums................................  31
  Death Benefits under the Policy...........................  31
  Death Benefit Options.....................................  32
  Changes in Death Benefit Amounts..........................  34
  Guaranteed Death Benefit Rider............................  36
  Other Optional Insurance Benefits.........................  37
  Benefits at Maturity and Maturity Extension Rider.........  38
  Policy Values.............................................  38
  Determination of Account Value............................  38
  Calculating Unit Values for Each Subaccount...............  40
  Transfer of Account Value.................................  40
  Right to Exchange Policy..................................  40
  Policy Loans..............................................  40
  Full Surrender............................................  41
  Partial Surrender.........................................  42
  Grace Period and Lapse....................................  43
  Deductions from Premiums..................................  45
  Deductions from Account Value.............................  46
  Guarantee of Certain Charges..............................  47
  Corporate Purchasers -- Reduction of Charges..............  48
Other Information...........................................  48
  Federal Income Tax Considerations.........................  48
  Charge for Company Income Taxes...........................  52
  Voting of Fund Shares.....................................  53
  Disregard of Voting Instructions..........................  53
  Report to Policy Owners...................................  54
  Substitution of Investments and Right to Change
     Operations.............................................  54
  Changes to Comply with Law................................  55
Performance Information.....................................  55
The Guaranteed Interest Account.............................  56
  General Description.......................................  56
  Policy Charges............................................  56
  Transfers.................................................  57
  Surrenders and Policy Loans...............................  57
More About The Policy.......................................  58
  Ownership.................................................  58
  Beneficiary...............................................  58
  Notification and Claims Procedures........................  58
  Payments..................................................  59
  Payment Plan/Settlement Provisions........................  59
  Payment in Case of Suicide................................  59
  Assignment................................................  59
  Errors on the Application.................................  60
  Incontestability..........................................  60
  Policy Illustrations......................................  60
  Distribution of the Policy................................  60
  Policy Owner Services.....................................  61

                                                              PAGE
                                                              ----
More About The Company......................................  62
  Management................................................  62
  State Regulation..........................................  64
  Records and Accounts......................................  64
  Legal Proceedings.........................................  65
  Legal Matters.............................................  65
  Registration Statement....................................  65
  Independent Accountants...................................  65
  Financial Statements......................................  65
Index to Financial Statements...............................  F-1
  Appendix A................................................  A-1
  Appendix B................................................  B-1
  Appendix C................................................  C-1
  Appendix D................................................  D-1
  Appendix E................................................  E-1
  Appendix F................................................  F-1
  Appendix G................................................  G-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which the policy owner requests on the policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the policy owner.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan the policy owner requests. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's general account.

     Account Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account.

     Cash Value -- The Account Value of the policy plus any refund of sales charge.

     Minimum Annual Premium -- The amount the Company determines is necessary to keep the policy in effect.

     Guaranteed Interest Account -- This account is part of the general account of the Company. The policy owner may allocate all or a part of the policy's net premium payments to this account. This account will credit the policy owner with a fixed interest rate (which will not be less than 4.0%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 56.)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Valuation Date -- Each day that the New York Stock Exchange is open for trading.

     Base Death Benefit -- Initially this is the Specified Amount for policies under death benefit Option 1, or the Specified Amount plus the Account Value for policies under death benefit Option 2.

     Target Death Benefit -- The Target Death Benefit is the amount specified in the application for the policy, or as changed by the policy owner from time to time (Specified Amount) plus the Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have a Term Insurance Rider.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit. The policy provides a base death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus the Account Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Account Value and its death benefit to grow based on investment results. In addition, the policy owner chooses the amount and frequency of premium payments, within certain limits.

EXPLANATION OF A CASE

     Each policy must be a part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business or other relationship. The sum of the premiums to be received by the Company in the first policy year for the policies representing the case must be at least $100,000. The Company at its sole discretion will determine what constitutes a case. A case may have one policy owner (e.g., a single entity that owns all the policies in the case) or as many policy owners as there are policies in the case.

POLICY PREMIUM PAYMENTS AND VALUES

     The Company receives the policy premium payments. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     The policy owner may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. The net premium payments the owner allocates among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts the owner selects. The death benefit may or may not increase or decrease depending on several factors including the death benefit option chosen. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments allocated to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.0%.

     The value of the net premium payments allocated to MONY America Variable Account L and to the Guaranteed Interest Account are called the Account Value. There is no guarantee that the policy's Account Value and death benefit will increase. You bear the risk that the net premiums and Account Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If the owner cancels the policy and returns it to the Company during the Right to Return Policy Period, we will refund premiums paid. After the Right to Return Policy Period, the owner may cancel your policy by surrendering it to the Company. The Company will pay the owner the Account Value plus any applicable refund of sales charges less any Outstanding Debt. The Account Value plus any applicable refund of sales charge is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Account Value and are described in further detail below.

     The policy remains in effect until the earliest of:

          - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

          - Age 95.

          - Death of the insured.

          - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Account Value less Outstanding Debt is sufficient to pay all monthly deductions. However, a Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy may remain in effect. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs and expenses from the Account Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 45-48.
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Deducted from premium up to    First 10 policy years -- 9%
                     the Target Premium             After the 10th policy year -- 0%
                                                    Ten policy years after an increase in
                                                    Specified Amount -- 9%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0%-4% Federal -- 1.25%
-----------------------------------------------------------------------------------------------

                         DEDUCTIONS FROM ACCOUNT VALUE
--------------------------------------------------------------------------------

     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge               First 10 policy years -- .60% of
     Annual Rate                                   subaccount value.
                                                   After the 10th policy year -- maximum of
                                                   .45% of
                                                   subaccount value(1).
----------------------------------------------------------------------------------------------
     Administrative Charge (all                    $7.50
     policies) -- Monthly
     Medical Underwriting Charge (applicable       $5.00 for the first 3 policy years.
     policies) -- Monthly
     Guaranteed Issue Underwriting Charge          $3.00 for the first 3 policy years.
     (applicable policies) -- Monthly
----------------------------------------------------------------------------------------------
     Guaranteed Death Benefit Charge               $0.01 per $1,000 of policy Specified
     Monthly Charge for Death Benefit Rider (not   Amount. Please note that the Rider requires
     available in all states)                      that premiums on the policy itself be paid
                                                   in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Term Insurance Rider Charge --       Current cost of insurance rate x amount at
     Monthly deduction for optional term           risk at the beginning of the policy month.
     insurance benefit added by rider.
----------------------------------------------------------------------------------------------
     Transaction and Other Charges
     -- Partial Surrender Fee                      Lesser of $25 or 2% of the partial
                                                   surrender amount
     -- Transfer of Account Value                  Maximum of $25(2)
     -- Reinstatement Fee                          $150
----------------------------------------------------------------------------------------------

---------------
(1) Expected current amount of .30% of subaccount value.

(2) Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.

FEES AND EXPENSES OF THE FUNDS

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. These expenses are also shown in the table below. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 19-26. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

                          ANNUAL EXPENSES FOR THE YEAR
                            ENDED DECEMBER 31, 2000

                                                             DISTRIBUTION
FUND/PORTFOLIO                             MANAGEMENT FEES   (12B-1) FEES   OTHER EXPENSES   TOTAL EXPENSES
--------------                             ---------------   ------------   --------------   --------------
MONY SERIES FUND, INC.
  Intermediate Term Bond Portfolio.......        0.50%            N/A            0.11%            0.61%
  Long Term Bond Portfolio...............        0.50%            N/A            0.10%            0.60%
  Government Securities Portfolio........        0.50%            N/A            0.11%            0.61%(1)
  Money Market Portfolio.................        0.40%            N/A            0.07%            0.47%
ENTERPRISE ACCUMULATION TRUST
  Equity Portfolio.......................        0.78%            N/A            0.09%            0.87%
  Small Company Value Portfolio..........        0.80%            N/A            0.09%            0.89%
  Managed Portfolio......................        0.73%            N/A            0.09%            0.82%
  International Growth Portfolio.........        0.85%            N/A            0.19%            1.04%
  High Yield Bond Portfolio..............        0.60%            N/A            0.15%            0.75%
  Small Company Growth Portfolio.........        1.00%            N/A            0.11%            1.11%
  Growth Portfolio.......................        0.75%            N/A            0.08%            0.83%
T. ROWE PRICE EQUITY SERIES, INC.
  Equity Income Portfolio................        0.85%(4)         N/A            0.00%            0.85%
  New America Growth Portfolio...........        0.85%(4)         N/A            0.00%            0.85%
  Personal Strategy Balanced Portfolio...        0.90%(4)         N/A            0.00%            0.90%
T. ROWE PRICE FIXED INCOME SERIES, INC.
  Limited-Term Bond Portfolio............        0.70%(4)         N/A            0.00%            0.70%
  Prime Reserve Portfolio................        0.55%(4)         N/A            0.00%            0.55%

                                                             DISTRIBUTION
FUND/PORTFOLIO                             MANAGEMENT FEES   (12B-1) FEES   OTHER EXPENSES   TOTAL EXPENSES
--------------                             ---------------   ------------   --------------   --------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
  International Stock Portfolio..........        1.05%(4)         N/A            0.00%            1.05%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Fund....................        1.00%            N/A            0.21%            1.21%
  Worldwide Hard Assets Fund.............        1.00%            N/A            0.16%            1.16%
  Worldwide Emerging Markets Fund........        1.00%            N/A            0.33%            1.33%(2)
DREYFUS VARIABLE INVESTMENT FUND
  -- INITIAL SHARE CLASS
  Appreciation Portfolio.................        0.75%            N/A            0.03%            0.78%
  Small Company Stock Portfolio..........        0.75%            N/A            0.18%            0.93%
DREYFUS STOCK INDEX FUND.................       0.245%            N/A           0.015%            0.26%
  -- INITIAL SHARE CLASS
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC..............................        0.75%            N/A            0.03%            0.78%
  -- INITIAL SHARE CLASS
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity Growth Portfolio................        0.55%            N/A            0.30%            0.85%(5)
  Value Portfolio........................        0.55%            N/A            0.30%            0.85%(5)
  Fixed Income Portfolio.................        0.40%            N/A            0.30%            0.70%(5)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  (VIP)
  -- INITIAL CLASS
  Growth Portfolio.......................        0.57%            N/A            0.08%            0.65%(3,8)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  II (VIP II)
  -- INITIAL CLASS
  Contrafund(R)Portfolio.................        0.57%            N/A            0.09%            0.66%(3,8)
  Asset Manager Portfolio................        0.53%            N/A            0.08%            0.61%

                                                             DISTRIBUTION
FUND/PORTFOLIO                             MANAGEMENT FEES   (12B-1) FEES   OTHER EXPENSES   TOTAL EXPENSES
--------------                             ---------------   ------------   --------------   --------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  III (VIP III)
  -- INITIAL CLASS
  Growth Opportunities Portfolio.........        0.58%            N/A            0.10%            0.68%(3,8)
  Growth and Income Portfolio............        0.48%            N/A            0.10%            0.58%(3,8)
JANUS ASPEN SERIES
  -- INSTITUTIONAL SHARES*
  Aggressive Growth Portfolio............        0.65%            N/A            0.01%            0.66%(6)
  Flexible Income Portfolio..............        0.65%            N/A            0.11%            0.76%(6)
  International Growth Portfolio.........        0.65%            N/A            0.06%            0.71%(6)
  Worldwide Growth Portfolio.............        0.65%            N/A            0.04%            0.69%(6)
  Capital Appreciation Portfolio.........        0.65%            N/A            0.02%            0.67%(6)
  Strategic Value Portfolio (Service
     Shares).............................        0.00%(7)        0.25%           1.25%(7)         1.50%(7)

---------------

 * Except as noted.

 (1) Expenses do not include custodial credits. With custodial credits, expenses would have been 0.59%.

 (2) Does not include expense reimbursements. With expense reimbursements expenses for Worldwide Emerging Markets is 1.26%.

 (3) Expenses do not include reimbursements. With these expense reimbursements, expenses would have been as follows: Fidelity VIP Growth -- 0.64%; Fidelity VIP II Contrafund -- 0.63%; Fidelity VIP III Growth Opportunities -- 0.66%, and Fidelity VIP III Growth & Income -- 0.57%.

 (4) Management fees include operating expenses.

 (5) Reflects a contractual expense limitation. Without the expense limitation, total expenses would have been as follows: Fixed Income -- 0.96%; Equity Growth -- 1.11%; and Value -- 1.22%.

 (6) Expenses are based upon expenses for fiscal year ended December 31, 2000, restated to reflect a reduction in management fee.

 (7) Expenses are stated net of contractual waivers from Janus Capital. Without waivers, the management fee, other expenses and total expenses would have been 0.65%, 2.82% and 3.72% respectively.

 (8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

THE DEATH BENEFIT

     The minimum Specified Amount is $100,000. However, the Specified Amount may be reduced to $50,000 if at least $50,000 is provided by a Term Insurance Rider added to the policy. The policy owner may elect one of two options to compute the amount of Base Death Benefit payable under the policy. The policy owner's selection may increase the death benefit.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) the Specified Amount plus the increase in the Account Value since the last monthly anniversary; or

          (b) the Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 1, favorable investment performance reduces the cost paid for the death benefit. This reduction will decrease the deduction from Account Value.

     Option 2 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus the Account Value; or

          (b) The Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 2, favorable investment performance will increase the Account Value of the policy. This in turn increases insurance coverage.

The Account Value used in these calculations is the Account Value as of the date of the insured's death.

     The policy owner may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 31.

     When the policy owner applies for insurance, the policy owner can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy will remain in effect as long as:

          (a) The required premiums (reduced by any partial surrenders and applicable fees) have been paid; and

          (b) The Account Value exceeds Outstanding Debt.

     See "Guaranteed Death Benefit Rider," page 36.

PREMIUM FEATURES

     The policy owner must pay an initial premium equal to at least one fourth of the Minimum Annual Premium. After that, subject to certain limitations, the policy owner may choose the amount and frequency of premium payments as the policy owner's financial situation and needs change.

     When the policy owner applies for a policy, the policy owner determines the level amount to pay at fixed intervals over a specified period of time. The policy owner elects to receive a premium notice on an annual, semiannual, quarterly or monthly basis. However, the policy owner may choose to skip or stop making premium payments. The policy continues in effect until the Account Value (less Outstanding Debt) can no longer cover:

          (1) The monthly deductions for the policy, and

          (2) Any optional insurance benefits added by rider.

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 48.

     The payment of premiums the policy owner specifies on the application will not guarantee that the policy will remain in effect. See "Grace Period and Lapse," page 43. If any premium would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or
(2) limit the premium payment, unless the policy owner provides satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L," on page 11.

ALLOCATION OPTIONS

     The policy owner may allocate premium payments and Account Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Account Values to purchase shares of a designated portfolio of the MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth, Fund Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, The Universal Institutional Funds, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds"). The subaccounts available to the policy owner and the investment objectives of each available subaccount are described in detail beginning on page 12.

TRANSFER OF ACCOUNT VALUE

     The policy owner may transfer Account Value among the subaccounts. Subject to certain limitations, the policy owner may also transfer between the subaccounts and the Guaranteed Interest Account. See "Transfer of Account Value," page 40.

POLICY LOANS

     The policy owner may borrow up to 90% of the policy's Account Value (less any Outstanding Debt) from the Company. See "Policy Loans," page 40.

     The amount of Outstanding Debt is subtracted from the death benefit. The Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender," page 41. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 43. The Company charges interest on policy loans. If the interest is not paid when due, the amount due will be added to the principal amount of the Outstanding Debt.

FULL SURRENDER

     The policy owner can surrender the policy during the insured's lifetime and receive the (a) Account Value, plus (b) any applicable refund of sales charge, minus (c) any Outstanding Debt. See "Full Surrender," page 41.

PARTIAL SURRENDER

     The policy owner may request a partial surrender if the Account Value less Outstanding Debt after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to the policy owner. A partial surrender will generally decrease the Target Death Benefit. See "Partial Surrender," at page 42.

     Partial surrenders must be for at least $500. A partial surrender fee of the lesser of $25 or 2% of the amount surrendered will be assessed against the remaining Account Value.

RIGHT TO RETURN POLICY PERIOD

     The policy owner has the right to examine the policy when it is received. The policy owner may return the policy for any reason and obtain a full refund of the premium paid if the policy is returned within 10 days (or longer in some states) after it is received. The policy owner may also return the policy within 45 days after the date the application for the policy is signed. During the Right to Return Policy Period, net premiums will be allocated to either the general account of the Company or the Money Market subaccount (which invests in the Money Market portfolio of the MONY Series Fund, Inc.) depending on the state in which your contract is issued. You should check with your sales representative when you apply for the contract to see which applies in your state. See "Right to Examine a Policy -- Right to Return Policy Period", page 28.

GRACE PERIOD AND LAPSE

     The policy will remain in effect as long as:

          (1) The Account Value less Outstanding Debt is sufficient to pay the current monthly deduction; or

          (2) The policy owner requested the Guaranteed Death Benefit Rider and has met all the requirements of that rider.

     If the policy is about to terminate (or Lapse), we will give the policy owner notice that the policy owner must pay additional premiums. That notice will tell the policy owner the minimum amount that must be paid if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether the policy owner has paid the premiums required by the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit," page 30. If the policy does not meet the test on that date, a notice will be sent to the policy owner giving the policy owner 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse," page 43.

TAX TREATMENT OF INCREASES IN ACCOUNT VALUE

     The federal income tax laws generally tie the taxation of Account Values to the policy owner's receipt of those Account Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. Information on the tax treatment of the policy can be found under "Federal Income Tax Considerations," on page 48.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 48.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are two riders available with this policy.

     - Guaranteed Death Benefit Rider

     - Term Insurance Rider

CONTACTING THE COMPANY

     All written requests, notices and forms required by the policies and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in all 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1996.

     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY America Variable Account L, or the policies.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     The Company has a service agreement with MONY. MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the policies itself, utilizing the services provided by MONY and Andesa TPA, Inc. to meet its obligations under the policies.

     MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the policies.

EFFECTS OF INFLATION

     The Company does not believe that inflation has had a material effect on its results of operations except insofar as inflation affects interest rates.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Account Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Some of the underlying portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, policy purchasers should understand that the underlying portfolios have separate asset pools and are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying portfolio may differ substantially. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The subaccounts of MONY America Variable Account L that are available to you purchase shares from the underlying mutual funds and designated portfolios shown in the following table with their respective investment objectives:

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT        Seeks capital growth with current income
                                                 as a secondary goal. Invests primarily in
   The Dreyfus Socially Responsible Growth       common stock of companies that, in the
   Fund, Inc.                                    opinion of its management, meet
                                                 traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------

   STOCK INDEX SUBACCOUNT                        Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   Dreyfus Stock Index Fund                      Price Index. To pursue this goal, the fund
                                                 generally invests in all 500 stocks in the
                                                 S&P 500(R) in proportion to their
                                                 weighting in the index.
   --------------------------------------------------------------------------------------------

   APPRECIATION SUBACCOUNT                       Seeks long-term capital growth consistent
                                                 with the preservation of capital; current
   Dreyfus Variable Investment Fund              income is a secondary goal. To pursue
   Appreciation Portfolio                        these goals, the portfolio invests in
                                                 common stocks focusing on "blue chip"
                                                 companies with total market values of more
                                                 than $5 billion at the time of purchase.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   SMALL COMPANY STOCK SUBACCOUNT                Seeks investment returns (consisting of
                                                 capital appreciation and income) that are
   Dreyfus Variable Investment Fund              greater than the total return performance
   Small Company Stock Portfolio                 of stocks represented by the Russell
                                                 2500(TM) Index ("Russell 2500"). To pursue
                                                 this goal the portfolio normally invests
                                                 in a blended portfolio of growth and value
                                                 stocks of small and midsize domestic
                                                 companies, including those purchased in
                                                 initial public offerings, whose market
                                                 values generally range between $500
                                                 million and $5 billion, at the time of
                                                 purchase.
   --------------------------------------------------------------------------------------------

   EQUITY SUBACCOUNT                             Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   Enterprise Accumulation Trust                 of companies that meet the portfolio
   Equity Portfolio                              manager's criteria of high return on
                                                 investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   GROWTH SUBACCOUNT I                           Seeks capital appreciation primarily from
                                                 investments in U.S. common stocks of large
   Enterprise Accumulation Trust                 capitalization companies. To pursue this
   Growth Portfolio                              goal the fund usually invests in companies
                                                 with long-term earnings potential but
                                                 which are currently selling at a discount
                                                 to their estimated long-term value.
   --------------------------------------------------------------------------------------------

   HIGH YIELD BOND SUBACCOUNT                    Seeks maximum current income by primarily
                                                 investing in high-yield, income-producing
   Enterprise Accumulation Trust                 U.S. corporate bonds rated B3 or better by
   High Yield Bond Portfolio                     Moody's Investors Service, Inc., or B- or
                                                 better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 Subaccount.
   --------------------------------------------------------------------------------------------

   INTERNATIONAL GROWTH SUBACCOUNT I             Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   Enterprise Accumulation Trust                 non-United States equity securities that
   International Growth Portfolio                the portfolio manager believes are
                                                 undervalued.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MANAGED SUBACCOUNT                            Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   Enterprise Accumulation Trust                 common stocks, bonds and cash equivalents,
   Managed Portfolio                             the percentages of which vary over time
                                                 based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   SMALL COMPANY GROWTH SUBACCOUNT               Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   Enterprise Accumulation Trust                 capitalization companies with
   Small Company Growth Portfolio                above-average growth characteristics that
                                                 are reasonably valued.
   --------------------------------------------------------------------------------------------

   SMALL COMPANY VALUE SUBACCOUNT                Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   Enterprise Accumulation Trust                 small capitalization companies that the
   Small Company Value Portfolio                 portfolio manager believes are undervalued
                                                 -that is the stock's market price does not
                                                 fully reflect the company's value.
   --------------------------------------------------------------------------------------------

   GROWTH SUBACCOUNT II                          Seeks capital appreciation by investing
                                                 primarily in common stocks that it
   Fidelity Variable Insurance Products Fund     believes have above- average growth
   Growth Portfolio                              potential -- that tends to be companies
                                                 with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or have a strong
                                                 industry or market position. May also
                                                 invest in foreign issuers.
   --------------------------------------------------------------------------------------------

   CONTRAFUND(R) SUBACCOUNT                      Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   Fidelity Variable Insurance Products Fund     companies whose value is not fully
   II                                            recognized by the public -- that
   Contrafund(R) Portfolio                       typically, includes companies in
                                                 turnaround situations, companies
                                                 experiencing transitory difficulties, and
                                                 undervalued companies. May also invest in
                                                 foreign issuers.
   --------------------------------------------------------------------------------------------

   GROWTH OPPORTUNITIES SUBACCOUNT               Seeks capital growth by investing
                                                 primarily in common stocks. The manager is
   Fidelity Variable Insurance Products Fund     not constrained by any particular
   III                                           investment style, and at any given time,
   Growth Opportunities Portfolio                may tend to buy "growth" stocks, "value"
                                                 stocks, or a combination of both types.
                                                 May also invest in bonds, which may be
                                                 lower-quality debt securities and
                                                 securities of foreign issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ASSET MANAGER SUBACCOUNT                      Seeks to obtain high total return with
                                                 reduced risk over the long term by
   Fidelity Variable Insurance Products Fund     allocating its assets among stocks, bonds,
   II                                            and short-term investments.
   Asset Manager Portfolio
   --------------------------------------------------------------------------------------------

   GROWTH AND INCOME SUBACCOUNT                  Seeks high total return through a
                                                 combination of current income and capital
   Fidelity Variable Insurance Products Fund     appreciation by investing a majority of
   III                                           assets in common stocks with a focus on
   Growth and Income Portfolio                   those that pay current dividends and show
                                                 potential for capital appreciation.
   --------------------------------------------------------------------------------------------

   CAPITAL APPRECIATION SUBACCOUNT               Seeks long-term growth of capital. It
                                                 pursues its objective by investing
   Janus Aspen Series                            primarily in common stocks selected for
   Capital Appreciation Portfolio                their growth potential. The portfolio may
                                                 invest in companies of any size from
                                                 larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------

   AGGRESSIVE GROWTH SUBACCOUNT                  Seeks long-term growth of capital by
                                                 investing primarily in common stocks
   Janus Aspen Series                            selected for their growth potential by
   Aggressive Growth Portfolio                   investing at least 50% of its equity
                                                 assets in medium-sized companies with
                                                 market capitalization's falling within the
                                                 range of companies in the S&P MidCap 400
                                                 Index.
   --------------------------------------------------------------------------------------------

   FLEXIBLE INCOME SUBACCOUNT                    Seeks maximum total return, consistent
                                                 with preservation of capital by investing
   Janus Aspen Series                            in a variety of income-producing
   Flexible Income Portfolio                     securities such as corporate bonds and
                                                 notes, government securities and preferred
                                                 stock. As a fundamental policy, the
                                                 portfolio will invest at least 80% of its
                                                 assets in income-producing securities. The
                                                 portfolio may own an unlimited amount of
                                                 high-yield/high-risk securities, and these
                                                 may be a big part of the portfolio.
   --------------------------------------------------------------------------------------------

   INTERNATIONAL GROWTH SUBACCOUNT II            Seeks long-term growth of capital by
                                                 investing at least 65% of its total assets
   Janus Aspen Series                            in securities of issuers from at least
   International Growth Portfolio                five different countries, excluding the
                                                 United States. It intends to invest
                                                 substantially all of its assets in issuers
                                                 located outside the United States but may
                                                 at times invest in U.S. issuers and it may
                                                 at times invest all of its assets in fewer
                                                 than five countries or even a single
                                                 country.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   WORLDWIDE GROWTH SUBACCOUNT                   Seeks long-term growth of capital in a
                                                 manner consistent with the preservation of
   Janus Aspen Series                            capital by investing primarily in common
   Worldwide Growth Portfolio                    stocks of companies of any size throughout
                                                 the world. Normally invests in issuers
                                                 from at least five different countries,
                                                 including the United States but may at
                                                 times invest in fewer than five countries
                                                 or even in a single country.
   --------------------------------------------------------------------------------------------

   GOVERNMENT SECURITIES SUBACCOUNT              Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   MONY Series Fund, Inc.                        and other obligations either issued or
   Government Securities Portfolio               guaranteed by the U.S. Government, its
                                                 agencies or instrumentalities, together
                                                 having a dollar weighted average maturity
                                                 of between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   INTERMEDIATE TERM BOND SUBACCOUNT             Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   MONY Series Fund, Inc.                        investing in highly rated fixed-income
   Intermediate Term Bond Portfolio              securities issued by a diverse mix of
                                                 corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   LONG TERM BOND SUBACCOUNT                     Seeks to maximize income and capital
                                                 appreciation over the longer term by
   MONY Series Fund, Inc.                        investing in highly-rated fixed-income
   Long Term Bond Portfolio                      securities issued by a diverse mix of
                                                 corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   MONEY MARKET SUBACCOUNT                       Seeks to maximize current income
                                                 consistent with preservation of capital
   MONY Series Fund, Inc.                        and maintenance of liquidity by investing
   Money Market Portfolio                        primarily in high quality short-term money
                                                 market instruments.
   --------------------------------------------------------------------------------------------

   EQUITY GROWTH SUBACCOUNT                      Seeks long-term capital appreciation by
                                                 investing primarily in growth-oriented
   The Universal Institutional Funds, Inc.       equity securities of large companies with
   Equity Growth Portfolio                       market capitalizations of $1 billion or
                                                 more.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIXED INCOME SUBACCOUNT                       Seeks above-average total return over a
                                                 market cycle of three to five years by
   The Universal Institutional Funds, Inc.       investing primarily in a diversified mix
   Fixed Income Portfolio                        of dollar denominated investment grade
                                                 fixed income securities, particularly U.S.
                                                 government securities, corporate bonds,
                                                 and mortgage securities. The portfolio may
                                                 invest, to a limited extent, foreign fixed
                                                 income securities.
   ----------------------------------------------------------------------------------------

   VALUE SUBACCOUNT                              Seeks above-average total return over a
                                                 market cycle of three to five years by
   The Universal Institutional Funds, Inc.       investing primarily in common stocks of
   Value Portfolio                               companies with equity capitalizations
                                                 greater than $2.5 billion. The portfolio
                                                 focuses on stocks that are undervalued in
                                                 comparison with the stock market as a
                                                 whole, as measured by the S&P 500 Index.
   --------------------------------------------------------------------------------------------

   STRATEGIC VALUE SUBACCOUNT                    Seeks long-term growth of capital by
                                                 investing primarily in common stocks with
   Janus Aspen Series                            the potential for long-term growth of
   Strategic Value Portfolio                     capital using a "value" approach. The
                                                 value approach emphasizes investment in
                                                 companies the portfolio manager believes
                                                 are undervalued relative to their
                                                 intrinsic worth.
   --------------------------------------------------------------------------------------------

   EQUITY INCOME SUBACCOUNT                      Seeks substantial dividend income as well
                                                 as long-term growth of capital through
   T. Rowe Price Equity Series, Inc.             investments in the common stocks of
   T. Rowe Price Equity Income Portfolio         established companies. The manager will
                                                 normally invest at least 65% of the fund's
                                                 total assets in the common stocks of
                                                 well-established companies paying above-
                                                 average dividends.
   --------------------------------------------------------------------------------------------

   NEW AMERICA GROWTH SUBACCOUNT                 Seeks long-term growth of capital by
                                                 investing primarily in the common stocks
   T. Rowe Price Equity Series, Inc.             of companies operating in sectors T. Rowe
   T. Rowe Price New America Growth Portfolio    Price believes will be the fastest growing
                                                 in the U.S.
   --------------------------------------------------------------------------------------------

   PERSONAL STRATEGY BALANCED SUBACCOUNT         Seeks the highest total return over time
                                                 consistent with an emphasis on both
   T. Rowe Price Equity Series, Inc.             capital appreciation and income by
   T. Rowe Price Personal Strategy Balanced      investing in a diversified portfolio
   Portfolio                                     typically consisting of approximately 60%
                                                 stocks, 30% bonds, and 10% money market
                                                 securities.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   LIMITED-TERM BOND SUBACCOUNT                  Seeks a high level of income consistent
                                                 with moderate fluctuation in principal
   T. Rowe Price Fixed Income Series, Inc.       value by investing at least 65% of total
   T. Rowe Price Limited-Term Bond Portfolio     assets in short- and immediate-term bonds.
                                                 At least 90% of the portfolio will consist
                                                 of investment grade bonds. The fund's
                                                 dollar-weighted average effective maturity
                                                 will not exceed five years.
   --------------------------------------------------------------------------------------------

   PRIME RESERVE SUBACCOUNT                      Seeks preservation of capital, liquidity,
                                                 and consistent with these, the highest
   T. Rowe Price Fixed Income Series, Inc.       possible current income by investing in
   T. Rowe Price Prime Reserve Portfolio         high-quality U.S. dollar-denominated money
                                                 market securities.
   --------------------------------------------------------------------------------------------

   INTERNATIONAL STOCK SUBACCOUNT                Seeks long-term growth of capital through
                                                 investment primarily in the common stocks
   T. Rowe Price International Series, Inc.      of established, non-U.S. companies. The
   T. Rowe Price International Stock             manager employs a growth style, and will
   Portfolio                                     invest in developed and emerging countries
                                                 throughout the world with a focus on large
                                                 and to a lesser extent medium-sized
                                                 companies.
   --------------------------------------------------------------------------------------------

   WORLDWIDE BOND SUBACCOUNT                     Seeks high total return - income plus
                                                 capital appreciation - by investing
   Van Eck Worldwide Insurance Trust             globally, primarily in a variety of debt
   Worldwide Bond Fund                           securities.
   --------------------------------------------------------------------------------------------

   WORLDWIDE EMERGING MARKETS SUBACCOUNT         Seeks long-term capital appreciation by
                                                 investing primarily in equity securities
   Van Eck Worldwide Insurance Trust             in emerging markets around the world. The
   Worldwide Emerging Markets Fund               fund emphasizes investment in countries
                                                 that have relatively low gross national
                                                 product per capita, as well as the
                                                 potential for rapid economic growth.
   --------------------------------------------------------------------------------------------

   WORLDWIDE HARD ASSETS SUBACCOUNT              Seeks long-term capital appreciation by
                                                 investing primarily in "hard asset
   Van Eck Worldwide Insurance Trust             securities." For the fund's purpose, "hard
   Worldwide Hard Assets Fund                    asset securities" are stocks, bonds, and
                                                 other securities of companies that derive
                                                 at least 50% of gross revenue or profit
                                                 from exploration, development, production
                                                 or distribution of precious metals,
                                                 natural resources, real estate, or
                                                 commodities. Income is a secondary
                                                 consideration.
   --------------------------------------------------------------------------------------------

                                   THE FUNDS

     The Funds (except for the Janus Aspen Series Aggressive Growth, Capital Appreciation and Strategic Value Portfolios) are diversified, open-end management investment companies of the series type. Janus Aspen Series Aggressive Growth, Capital Appreciation and Strategic Value Portfolios are non-diversified, open-end management investment companies. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds. Each available subaccount of MONY Variable Account L will invest only in the shares of the designated portfolio of the Funds.

MONY SERIES FUND, INC.

     MONY Series Fund, Inc. has a number of portfolios. The portfolios available to the policy owner are listed in the table below. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, paid all expenses associated with organizing the MONY Series Fund, Inc. when it was organized in 1985. Those expenses also included the costs of the initial registration of its securities. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., the Company receives a daily investment adviser fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.

--------------------------------------------------------------------------------------------
                 PORTFOLIO                                INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% of assets in excess of $800 million of
                                                the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios. The table below lists those currently available to be purchased by subaccounts available to the policy owner. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of the Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio, Volume II -- Underlying Funds. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to

Enterprise Capital on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the chart below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management Company   the next $400 million and       excess of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800         portfolio's average daily
                                      million of the average daily    net assets.
                                      net assets.
------------------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     Wellington Management
                                      first $400 million, 0.75% of    Company's fee for the assets
  Wellington Management Company, LLP  the next $400 million and       of the portfolio it manages
  and Sanford C. Bernstein & Co. are  0.70% in excess of $800         is an annual rate of 0.40%
  the sub-investment advisers.        million of the average daily    up to $500 million, 0.35% of
                                      net assets.                     the next $500 million, 0.30%
                                                                      of the next $1 billion, and
                                                                      0.25% in excess of $2
                                                                      billion of the portfolio's
                                                                      aggregate average daily net
                                                                      assets. Sanford C. Bernstein
                                                                      & Co., Inc.'s fee for the
                                                                      assets of the portfolio it
                                                                      manages is an annual rate of
                                                                      0.40% up to $10 million,
                                                                      0.30% from $10 million to
                                                                      $50 million, 0.20% from $50
                                                                      million to $100 million, and
                                                                      0.10% in excess of $100
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      first $400 million, 0.75% of    first $1 billion and 0.30%
  Gabelli Asset Management Company    the next $400 million and       in excess of $1 billion of
  is the sub-investment adviser.      0.70% in excess of $800         the portfolio's average
                                      million of the average daily    daily net assets.
                                      net assets.
------------------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the     Annual rate of 0.40% of the
                                      average daily net assets.       first $100 million, 0.35% of
  Vontobel USA Inc. is the                                            $100 million to $200
  sub-investment adviser.                                             million, 0.30% of $200
                                                                      million to $500 million and
                                                                      0.25% in excess of $500
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      average daily net assets.       first $100 million and 0.25%
  Caywood-Scholl Capital Management                                   in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO                    Annual rate of 0.75% of the     Annual rate of 0.30% up to
                                      average daily net assets.       $1 billion and 0.20% in
  Montag & Caldwell, Inc. is the                                      excess of $1 billion of the
  sub-investment adviser.                                             portfolio's average daily
                                                                      net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO      Annual rate of 1.00% of the     Annual rate of 0.65% of the
                                      daily net assets.               first $50 million, 0.55% of
  William D. Witter, Inc. is the                                      the next $50 million and
  sub-investment adviser.                                             0.45% in excess of $100
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC.
T. ROWE PRICE FIXED INCOME SERIES, INC.

     T. Rowe Price Equity Series, Inc. has a number of portfolios. The table below lists the portfolios that can be purchased by subaccounts available to the policy owner. T. Rowe Price Fixed Income Series, Inc. has two portfolios, the shares of which can be purchased by subaccounts available to the policy owner.
T. Rowe Price Associates, Inc. acts as the investment manager of T. Rowe Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. Fees are deducted daily and paid to T. Rowe Price Associates, Inc. on a monthly basis. Management fees include operating expenses. The daily investment adviser fees for each portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   T. Rowe Price Equity Income Portfolio          average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   T. Rowe Price New America Growth Portfolio     average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series Inc.               Annual rate of 0.90% of the portfolio's
   T. Rowe Price Personal Strategy Balanced       average daily net assets.
   Portfolio
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.70% of the portfolio's
   T. Rowe Price Limited Term Bond Portfolio      average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.55% of the portfolio's
   T. Rowe Price Prime Reserve Portfolio          average daily net assets.
   ------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL SERIES, INC.

     The International Stock Portfolio of T. Rowe Price International Series, Inc. can be purchased by subaccounts available to the policy owner. T. Rowe Price International, Inc., a wholly-owned subsidiary of T. Rowe Price Associates, Inc., acts as the investment manager of T. Rowe Equity International Series,

Inc. Fees are deducted daily and paid to T. Rowe Price International, Inc. on a monthly basis. Management fees include operating expenses. The daily investment adviser fees for the portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   T. Rowe Price International Stock Portfolio    Annual rate of 1.05% of the portfolio's
                                                  average daily net assets.
   ------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust has a number of portfolios. The table below lists the portfolios currently available to be purchased by subaccounts available to the policy owner. Van Eck Associates Corporation, is the investment manager of Worldwide Insurance Trust. Van Eck Worldwide Insurance Trust pays an investment advisory fee to Van Eck Associates Corporation. Fees are deducted daily and paid to Van Eck Associates Corporation on a monthly basis. The daily investment adviser fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   WORLDWIDE BOND FUND                            Annual rate of 1.00% of the first $500
                                                  million, .90% of the next $250 million, and
                                                  .70% in excess of $750 million of the
                                                  portfolio's aggregate average daily net
                                                  assets.
   ------------------------------------------------------------------------------------------

   WORLDWIDE HARD ASSETS FUND                     Annual rate of 1.00% of the first $500
                                                  million, .90% of the next $250 million, and
                                                  .70% in excess of $750 million of the
                                                  portfolio's aggregate average daily net
                                                  assets.
   ------------------------------------------------------------------------------------------

   WORLDWIDE EMERGING MARKETS FUND                Annual rate of 1.00% of the portfolio's
                                                  aggregate average daily net assets.
   ------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND

     Dreyfus Variable Investment Fund has a number of portfolios. The table below lists the portfolios that are currently available to be purchased by subaccounts available to the policy owner. The Dreyfus Corporation, is the investment adviser of the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing some of the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   DREYFUS VARIABLE INVESTMENT FUND        Annual rate of 0.75% of the    The Dreyfus Corporation
   APPRECIATION PORTFOLIO                  portfolio's average daily      pays the sub-investment
                                           net assets.                    adviser an annual rate of
   Fayez Sarofim & Co.                                                    0.20% up to $150 million,
                                                                          0.25% from next $150
                                                                          million to $300 million,
                                                                          and 0.375% of $300 million
                                                                          or more of the portfolio's
                                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   DREYFUS VARIABLE INVESTMENT FUND        Annual rate of 0.75% of the    Not Applicable
   SMALL COMPANY STOCK PORTFOLIO           portfolio's average daily
                                           net assets.
   None
   ------------------------------------------------------------------------------------------------------

   THE DREYFUS SOCIALLY RESPONSIBLE        Annual rate of 0.75% of the    The Dreyfus Corporation
   GROWTH FUND, INC.                       portfolio's average daily      pays the sub-investment
                                           net assets.                    adviser an Annual rate of
   NCM Capital Management Group, Inc.                                     0.10% of the first $32
                                                                          million, 0.15% in excess of
                                                                          $32 million up to $150
                                                                          million, 0.20% in excess of
                                                                          $150 million up to $300
                                                                          million, 0.25% in excess of
                                                                          $300 million of the
                                                                          portfolio's average daily
                                                                          net assets.
   ------------------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX FUND                Annual rate of 0.245% of       The Dreyfus Corporation
                                           the portfolio's average        pays the sub-investment
   Mellon Equity Associates                daily net assets.              adviser an annual rate of
                                                                          0.095% of the portfolio's
                                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

     The table below lists the Universal Institutional Funds, Inc. portfolios that can be purchased by subaccounts available to the policy owner. Fees are deducted daily and paid to the investment adviser on a quarterly basis. The investment adviser and daily investment adviser fees for each portfolio are shown in the chart below.

   ---------------------------------------------------------------------------------------------
            PORTFOLIO                 INVESTMENT ADVISER           INVESTMENT ADVISER FEE
   ---------------------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO         Miller Anderson & Sherrerd,    Annual rate of 0.40% of the
                                  LLP                            first $500 million, 0.35%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.30% in
                                                                 excess of $1 billion of the
                                                                 portfolio's average daily
                                                                 net assets.
   ---------------------------------------------------------------------------------------------
   VALUE PORTFOLIO                Miller Anderson & Sherrerd,    Annual rate of 0.55% of the
                                  LLP                            first $500 million, 0.50%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.45% in
                                                                 excess of $1 billion of the
                                                                 portfolio's average daily
                                                                 net assets.
   ---------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------
            PORTFOLIO                 INVESTMENT ADVISER           INVESTMENT ADVISER FEE
   ---------------------------------------------------------------------------------------------
   EQUITY GROWTH PORTFOLIO        Morgan Stanley Dean Witter     Annual rate of 0.55% of the
                                  Investment Management Inc.     first $500 million, 0.50%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.45% in
                                                                 excess of $1 billion of the
                                                                 portfolio's average daily
                                                                 net assets.
   ---------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R) PORTFOLIO; ASSET MANAGER PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO; GROWTH AND INCOME PORTFOLIO

     The table below lists the portfolios from each of three Fidelity Funds that can be purchased by subaccounts available to you. Fidelity Management & Research ("FMR") is each Fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the Funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fees are shown in the table below.

   ------------------------------------------------------------------------------------------------------
          PORTFOLIO AND SUB-INVESTMENT ADVISERS                     INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH    The fee is calculated by adding a group fee
   PORTFOLIO                                              rate to an individual fee rate, dividing by
                                                          twelve, and multiplying the result by the
                                                          Fund's average net assets throughout the
                                                          month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this Fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this fund is 0.30%
                                                          of the Fund's average net assets.
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   II -- CONTRAFUND(R) PORTFOLIO                          rate to an individual fee rate, dividing by
   Fidelity Management & Research (U.K.) Inc. and         twelve, and multiplying the result by the
   Fidelity Management & Research Far East Inc. are       Fund's average net assets throughout the
   the sub-investment advisers.                           month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this Fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this Fund is 0.30%
                                                          of the Fund's average net assets.
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
          PORTFOLIO AND SUB-INVESTMENT ADVISERS                     INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   II -- ASSET MANAGER PORTFOLIO                          rate to an individual fee rate, dividing by
                                                          twelve, and multiplying the result by the
   Fidelity Management & Research (U.K.) Inc.             Fund's average net assets throughout the
   Fidelity Management & Research Far East Inc.           month. The group fee rate is based on the
   Fidelity Investments Money Management, Inc.            average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this Fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this Fund is 0.25%
                                                          of the Fund's average net assets.
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   III -- GROWTH AND INCOME PORTFOLIO                     rate to an individual fee rate, dividing by
                                                          twelve, and multiplying the result by the
   Fidelity Management & Research (U.K.) Inc.             Fund's average net assets throughout the
   Fidelity Management & Research Far East Inc.           month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this Fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this Fund is 0.20%
                                                          of the Fund's average net assets.
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   III -- GROWTH OPPORTUNITIES PORTFOLIO                  rate to an individual fee rate, dividing by
   Fidelity Management & Research (U.K.) Inc. and         twelve, and multiplying the result by the
   Fidelity Management & Research Far East Inc. are       fund's average net assets throughout the
   the sub-investment advisers                            month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this fund is 0.30%
                                                          of the fund's average net assets.
   ------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

     Janus Aspen Series has several portfolios. The shares of the portfolios in the table below can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment advisory fee for each portfolio is shown in the table below.

   ------------------------------------------------------------------------------------------------------
                        PORTFOLIO                                   INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO         Annual rate of 0.65% of the portfolio's
                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO           Annual rate of 0.65% of the first $300
                                                          million, 0.55% over $300 million of the
                                                          portfolio's average daily net assets.
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.65% of the portfolio's
                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
                        PORTFOLIO                                   INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO          Annual rate of 0.65% of the portfolio's
                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO      Annual rate of 0.65% of the portfolio's
                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES STRATEGIC VALUE PORTFOLIO           Annual rate of 0.65% of the portfolio's
                                                          average daily net assess.
   ------------------------------------------------------------------------------------------------------

     The investment objectives of all portfolios (except the Janus portfolios) purchased by the subaccounts are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected portfolio. For each of the Funds this means the lesser of (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented or (2) more than 50% of the outstanding portfolio shares. The investment objectives of the Janus portfolios purchased by the corresponding subaccounts are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each portfolio are substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the table on pages 12-18. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Account Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of the policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Account Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The policy may be sold together with other related policies forming a case. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured not less than 18 years of age and up to and including 80 years of age with evidence of insurability that satisfies the Company. The age of the insured is the age on his or her birthday nearest the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 amount of Term Insurance Rider is added to the policy. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     A Life Insurance Binder Agreement is available for use as a receipt of premium and to effect coverage prior to the issuance of any policies. It is designated to provide a specific amount of coverage for a limited period of time. Typically, this coverage will not exceed $1,000,000 nor will it usually extend beyond 90 days.

  Initial Premium Payment

     Once the application is approved and the policy owner is issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you will be transferred to the Money Market Subaccount or the general account of the company (depending upon the state in which your contract is issued) until the Right to Return Policy Period has ended. The amount transferred would include amounts in the general account under the Binder Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, premium will be held in the general account until the policy date. On the Policy Date, premiums will be transferred to the Money Market Subaccount or the general account of the company (depending upon the state in which your contract is issued) until the Right to Return Policy Period ends. When the Right to Return Policy Period ends, the premium transferred to the general account (plus any interest credited by the Company) or transferred to the Money Market Subaccount is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. Interest will be credited annually from the later of the Policy Date and the Valuation Date that coincides with or next follows the date the premium is received by the Company. Premiums allocated to the general account will be credited with the LIBOR Rate. Annual credits can be less than, equal to or greater than the LIBOR Rate. (See "Right to Examine a Policy -- Right to Return Policy Period," page 28.)

  Policy Date

     The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated (excluding mortality and expense charge).

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of any proposed insured that does not meet the Company's guaranteed issue standards. The Company may use guaranteed issue underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

     The Right to Return Policy Period follows the application for a policy and its issuance to the policy owner. The period runs to the latest of:

          (a) 45 days after Part I of the application is signed, or

          (b) 10 days (or longer in certain states) after the policy owner receives the policy, or

          (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the policy owner.

     During this period, the policy owner may cancel the policy.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility to the policy owner to determine the amount and frequency of premium payments.

  Case Premiums

     Generally, to issue a policy, the Company requires the premiums for the first policy year for the policy or policies representing a case to equal or exceed $100,000. The Company may, in its sole discretion, allow a reduced minimum case premium where the Company's rules for exceptions are met.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least one fourth of the Minimum Annual Premium to put the policy in effect. If the policy owner wants to pay premiums less often than annually, the premium required to put the policy in effect is equal to the lesser of:

          (a) The Minimum Annual Premium divided by the frequency of the scheduled premium payments, or

          (b) 25% of the Minimum Annual Premium.

     This Minimum Annual Premium will be based upon:

     (1) The policy's Specified Amount,

     (2) Any riders added to the policy, and

     (3) The insured's

          (a) Age,

          (b) Smoking status,

          (c) Gender (unless unisex cost of insurance rates apply, see "Deductions from Account Value-Cost of Insurance," page 46), and

          (d) Underwriting class.

     The Minimum Annual Premium will be shown in the policy. Thereafter, subject to the limitations described below, the policy owner may choose the amount and frequency of premium payments to reflect varying financial conditions.

  Scheduled Premiums

     When applying for a policy, a policy owner determines a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. Each policy owner will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual, quarterly or monthly basis, at the policy owner's option. After the Minimum Annual Premium has been paid, the minimum scheduled premium for any policy is $100. Although reminder notices will be sent, the policy owner may not be required to pay scheduled premium payments.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 43.)

CHOICE OF DEFINITION OF LIFE INSURANCE

     Your policy offers two death benefit qualification tests, which we use to calculate the minimum death benefit. You choose one of these tests on your application. Once you choose a test, you cannot change it.

     In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

     The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Account Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.

  Cash Value Accumulation Test

     If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

     This test determines what the death benefit should be in relation to your policy's Account Value. In general, as your policy's Account Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.

     Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

  Guideline Premium/Cash Value Corridor Test

     If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Account Value by a death benefit percentage.

     You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

     Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in "Federal Income Tax Considerations -- Definition of Life Insurance" on page 49.

GUARANTEED DEATH BENEFIT

     Generally, the policy remains in effect so long as the Account Value less Outstanding Debt is sufficient to pay the charges that maintain the policy. The charges that maintain the policy are deducted monthly from the Account Value. The Account Value of the policy is affected by:

     (1) The investment experience of any amounts in the subaccounts of MONY America variable Account L,

     (2) The interest earned in the Guaranteed Interest Account, and

     (3) The deduction from Account Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time the policy remains in effect without the payment of additional premiums. See "Grace Period and Lapse," page 43.

     When the policy owner applies for a policy, the policy owner will be able to choose the Guaranteed Death Benefit Rider. The Rider may extend the period that the Specified Amount of the policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Guaranteed Death Benefit Rider," page 36.

  Modified Endowment Contracts

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether the policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when the policy owner takes certain pre-death distributions from the policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 51.

  Unscheduled Premium Payments

     Generally, the policy owner may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment the policy owner wishes to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit equals a policy owner's cash value multiplied by a death benefit percentage as a result of the Federal income tax law definition of life insurance. See "Death Benefits Under the Policy," page 31 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 49. However, such a premium may be accepted if satisfactory evidence of insurability is provided. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to the policy owner if it would exceed the maximum premium limitations prescribed by the Federal income tax law definition of life insurance.

     Payments the policy owner sends to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless the policy owner requests otherwise. If the policy owner requests that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If the policy owner skips or stops paying premiums, the policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover (1) the monthly deductions from the Account Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse." page 43.

     The policy owner's Specified Amount is guaranteed to remain in effect as long as a Guaranteed Death Benefit Rider is in effect. See "Guaranteed Death Benefit Rider," on page 36.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to any number of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 1% of a net premium. Allocation percentages must sum to 100%.

     The Policy owner may change the allocation of net premiums at any time by submitting a proper written request to our Customer Service Center at 1 MONY Plaza, Syracuse, New York, 13202. The revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 1% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Term Insurance Rider. The amount of the Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the policy owner. The Target Death Benefit can be scheduled at issue in level or increasing amounts over the lifetime of the insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Term Insurance Rider is added to the

Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the policy.

     As described below, over time the Base Death Benefit may vary from the Specified Amount. This may result from:

          (1) The operation of a death benefit Option,

          (2) Increases to comply with the Federal income tax law definition of life insurance,

          (3) Changes in the death benefit Option, or

          (4) Increases or decreases requested by the policy owner.

     The Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the Base Death Benefit. The Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. See "Term Insurance Rider," page 37.

     As long as the Policy remains in effect, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named beneficiary. Death benefit proceeds will consist of:

          (1) The Base Death Benefit under the policy, plus

          (2) Any amount provided by the Term Insurance Rider, less

          (3) Any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges).

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

DEATH BENEFIT OPTIONS

     Each policy owner may select one of two death benefit Options: Option 1 or Option 2. Generally, the policy owner designates the death benefit option in the application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as the policy is in effect, the death benefit under either option will never be less than the Specified Amount of the policy.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus any increase in Account Value since the last monthly anniversary, or

          (b) The Cash Value multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax
     Considerations -- Definition of Life Insurance," page 49. The death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Account Value, or

          (b) The Cash Value multiplied by a death benefit percentage.

          The Account Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendices A or

     B. The death benefit in Option 2 will always vary as Account Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

     In addition, the policy owner has the option at issue to select an alternate Death Benefit Percentage. The alternate Death Benefit Percentage may produce a higher Base Death Benefit amount beginning the later of the Insured's age 55 or 10 years following policy issue. This alternate Death Benefit Percentage grades back to the Federal income tax law Death Benefit Percentage at the Maturity Date. Use of the alternate Death Benefit Percentage results in a higher ratio of Base Death Benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the alternate Death Benefit Percentage results in a higher Base Death Benefit than the IRS' Death Benefit Percentage, this higher Base Death Benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future Base Death Benefits. The election of the alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for alternate death benefit percentages.)

  Changes in Death Benefit Option

     The policy owner may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. The policy owner may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 2 will affect the determination of the Base Death Benefit from that point on. As of the date of the change, the Account Value will be added to the new Specified Amount. The death benefit will then vary with the Account Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 1 will affect the determination of the Base Death Benefit from that point on. The change to Option 1 will generally reduce the death benefit payable in the future.

     Increases in the Specified Amount resulting from a change in death benefit Option do not create new coverage segments. They increase the size of the oldest coverage segments of the Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

     Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Base Death Benefit exceeds Account Value. See "Deductions from Account Value-Cost of Insurance," page 46. If the policy's Base Death Benefit is not based on the death benefit percentage under Option 1 or

2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN DEATH BENEFIT AMOUNTS

     The policy owner may increase or decrease the Target Death Benefit subject to Company approval. The Target Death Benefit is the Specified Amount plus the benefit amount of the Term Insurance Rider. Increases or decreases in the Target Death Benefit can be done on a scheduled or unscheduled basis.

  Scheduled Increases in Target Death Benefits

     Increases to the Target Death Benefit may be scheduled:

        (1) At the time of application for the Policy, or

        (2) At the time of the application for an unscheduled increase.

Scheduled increases will be effective on the requested date. A scheduled increase may only be made by increasing the amount of the Term Insurance Rider. Since these increases are scheduled at issue, evidence of insurability will not be required at the time the increase becomes effective. Scheduled increases do not create new "coverage segments." Therefore, cost of insurance and other charges are not computed separately for such increases.

  Unscheduled Increases in Target Death Benefit

     A policy owner may request an unscheduled increase in the Target Death Benefit at any time after issue prior to the insured's age 81 (or age 70 for policies issued on a guaranteed basis). Additional evidence of insurability satisfactory to the Company will be required. An unscheduled increase will not be given for increments less than $10,000. Requests for an unscheduled increase must be made by written application to the Customer Service Center. The increase will become effective on the monthly anniversary following the approval of the request by the Company.

     An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Term Insurance Rider.

     - Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to be a request for an increase to the Specified Amount.

     - An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so that the Term Insurance Rider amount will remain unchanged after the increase.

     An unscheduled increase in Specified Amount will create a new "coverage segment" for which cost of insurance and other charges are computed separately. If the Specified Amount is increased:

     - Additional sales charges associated with the increase will be incurred.

     - The sales charge for the increase is calculated in a similar way as for the original Specified Amount. Premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums (defined by the Federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.

     - The Company deducts a Sales Charge from each premium allocated to each segment up to the "Target Premium" paid in each year during the first ten policy years following an increase in Specified Amount.

     - The Target Premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted.

     - The adjustment will be done prospectively to reflect the increase.

     - If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an unscheduled increase creates a new coverage segment of Specified Amount, the Account Value after the increase will be allocated:

     (1) first to the original coverage segment, and

     (2) second to each coverage segment in order of the increases.

     (3) Allocations will be in the same proportion that the guideline annual premiums (defined by the Federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.

     Increasing the Specified Amount will generally increase the Base Death benefit of the policy. The amount of the change in the Base Death Benefit will depend, among other things on:

     (1) The death benefit Option chosen by the policy owner, and

     (2) Whether the Base Death Benefit under the policy is being calculated using a Death Benefit Percentage at the time of the change.

Changing the Specified Amount could affect:

     (1) The subsequent level of the Base Death Benefit while the policy is in effect, and

     (2) The subsequent level of policy values.

For example, an increase in Specified Amount may increase the net amount at risk under a policy, which will increase a policy owner's cost of insurance charges over time.

  Decreases In Target Death Benefits

     Any decrease in Specified Amount will reduce the Target Death Benefit of the policy and may reduce the Specified Amount of the policy at issue. Any decrease will be applied:

     (1) First to reduce the coverage segments of Term Insurance Rider associated with the most recent increases, then

     (2) To the next most recent increases of Term Insurance Rider successively, and last

     (3) To the original coverage segment of Term Insurance Rider.

After all coverage segments of Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. A decrease will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the minimum we require to issue the policy at the time of the reduction.

     The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target Death Benefit or Specified Amount is decreased, target premiums will also be adjusted for the decrease. If the target death benefit is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Decreases become effective on the monthly anniversary following the approval of the request by the Company.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

     (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

     (2) To effect the decrease, payments to you would have to be made from Account Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Account Value of the policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 49.

     Decreasing the Specified Amount will generally decrease the Base Death Benefit. The amount of change in the Base Death Benefit will depend, among other things, on:

     (1) The death benefit Option chosen, and

     (2) Whether the Base Death Benefit under the policy is being calculated using a death benefit percentage at the time of the change.

Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the policy is in effect and the subsequent level of policy values. For example, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a policy owner's cost of insurance charges over time.

     Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.

GUARANTEED DEATH BENEFIT RIDER

     When the policy owner applies for a policy, the policy owner may also elect the Guaranteed Death Benefit Rider. This rider may extend the period the Specified Amount of the policy remains in effect. An extra charge is deducted from the Account Value each month and premiums at least equal to the cumulative Monthly Guaranteed Premium must have been paid.

     In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the insured's age 95 ("Guarantee Period"). An extra charge will be deducted from the Account Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Deductions from Account Value-Guaranteed Death Benefit Charge," page 47.

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test we:

          (1) total the actual premiums you have paid for the policy, and

          (2) subtract the amount of partial surrenders (and associated fees).

The result must equal or exceed:

          (1) the Monthly Guarantee Premium for the Rider, times

          (2) the number of complete months since the policy date.

If the policy meets both tests on the monthly anniversary day, the rider remains in effect until the next monthly anniversary date. If the policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Rider Is in Effect" on page 44.

     Please refer to the policy for additional information on the Guaranteed Death Benefit Rider.

     The Guaranteed Death Benefit Rider is not available on policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Account Value for each optional benefit added to your policy. See "Charges and Deductions," page 46. The amounts of these benefits are fully guaranteed at issue. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 51. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Term Insurance Rider

     The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the insured, which is annually renewable to attained age 95. As described below, the amount of coverage provided by the Rider varies over time.

     When the policy is issued, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each policy year, and subject to the Company's rules, may be changed after issue. See "Death Benefits Under the Policy," page 31.

     The amount of the Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the Base Death Benefit in effect. The Rider is dynamic, it adjusts for variations in the Base Death Benefit under the policy (e.g., changes resulting from the Federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of the Target Death Benefit allowed is $900,000.

     For example, assume the Base Death Benefit varies according to the following schedule. The Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year.

  BASE DEATH BENEFIT   TARGET DEATH BENEFIT   TERM INSURANCE RIDER AMOUNT
  ------------------   --------------------   ---------------------------
       $500,000              $550,000                   $50,000
       $501,500              $550,000                   $48,500
       $501,250              $550,000                   $48,750

     Since the Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the Base Death Benefit. Using the above example, if the Base Death Benefit grew to $550,000, the Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the policy. Therefore, if the Base Death Benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

     There is no defined premium for the Term Insurance Rider. The cost of the Rider is added to the monthly deductions, and is based on the insured's attained age and premium class. The Company may adjust the rate charged for the Rider from time to time. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that policy year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.

BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER

     The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Account Value of the policy less Outstanding Debt. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 59.

     At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

     Please refer to the policy for additional information on the Maturity Extension Rider. This rider is available only in states where approval has been received.

POLICY VALUES

  Account Value

     The Account Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's loan account, and any interest, to secure Outstanding Debt.

     On each Valuation Date, the part of the Account Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Account Value also is adjusted to reflect the assessment of the monthly deduction. See "Determination of Account Value," page 38. No minimum amount of Account Value allocated to a particular subaccount is guaranteed. A policy owner bears the risk for the investment experience of Account Value allocated to the subaccounts.

  Surrender Value

     The owner can surrender a policy at any time while the insured is living and receive its Cash Value less any Outstanding Debt. The Cash Value of the policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Surrender Value will equal the Account Value (less any Outstanding Debt). See "Full Surrender," page 41.

DETERMINATION OF ACCOUNT VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Account Value will vary. The Account Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Account Value and you bear the entire risk relating to the investment performance of Account Value allocated to the subaccounts.

     The Company invests amounts allocated to the subaccounts in shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fee.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 40.) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever net premiums or transfer amounts (including transfers from the loan account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the loan account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Account Value.

     - Pay policy transaction charges.

     - Pay partial surrender fees.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 p.m. Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation

Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF ACCOUNT VALUE

     You may transfer Account Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Customer Service Center. Currently, there are:

          (1) No limitations on the number of transfers between subaccounts.

          (2) No minimum amount required for a transfer.

          (3) No minimum amount required to remain in a given subaccount after a transfer.

     After the Right to Return Policy Period, Account Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 56.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 56. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     The policy owner may borrow money from the Company at any time using the policy as security for the loan. A loan is taken by submitting a proper written request to the Company's administrative office. A policy owner may take a loan any time a policy is in effect. The minimum amount a policy owner may borrow is $250 (except for policies offered or issued in Connecticut where the minimum amount is $200). The maximum amount that may be borrowed at any time is 90% of the Account Value of the policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate of 4.6%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The owner may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When a loan is taken, an amount equal to the loan is transferred out of the policy owner's Account Value into the loan account to secure the loan. The entire amount of the loan will be allocated against the Guaranteed Interest Account and each sub-account in the same proportion that the account value held in the Guaranteed Interest Account and each sub-account bears to the account value in all such accounts. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The loan account is part of the Company's general account. Amounts held in the loan account are credited monthly with an annual rate of interest not less than 4.0%. After the tenth policy anniversary, the annual interest rate that applies to the Loan Account is expected to be 0.3% higher than otherwise applicable. As of July 10, 2000 in states where approval has been given for the declaration of interest on a daily basis the increase in the interest rate after the tenth policy year may not apply.

     Loan repayments release funds from the loan account. Unless you request otherwise, amounts released from the loan account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, any interest earned on the amount held in the Loan Account will be transferred each policy anniversary to each of the subaccounts and the Guaranteed Interest Account on the same basis.

     Amounts held in the loan account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the Cash Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. Unless the Guaranteed Death Benefit Rider is in effect, the policy will lapse when (1) the Account Value minus Outstanding Debt is insufficient to cover the monthly deduction against the policy's Account Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the policy. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse," page 43.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if your policy lapses with an outstanding loan balance, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 48.

FULL SURRENDER

     A policy owner may fully surrender a policy at any time during the life of the insured. The amount received for a full surrender is the policy's Account Value plus (1) any applicable refund of sales charge, reduced by (2) any Outstanding Debt. For purposes of calculating the Account Value, the net asset value of shares of the portfolios of the applicable subaccounts will be determined on (1) the Valuation Date that we receive your request at our administrative office, or (2) on the next Valuation Date if that day is not a Valuation Date.

     A policy owner may surrender a policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. A policy owner may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under the policy. See "Payment Plan Settlement Provisions," page 59. For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration," page 48.

PARTIAL SURRENDER

     With a partial surrender, the policy owner obtains a part of the Account Value of the policy without having to surrender the policy in full. The policy owner may request a partial surrender beginning in the first policy year in states where approval has been received. In states where approval has not been received, the policy owner may request a partial surrender after the first policy anniversary. The partial surrender and the corresponding calculation of net asset value will take effect on (1) the Valuation Date that we receive your request at our administrative office, or (2) on the next Valuation Date if that day is not a Valuation Date. There is currently no limit on the number of partial surrenders allowed in a policy year but the Company reserves the right to limit the number of partial surrenders to 12 per year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, the policy's Account Value less Outstanding Debt must be at least $500 after the partial surrender. In addition, the partial surrender must not reduce the Target Death Benefit or Specified Amount below the minimum we require to issue the policy.

     The policy owner may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, the policy owner's Account Value and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of the partial surrender (plus the applicable fee) will be deducted proportionately from the policy owner's Account Value in the subaccounts and the Guaranteed Interest Account.

     When a partial surrender is made and you selected death benefit Option 1, the Target Death Benefit and the Base Death Benefit of your policy is generally decreased by the amount of the partial surrender (plus its fee). The Specified Amount under the policy is decreased by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Specified Amount, the amount, if any, that the Specified Amount exceeds the difference between the Base Death Benefit less the amount of the partial surrender.

The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender.

     When a partial surrender is made and you selected death benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the policy. However, assuming that the Base Death Benefit under Option 2 is not equal to the Cash Value times the applicable death benefit percentage, the partial surrender will reduce the Base Death Benefit by the amount of the partial surrender. If the Option 2 death benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the Base Death Benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender. See "Death Benefits Under the Policy," page 31.

     There is a fee for each partial surrender of the lesser of $25 or 2% of the partial surrender amount. See "Charges and Deductions -- Transaction and Other Charges," page 47.

     For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations," page 48.

GRACE PERIOD AND LAPSE

     Your policy will lapse only when:

     (1) The Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the policy's Account Value on any monthly anniversary day, and

     (2) A 61-day Grace Period expires without the policy owner making a sufficient payment.

     If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) an insufficiency occurs, and (2) a Guaranteed Death Benefit Rider is not in effect, the policy owner must pay the required amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid, loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when the policy owner has Outstanding Debt. In this event, the policy owner could repay enough of the Outstanding Debt to avoid termination. The policy owner may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, the policy owner may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Account Value less Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify the policy owner (and any assignee of record) of the payment required to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. The payment required is:

     (1) the amount of the monthly deduction not paid, plus

     (2) not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next scheduled premium due date, if more than two), grossed up by

     (3) the amount of the deductions from premiums.

(See "Charges and Deductions -- Deductions from Premiums," page 45). The policy will remain in effect through the grace period. If the owner fails to make the required payment within the grace period, the coverage under the policy will end and your policy will lapse. Required premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

     (2) Any unpaid monthly deductions and any Outstanding Debt. (For policies offered to residents of, or issued for delivery in, the State of New Jersey, the unpaid monthly deductions cannot exceed the minimum premium for the following month.)

     If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy will not lapse during the guarantee period even if the Account Value less Outstanding Debt is not enough to cover all the deductions from the Account Value on any monthly anniversary day if:

     (1) A Guaranteed Death Benefit Rider is in effect, and

     (2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider," page 36.

     While the Guaranteed Death Benefit Rider is in effect, the Account Value of the policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Account Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

     Reinstatement

     We will reinstate a lapsed policy at any time:

     (1) Before the maturity date, and

     (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

     (1) A written application from you

     (2) Evidence of insurability satisfactory to us

     (3) Payment of all monthly deductions that were due and unpaid during the grace period

     (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date

     (5) Payment of due and unpaid interest on Outstanding Debt to the next succeeding policy anniversary day, and

     (6) Payment of the reinstatement fee.

     When your policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse subject to the following:

     (1) Any Outstanding Debt on the date of lapse must be paid or reinstated.

     (2) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or proceeding the date of approval by us. At that time, the Account Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

     We charge a fee of $150 to process a reinstatement.

DEDUCTIONS FROM PREMIUMS

     The sales charge and tax charges are deducted from the gross premium prior to applying the net premium to the Account Value. The sales charge is deducted from gross premium only up to Target Premium. Tax charges are deducted against the entire gross premium.

Sales Charge --              During the first ten policy years and during the
                             ten policy years following an increase in Specified
                             Amount -- 9%
                             After the tenth policy year -- 0%

     The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the Federal income tax law definition of a modified endowment contract. See "Modified Endowment Contracts," page 51. The Target Premium is not based on scheduled premium. The Target Premium for the policy and Specified Amount coverage segments added since the policy date will be stated in the policy.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. Expenses in excess of the sales charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

     A portion of the sales charges previously deducted from premium payments may be refunded if:

          (1) the policy is surrendered in the first three policy years, and

          (2) the policy is not in default.

YEAR OF SURRENDER                                    AMOUNT OF REFUND
-----------------                                    ----------------
First policy year....................  Sum of all sales charge deductions in that year
Second policy year...................  66.67% of sales charge deductions in the first policy year
Third policy year....................  33.33% of sales charge deductions in the first policy year

     No refund will be paid if the policy is in default.

Tax Charges --               State and local premium tax -- currently 0%-4%
                             Federal tax for deferred acquisition costs of the Company -- 1.25%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. We deduct an amount equal to the actual premium, tax imposed by the applicable jurisdiction. The charge is used to pay the premium taxes and we do not expect to profit from this charge.

     The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us. In addition, if an insured changes his or her place of residence, we should be notified of the change. Any change in the tax rate will be effective upon receipt of the next premium payment following the date the Company is notified of the tax rate change.

DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the Monthly Deduction is deducted from the Account Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Account Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Account Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured. Unisex rates are used where appropriate under applicable law. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     Lower cost of insurance rates are offered at most ages for insureds who:

          (1) qualify for the standard underwriting class, and

          (2) whose applications are fully underwritten (i.e., subject to evidence of the insured's insurability).

     Current insurance rates are generally higher if the policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Therefore, policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten policies. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

     We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under policies in a single case that meet our requirements at the time of policy issue.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the Base Death Benefit equals the Surrender Value multiplied by the applicable death benefit percentage, any increase in Account Value will cause an automatic increase in the Base Death Benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount.

Mortality and Expense Risk
  Charge --                  First 10 policy years -- .05% per month of
                             subaccount value which is equivalent to an annual rate of .60% of subaccount value.

                             After the 10th policy year -- Charge expected to be reduced to an amount equal to .025% per month of subaccount value equivalent to .30% annually. A reduction to an annual rate of .45% of subaccount value is guaranteed.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge.

     This charge is not assessed against the amount of the policy Account Value that is allocated to the Guaranteed Interest Account, nor to amounts in the loan account.

Administrative Charge --     $7.50 per month (all policies)

Medical Underwriting
Charge --                    $5.00 per month (applicable policies) for the first
                             3 policy years.

Guaranteed Issue Charge --   $3.00 per month (applicable policies) for the first
                             3 policy years.

     The administrative charge, medical underwriting charge and guaranteed issue charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from these charges.

Guaranteed Death Benefit
  Charge --                  If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Term Insurance
Rider Charge --              Current cost of insurance rate x amount at risk at
                             the beginning of the policy month.

Transaction and Other
  Charges --                 Partial Surrender Fee -- lesser of $25 or 2% of the
                             partial surrender amount

                             Transfer of Account Value -- Currently the Company does not assess a transfer charge. The Company reserves the right to charge up to a maximum of $25 for transfers.

                             Reinstatement fee -- $150

     The charges for the partial surrender fee, transfer of account value, premium allocation changes and reinstatement are guaranteed not to exceed the amounts stated above.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 52.

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that certain charges will not increase. This includes:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Guaranteed Death Benefit charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Certain transaction charges.

     Any changes in the current cost of insurance charges related to the Base Death Benefit or the monthly charge for the Term Insurance Rider will be made based on the class of the insured. Changes will be based on changes in:

          (1) Future expectations with respect to investment earnings,

          (2) Mortality,

          (3) Length of time policies will remain in effect,

          (4) Expenses, and

          (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

CORPORATE PURCHASERS -- REDUCTION OF CHARGES

     For sales of the policy to corporations or institutions in situations where the Company expects to incur lower than normal expenses, it reserves the right to reduce one or more of the charges or deductions described above or elsewhere in this prospectus. The Company considers a number of factors in determining whether or not to expect expense reductions that would warrant a reduction of one or more charges or deductions. These may include but are not limited to:

     - the nature of the corporate or institutional purchaser

     - the size of the case (either by number of insured lives or anticipated aggregate premium)

     - the planned funding pattern for the case

     - the anticipated persistency of the case

     - reduced distribution expenses

     - reduced administrative expenses

     - any other factors that indicate reduced levels of risk, expenses or services to policy owners

     In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause the Company to discontinue or modify some or all of the reductions on a uniform basis for all policies in the category.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

When you apply for a policy you will irrevocably choose which of these two tests will be applied to your policy.

     If your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Account Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors. If your policy is tested under the Cash Value Accumulation Test, a table of factors will be shown in your policy.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium" = $1,000
          Maximum premium to avoid "modified endowment" treatment =
            First year -- $1,000
            Through first two years -- $2,000
            Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner unless the policy is surrendered or upon maturity of the policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual for business or investment purposes uses the loan proceeds, all or part of the interest expense may be deductible. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Account Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance Policies," page 50.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Account Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

However, the policy Account Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Account Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

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

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

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

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the subaccounts of MONY America Variable Account L and the underlying portfolio in which the subaccounts invest may appear in advertisements, sales literature, or reports to policy owners or prospective purchasers.

     The performance information will show "Total Returns" and "Total Returns Net of Policy Fees and Charges for a Representative Insured" for each subaccount and underlying portfolio, and may sometimes include other information permitted under applicable law. This information will be provided for periods specified in the particular presentation, including, for each subaccount, the period from the time the subaccount first became available for allocations under the policy and, for underlying portfolios, the period from the time the portfolio began operations. Where the underlying portfolio began operations prior to the time the subaccount was first offered, hypothetical returns for the subaccount are constructed using the assumption that the subaccounts were available during that period, with all charges presently applicable under the policy applied to the returns of the underlying portfolio for that period. In addition, underlying portfolio returns may be presented, reduced by fees and charges applied by the portfolio but without reduction for policy charges.

     Total Returns reflect the actual investment performance of the underlying portfolios, after reinvestment of dividends and capital gains, and deductions of investment management fees and other operating expenses. Since no fees or charges are deducted from the subaccounts, Total Returns also represent subaccount performance before deduction of policy-level charges such as, mortality and expense risk charges (M&E), administrative charges, cost of insurance charges (COI), sales charges, deferred acquisition cost tax charges, or state premium tax charges. If these charges were included the returns would be lower.

     Total Returns Net of Policy Fees and Charges for a Representative Insured are Total Returns adjusted to reflect policy-level charges as well. The charges are based on the purchase of a hypothetical policy at the beginning of each period reported by a 45-year-old male, preferred non-smoker with a level death benefit, $1,000,000 face amount, and a single premium payment of $220,000. The hypothetical returns assume that the full net premium and all account values are allocated to the indicated subaccount. All policy-level expenses are included, and current charges in effect on the date of the report are applied in all calculations. These current charges may not have been applied prior to that date. If guaranteed charges were used the returns would be lower.

     Performance information may be compared, in reports and promotional literature, to: (1) the S&P 500, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     The performance data represents past performance and should not be considered indicative of future results.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Account Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest rate in excess of the 4.0% rate, which will be guaranteed for one year if a LIBOR RATE is used and for approximately one year in all other cases. As of July 10, 2000, the company's investment strategy is to acquire securities which will allow annual interest credits to the Guaranteed Interest Account to vary in accordance with the London Interbank Offered Rate (LIBOR). Annual credits can be less than, equal to or greater than LIBOR. The Company reserves the right to change its interest strategy. The LIBOR rate will apply to the contract only in states where approval has been given for the declaration of interest on a daily basis. (The portion of a policy owner's Account Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%.)

     The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for policy owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, issue charge, and the charge for the Term Insurance Rider. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Account Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Account Value allocated to the subaccounts is not deducted from Account Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

     - Transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer.

     - Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Valuation Date. If it is not a Valuation Date, then at the close of business on the next day which is a Valuation Date. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account and the subaccounts. The Company reserves the right to charge up to a maximum of $25 for transfers. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender," page 41 and "Partial Surrender", page 42. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

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

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, payment of any partial surrender or loan payment involving a determination of account value in the Guaranteed Interest Account (exempt when used to pay premium) may be postponed for up to 6 months from the date we receive the request for surrender or loan. The Company can also postpone the calculation of payment if such a payment or transfer of amounts is based on investment performance of the subaccounts and if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

     Interest will be paid on death proceeds from the date of the insured's death to the date of payment. We will determine the interest rate for each year, and this rate will not be less than the annual rate paid under Settlement Option 1.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the issue date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any unscheduled increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 48.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Account Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions from Account Value-Cost of Insurance," page 46.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy issue date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most:

     - 15% of Target Premiums paid in policy years 1 and 2,

     - 12% of Target Premiums paid in policy years 3 through 5, and

     - 10% of Target Premiums paid in policy years 6 through 10.

In addition, for as long as the policy is in effect, we may pay a commission up to .20% of the Account Value allocated to the subaccounts. Upon any subsequent unscheduled increase in Specified Amount, the same commission rates will apply to the premium amounts allocated to the new coverage segment.
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

Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of premiums paid.

     Commissions may be required to be repaid to us if sales charges are refunded upon a full surrender or partial surrender of the policy or upon exercise of the exchange privileges during the first 24 months after the policy date.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

POLICY OWNER SERVICES

     The Company currently offers policy owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, owners of policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of units in one or more subaccounts and the purchase of units in one or more other Subaccounts. This may result in a loss of Account Value.

 Dollar Cost Averaging

     Dollar Cost Averaging is available to owners of policies with Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Under Dollar Cost Averaging the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the Policy Owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.

     Dollar Cost Averaging may be elected by completing and returning the form provided by us to Customer Service Center. Once the election is made, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other Subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.

     Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Right to Return Policy Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the Subaccounts to which transfers are to be made may be changed once each Policy year. Dollar Cost Averaging may be canceled at any time by sending notice to our Customer Service Center which is received at the Center at least 10 days before the next transfer date.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

 Automatic Rebalancing

     Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among Subaccounts and simplifies the process of asset allocation over time.

     Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Customer Service Center the form provided by the Company. Automatic Rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Customer Service Center.

     The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Policy Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.

     Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Customer Service Center at least 10 days prior to the next scheduled transfer.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019. All of the officers have held their respective positions listed below for five or more years.

     Current Officers and Directors of MONY America are:

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Michael I. Roth..............................       Director, Chairman of the Board and Chief
                                                    Executive Officer
Samuel J. Foti...............................       Director, President and Chief Operating
                                                    Officer
Kenneth M. Levine............................       Director and Executive Vice President
Richard E. Connors...........................       Director
Richard Daddario.............................       Director, Vice President and Controller
Phillip A. Eisenberg.........................       Director, Vice President and Actuary
Margaret G. Gale.............................       Director, Vice President

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Stephen J. Hall..............................       Director
Charles P. Leone.............................       Director, Vice President and Chief
                                                    Compliance Officer
Sam Chiodo...................................       Vice President - Corporate & Strategic
                                                    Marketing
William D. Goodwin...........................       Vice President
Evelyn L. Peos...............................       Vice President and Illustration Actuary
Jacob Poleyeff...............................       Vice President - Agency Operations
Michael Slipowitz............................       Vice President
David S. Waldman.............................       Secretary
David V. Weigel..............................       Treasurer

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

     Set forth below is a description of the business positions during at least the past five years for the directors and the executive officers of the Company.

     Michael I. Roth is Director, Chairman of the Board and Chief Executive Officer of the Company. He is Chairman of the Board (since July 1993) and Chief Executive Officer (since January 1993) of MONY and has been a Director since May 1991. Mr. Roth is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1992), MONY Benefits Management Corp. (since March 1999). Mr. Roth has been with MONY for 12 years. Mr. Roth serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, Life Office Management Association, New York City Partnership and Chamber of Commerce, and Committee for Economic Development. He is also Chairman of the Board of Insurance Marketplace Standards Association.

     Samuel J. Foti is Director, President and Chief Operating Officer of the Company. He is President and Chief Operating Officer (since February 1994) of MONY and has been a Director since January 1993. Mr. Foti is also a director of the following subsidiaries of MONY: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Benefits Management Corp. (since March 1999), MONY Life Insurance Company of the Americas, Ltd., (since December 1994) and MONY Bank & Trust Company of the Americas, Ltd. (since December 1994). Mr. Foti has been with MONY for 12 years. Mr. Foti serves on the board of directors of Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College of which he is Chairman.

     Richard Daddario is Director, Vice President and Controller of the Company. He is Executive Vice President and Chief Financial Officer (since April 1994) of MONY. Mr. Daddario is also a director of the following subsidiaries of MONY:
MONY International Holdings, Inc. (since 1998), MONY Brokerage, Inc. (since June
1997) and MONY Life Insurance Company of the Americas, Ltd. (since December
1997). He also serves as MONY's Chief Financial Officer (from January 1991 to present). Mr. Daddario has been with MONY for 11 years.

     Kenneth M. Levine is Director and Executive Vice President of the Company. He is Executive Vice President (since February 1990) and Chief Investment Officer (since January 1991) of MONY and has been a Trustee since May 1994. Mr. Levine is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1989), MONY Benefits Management Corp. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October 1991). He is also Chairman of the Board and President of MONY Series Fund, Inc. (since December 1991). Mr. Levine has been with MONY for 28 years.

     Sam Chiodo is Vice President of the Company. He is Vice
President -- Corporate & Strategic Marketing of MONY (since 1993). Mr. Chiodo has been with MONY for 28 years.

     Richard E. Connors is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Connors is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since May 1994). Mr. Connors has been with MONY for 12 years.

     Phillip A. Eisenberg is Director, Vice President and Actuary of the Company. He is Senior Vice President and Chief Actuary of MONY (since April
1993). Mr. Eisenberg is a director of the following subsidiary of MONY: MONY Benefits Management Corp. Mr. Eisenberg has been with MONY for 36 years.

     Margaret G. Gale is Director and Vice President of the Company. She is Vice President of MONY (since February 1991). Ms. Gale has been with MONY for 22 years.

     William D. Goodwin is Vice President of the Company. He is Senior Vice President of MONY (since November 1998). He has also served as Senior Managing Director (from 1989 to 1998). Mr. Goodwin has been with MONY for 26 years.

     Stephen J. Hall is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Hall is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since October 1991). Mr. Hall has been with MONY for 27 years.

     Charles P. Leone is Director, Vice President and Chief Compliance Officer of the Company. He is Vice President and Chief Corporate Compliance Officer of MONY (since 1996). He has also served as Vice President of MONY (from 1987 to
1996). Mr. Leone is a director of the following subsidiary of MONY: MONY Securities Corporation (since May 1999). Mr. Leone has been with MONY for 36 years.

     Steven G. Orluck is Vice President of the Company. He is Senior Vice President, Complementary Distribution of MONY (since March 2000) and has also served as Vice President (from July 1998 to March 2000). Prior to 1998, Mr. Orluck had been a Vice President of Metropolitan Life Insurance Company where he worked for 25 years.

     Evelyn L. Peos is Vice President of the Company. She is Vice President of MONY. Ms. Peos has been with MONY for 23 years.

     Michael Slipowitz is Vice President of the Company. He is Vice President of MONY. Mr. Slipowitz has been with MONY for 20 years.

     David S. Waldman is Secretary of the Company. He is Assistant Vice President and Senior Counsel -- Operations (since 1992). Mr. Waldman has been with MONY for 18 years.

     David V. Weigel is Treasurer of the Company. He is Vice
President -- Treasurer of MONY (since 1994). Mr. Weigel has been with MONY for 27 years.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

RECORDS AND ACCOUNTS

     Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

     All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company at New York (now MONY Life Insurance Company) in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under Arizona law, and

     (4) The validity of the forms of the policies under Arizona law.

     Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal securities and federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office located at 450 5th Street, NW, Washington, D.C., 20549, (202) 942-4300 upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for MONY America Variable Account
L -- Corporate Sponsored Variable Universal Life and for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS

     The audited financial statements for MONY America Variable Account
L -- Corporate Sponsored Variable Universal Life and the Company are set forth herein.

     The financial statements of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life and of the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of April 30, 2001
     (unaudited)............................................   F-2
  Statement of operations for the periods ended April 30,
     2001 (unaudited).......................................   F-8
  Statement of changes in net assets for the periods ended
     April 30, 2001 (unaudited) and December 31, 2000.......  F-14
  Notes to financial statements (unaudited).................  F-21
  Report of Independent Accountants.........................  F-24
  Statement of assets and liabilities as of December 31,
     2000...................................................  F-25
  Statement of operations for the period ended December 31,
     2000...................................................  F-31
  Statement of changes in net assets for the periods ended
     December 31, 2000 and December 31, 1999................  F-37
  Notes to financial statements.............................  F-43
  Report of Independent Accountants.........................  F-46
  Statement of assets and liabilities as of December 31,
     1999...................................................  F-47
  Statement of operations for the period ended December 31,
     1999...................................................  F-52
  Statement of changes in net assets for the periods ended
     December 31, 1999 and 1998.............................  F-57
  Notes to financial statements.............................  F-63
  Report of Independent Accountants.........................  F-66
  Statement of assets and liabilities as of December 31,
     1998...................................................  F-67
  Statement of operations for the period ended December 31,
     1998...................................................  F-71
  Statement of changes in net assets for the period ended
     December 31, 1998......................................  F-75
  Notes to financial statements.............................  F-79
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of March 31,
     2001 and December 31, 2000.............................  F-84
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     March 31, 2001 and 2000................................  F-85
  Unaudited interim condensed statement of changes in
     shareholder's equity for the three-month period ended
     March 31, 2000.........................................  F-86
  Unaudited interim condensed statements of cash flows for
     the three-month periods ended March 31, 2001 and
     2000...................................................  F-87
  Notes to unaudited interim condensed financial
     statements.............................................  F-88
  Report of Independent Accountants.........................  F-91
  Balance sheets as of December 31, 2000 and 1999...........  F-92
  Statements of income and comprehensive income for the
     years ended December 31, 2000, 1999 and 1998...........  F-93
  Statements of changes in shareholder's equity for the
     years ended December 31, 2000, 1999 and 1998...........  F-94
  Statements of cash flows for the years ended December 31,
     2000, 1999 and 1998....................................  F-95
  Notes to financial statements.............................  F-97

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES


                           APRIL 30, 2001 (UNAUDITED)



                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -----------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                              -----------------------------------------------------
                                                                 MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                                MARKET       TERM BOND        BOND       SECURITIES
                                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ------------   -----------   ----------
                           ASSETS
Shares held in respective Funds.............................   24,166,407       301,930      2,284,012      268,810
                                                              ===========    ==========    ===========   ==========
Investments at cost.........................................  $24,166,407    $3,325,823    $30,535,095   $2,940,057
                                                              ===========    ==========    ===========   ==========
Investments in respective Funds, at net asset value.........  $24,166,407    $3,221,590    $28,869,911   $2,956,913
Amount due from MONY America................................        3,680           200            311          181
Amount due from respective Funds............................        3,476           658            159            0
                                                              -----------    ----------    -----------   ----------
         Total assets.......................................   24,173,563     3,222,448     28,870,381    2,957,094
                                                              -----------    ----------    -----------   ----------
                        LIABILITIES
Amount due to MONY America..................................         3476           658            159            0
Amount due to respective Funds..............................        3,680           200            311          181
                                                              -----------    ----------    -----------   ----------
         Total liabilities..................................        7,156           858            470          181
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $24,166,407    $3,221,590    $28,869,911   $2,956,913
                                                              ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments.............................  $22,310,817    $2,930,291    $27,042,650   $2,633,081
  Undistributed net investment income.......................    1,855,590       441,034      3,892,679      310,600
  Accumulated net realized loss on investments..............            0       (45,502)      (400,234)      (3,624)
  Net unrealized appreciation (depreciation) of
    investments.............................................            0      (104,233)    (1,665,184)      16,856
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $24,166,407    $3,221,590    $28,869,911   $2,956,913
                                                              ===========    ==========    ===========   ==========
Number of units outstanding*................................    1,994,196       271,719      2,447,148      246,959
                                                              -----------    ----------    -----------   ----------
Net asset value per unit outstanding*.......................  $     12.12    $    11.86    $     11.80   $    11.97
                                                              ===========    ==========    ===========   ==========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


                           APRIL 30, 2001 (UNAUDITED)



                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                EQUITY          VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   -------------   ----------   -------------   -----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................      128,684         54,671        10,547        25,784        5,654,132       62,551         69,411
                             ===========     ==========     =========      ========      ===========     ========       ========
Investments at cost........  $ 4,320,597     $1,469,948     $ 249,703      $169,053      $28,628,992     $526,312       $394,478
                             ===========     ==========     =========      ========      ===========     ========       ========
Investments in respective
  Funds, at net asset
  value....................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
Amount due from MONY
  America..................          428            300            13             4              221          830          1,742
Amount due from respective
  Funds....................            0          1,114             0             0              846            4              0
                             -----------     ----------     ---------      --------      -----------     --------       --------
         Total assets......    3,208,515      1,509,773       247,225       153,937       25,670,828      502,493        372,396
                             -----------     ----------     ---------      --------      -----------     --------       --------
        LIABILITIES
Amount due to MONY
  America..................            0          1,114             0             0              846            4              0
Amount due to respective
  Funds....................          428            300            13             4              221          830          1,742
                             -----------     ----------     ---------      --------      -----------     --------       --------
         Total
           liabilities.....          428          1,414            13             4            1,067          834          1,742
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net assets.................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
                             ===========     ==========     =========      ========      ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments...............  $ 3,582,685     $1,327,539     $ 180,683      $115,853      $24,969,836     $509,809       $419,833
  Undistributed net
    investment income......      737,904        202,518       285,602       145,470        4,232,137        1,644          1,621
  Accumulated net realized
    gain (loss) on
    investments............            8        (60,109)     (216,582)      (92,270)        (572,981)      14,859        (26,976)
  Net unrealized
    appreciation
    (depreciation) of
    investments............   (1,112,510)        38,411        (2,491)      (15,120)      (2,959,231)     (24,653)       (23,824)
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net assets.................  $ 3,208,087     $1,508,359     $ 247,212      $153,933      $25,669,761     $501,659       $370,654
                             ===========     ==========     =========      ========      ===========     ========       ========
Number of units
  outstanding*.............      275,391         91,248        20,434        14,578        2,225,082       48,879         43,785
                             -----------     ----------     ---------      --------      -----------     --------       --------
Net asset value per unit
  outstanding*.............  $     11.65     $    16.53     $   12.10      $  10.56      $     11.54     $  10.26       $   8.47
                             ===========     ==========     =========      ========      ===========     ========       ========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


                           APRIL 30, 2001 (UNAUDITED)



                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                                  DREYFUS VARIABLE
                                  INVESTMENT FUND                                          VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       67,744         65,309       1,268,696       6,411        2,653        9,424           14,901
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments at cost.......   $2,653,524     $1,108,996     $44,639,857    $238,750      $31,271      $93,908         $148,046
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments in respective
  Funds, at net asset
  value...................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
Amount due from MONY
  America.................        1,003              0           7,612         598            0            0                0
Amount due from respective
  Funds...................        1,573          1,806           5,444         311            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total assets.....    2,540,962      1,176,054      40,827,019     201,306       32,177       88,582          124,421
                             ----------     ----------     -----------    --------      -------      -------         --------
       LIABILITIES
Amount due to MONY
  America.................        1,573          1,806           5,444         311            0            0                0
Amount due to respective
  Funds...................        1,003              0           7,612         598            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total
           liabilities....        2,576          1,806          13,056         909            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
                             ==========     ==========     ===========    ========      =======      =======         ========
Net assets consist of:
  Contractholders' net
    payments..............   $2,476,593     $1,041,631     $41,491,647    $241,316      $30,392      $92,891         $174,560
  Undistributed net
    investment income.....       64,436          3,576       1,534,326       4,342          303        8,159              197
  Accumulated net realized
    gain (loss) on
    investments...........      112,495         63,789       1,613,884      (6,908)         576       (7,142)         (26,711)
  Net unrealized
    appreciation
    (depreciation) of
    investments...........     (115,138)        65,252      (3,825,894)    (38,353)         906       (5,326)         (23,625)
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,538,386     $1,174,248     $40,813,963    $200,397      $32,177      $88,582         $124,421
                             ==========     ==========     ===========    ========      =======      =======         ========
Number of units
  outstanding*............      179,300        107,602       2,941,140      20,709        2,843        8,964           22,877
                             ----------     ----------     -----------    --------      -------      -------         --------
Net asset value per unit
  outstanding*............   $    14.16     $    10.91     $     13.88    $   9.68      $ 11.32      $  9.88         $   5.44
                             ==========     ==========     ===========    ========      =======      =======         ========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


                           APRIL 30, 2001 (UNAUDITED)



                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------------------------------------------
                                                                    T. ROWE PRICE
                                --------------------------------------------------------------------------------------
                                  EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                  INCOME      RESERVE         STOCK          TERM        GROWTH          BALANCED
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                ----------   ----------   -------------   ----------   -----------   -----------------
            ASSETS
Shares held in respective
  Funds.......................     143,483     280,485        183,023        8,942        26,814            92,468
                                ==========    ========     ==========      =======      ========        ==========
Investments at cost...........  $2,750,945    $280,485     $2,831,335      $43,789      $613,997        $1,428,719
                                ==========    ========     ==========      =======      ========        ==========
Investments in respective
  Funds, at net asset value...  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
Amount due from MONY
  America.....................       3,978         168            554          504             0                19
Amount due from respective
  Funds.......................       2,903           0          1,588            0         2,453               526
                                ----------    --------     ----------      -------      --------        ----------
         Total assets.........   2,813,413     280,653      2,571,126       45,036       540,617         1,405,130
                                ----------    --------     ----------      -------      --------        ----------
         LIABILITIES
Amount due to MONY America....       2,903           0          1,588            0         2,453               526
Amount due to respective
  Funds.......................       3,978         168            554          504             0                19
                                ----------    --------     ----------      -------      --------        ----------
         Total liabilities....       6,881         168          2,142          504         2,453               545
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
                                ==========    ========     ==========      =======      ========        ==========
Net assets consist of:
  Contractholders' net
    payments..................  $2,619,084    $264,819     $2,896,990      $41,129      $577,581        $1,367,064
  Undistributed net investment
    income....................     174,839      15,666         76,679        2,290        73,183           100,683
  Accumulated net realized
    gain (loss) on
    investments...............     (42,978)          0       (142,336)         370       (36,767)          (39,028)
  Net unrealized appreciation
    (depreciation) of
    investments...............      55,587           0       (262,349)         743       (75,833)          (24,134)
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $2,806,532    $280,485     $2,568,984      $44,532      $538,164        $1,404,585
                                ==========    ========     ==========      =======      ========        ==========
Number of units
  outstanding*................     232,241      24,862        242,736        3,935        49,446           119,796
                                ----------    --------     ----------      -------      --------        ----------
Net asset value per unit
  outstanding*................  $    12.08    $  11.28     $    10.58      $ 11.32      $  10.88        $    11.72
                                ==========    ========     ==========      =======      ========        ==========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


                           APRIL 30, 2001 (UNAUDITED)


                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      ------------------------------------------------------------------
                                                                         FIDELITY VARIABLE INSURANCE
                                                                                PRODUCTS FUNDS
                                                      ------------------------------------------------------------------
                                                                                   VIP III        VIP II       VIP III
                                                         VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                        GROWTH     CONTRAFUND   OPPORTUNITIES    MANAGER       INCOME
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                      ----------   ----------   -------------   ----------   -----------
                       ASSETS
Shares held in respective Funds.....................      44,622      150,530        8,540         155,590       745,743
                                                      ==========   ==========     ========      ==========   ===========
Investments at cost.................................  $1,824,558   $3,418,142     $146,664      $2,357,025   $10,960,496
                                                      ==========   ==========     ========      ==========   ===========
Investments in respective Funds, at net asset
  value.............................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
Amount due from MONY America........................       4,234        3,051        1,063             336           508
Amount due from respective Funds....................          77        1,116            0               0         1,151
                                                      ----------   ----------     --------      ----------   -----------
         Total assets...............................   1,687,455    3,151,748      139,493       2,293,735    10,210,884
                                                      ----------   ----------     --------      ----------   -----------
                    LIABILITIES
Amount due to MONY America..........................          77        1,116            0               0         1,151
Amount due to respective Funds......................       4,234        3,051        1,063             336           508
                                                      ----------   ----------     --------      ----------   -----------
         Total liabilities..........................       4,311        4,167        1,063             336         1,659
                                                      ----------   ----------     --------      ----------   -----------
Net assets..........................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
                                                      ==========   ==========     ========      ==========   ===========
Net assets consist of:
  Contractholders' net payments.....................  $1,893,004   $3,446,854     $162,445      $2,345,390   $10,364,230
  Undistributed net investment income...............     129,179       98,448          405          90,123       510,120
  Accumulated net realized gain (loss) on
    investments.....................................    (197,625)    (127,160)     (16,186)        (78,488)       86,146
  Net unrealized appreciation (depreciation) of
    investments.....................................    (141,414)    (270,561)      (8,234)        (63,626)     (751,271)
                                                      ----------   ----------     --------      ----------   -----------
Net assets..........................................  $1,683,144   $3,147,581     $138,430      $2,293,399   $10,209,225
                                                      ==========   ==========     ========      ==========   ===========
Number of units outstanding*........................     174,626      348,606       18,230         240,683     1,115,782
                                                      ----------   ----------     --------      ----------   -----------
Net asset value per unit outstanding*...............  $     9.64   $     9.03     $   7.59      $     9.53   $      9.15
                                                      ==========   ==========     ========      ==========   ===========

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                      ------------------------------------------

                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
                                                      ------------------------------------------

                                                         EQUITY         FIXED
                                                         GROWTH         INCOME         VALUE
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                      ------------   ------------   ------------
                       ASSETS
Shares held in respective Funds.....................      30,907         380,827         1,478
                                                        ========      ==========       =======
Investments at cost.................................    $545,974      $3,828,672       $18,959
                                                        ========      ==========       =======
Investments in respective Funds, at net asset
  value.............................................    $471,015      $4,139,594       $20,402
Amount due from MONY America........................         563             455             0
Amount due from respective Funds....................           0               0             0
                                                        --------      ----------       -------
         Total assets...............................     471,578       4,140,049        20,402
                                                        --------      ----------       -------
                    LIABILITIES
Amount due to MONY America..........................           0               0             0
Amount due to respective Funds......................         563             455             0
                                                        --------      ----------       -------
         Total liabilities..........................         563             455             0
                                                        --------      ----------       -------
Net assets..........................................    $471,015      $4,139,594       $20,402
                                                        ========      ==========       =======
Net assets consist of:
  Contractholders' net payments.....................    $567,269      $3,590,968       $17,133
  Undistributed net investment income...............      26,772         232,978           435
  Accumulated net realized gain (loss) on
    investments.....................................     (48,067)          4,726         1,391
  Net unrealized appreciation (depreciation) of
    investments.....................................     (74,959)        310,922         1,443
                                                        --------      ----------       -------
Net assets..........................................    $471,015      $4,139,594       $20,402
                                                        ========      ==========       =======
Number of units outstanding*........................      54,717         358,880         1,611
                                                        --------      ----------       -------
Net asset value per unit outstanding*...............    $   8.61      $    11.53       $ 12.67
                                                        ========      ==========       =======


---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)


                           APRIL 30, 2001 (UNAUDITED)


                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 --------------------------------------------------------------------------------
                                                                                JANUS ASPEN SERIES
                                                 --------------------------------------------------------------------------------
                                                 AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL      STRATEGIC
                                                   GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION     VALUE
                                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   -------------   ----------   ------------   ----------
                    ASSETS
Shares held in respective Funds................           0            0              0             0             0           0
                                                 ==========   ==========    ===========    ==========    ==========      ======
Investments at cost............................  $2,989,817   $6,218,130    $ 4,852,552    $4,003,609    $1,605,379      $3,618
                                                 ==========   ==========    ===========    ==========    ==========      ======
Investments in respective Funds, at net asset
  value........................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
Amount due from MONY America...................       3,004          298          1,377         2,190         1,656           0
Amount due from respective Funds...............         655            0            516           212            19           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
         Total assets..........................   2,380,433    6,457,456      3,697,013     3,794,455     1,500,592       3,493
                                                 ----------   ----------    -----------    ----------    ----------      ------
                  LIABILITIES
Amount due to MONY America.....................         655            0            516           212            19           0
Amount due to respective Funds.................       3,004          298          1,377         2,190         1,656           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
         Total liabilities.....................       3,659          298          1,893         2,402         1,675           0
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net assets.....................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
                                                 ==========   ==========    ===========    ==========    ==========      ======
Net assets consist of:
  Contractholders' net payments................  $3,485,990   $6,027,241    $ 4,828,457    $4,456,578    $1,645,148      $3,603
  Undistributed net investment income..........      88,766      187,896        159,745       101,611         5,293           0
  Accumulated net realized gain (loss) on
    investments................................    (584,939)       2,993       (135,650)     (554,580)      (45,062)         15
  Net unrealized appreciation (depreciation) of
    investments................................    (613,043)     239,028     (1,157,432)     (211,556)     (106,462)       (125)
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net assets.....................................  $2,376,774   $6,457,158    $ 3,695,120    $3,792,053    $1,498,917      $3,493
                                                 ==========   ==========    ===========    ==========    ==========      ======
Number of units outstanding*...................     397,864      593,207        399,219       429,546       200,420         346
                                                 ----------   ----------    -----------    ----------    ----------      ------
Net asset value per unit outstanding*..........  $     5.97   $    10.89    $      9.26    $     8.83    $     7.48      $10.09
                                                 ==========   ==========    ===========    ==========    ==========      ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)


                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
Dividend income.......................................   $382,958     $ 272,408     $ 1,515,419    $139,985
Distribution from net realized gains..................          0             0               0           0
                                                         --------     ---------     -----------    --------
Net investment income.................................    382,958       272,408       1,515,419     139,985
                                                         --------     ---------     -----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments.............          0        31,205        (109,579)      4,668
  Net change in unrealized depreciation of
     investments......................................          0      (181,836)     (1,282,183)    (78,680)
                                                         --------     ---------     -----------    --------
Net realized and unrealized loss on investments.......          0      (150,631)     (1,391,762)    (74,012)
                                                         --------     ---------     -----------    --------
Net increase in net assets resulting from
  operations..........................................   $382,958     $ 121,777     $   123,657    $ 65,973
                                                         ========     =========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)


                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                                  ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------------------------------------------
                                             SMALL COMPANY                INTERNATIONAL   HIGH YIELD   SMALL COMPANY
                                  EQUITY         VALUE        MANAGED        GROWTH          BOND         GROWTH         GROWTH
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                ----------   -------------   ----------   -------------   ----------   -------------   ----------
Dividend income...............  $       0      $      0       $      0      $      0      $ 750,076      $      0       $      0
Distribution from net realized
  gains.......................          0             0              0             0              0             0              0
                                ---------      --------       --------      --------      ---------      --------       --------
Net investment income.........          0             0              0             0        750,076             0              0
                                ---------      --------       --------      --------      ---------      --------       --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
    investments...............   (127,433)      (28,376)       (84,413)      (32,778)      (286,967)      (12,761)       (26,671)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............   (130,166)       80,671         61,486           262        395,154       (20,291)       (33,426)
                                ---------      --------       --------      --------      ---------      --------       --------
Net realized and unrealized
  gain (loss) on
  investments.................   (257,599)       52,295        (22,927)      (32,516)       108,187       (33,052)       (60,097)
                                ---------      --------       --------      --------      ---------      --------       --------
Net increase (decrease) in net
  assets resulting from
  operations..................  $(257,599)     $ 52,295       $(22,927)     $(32,516)     $ 858,263      $(33,052)      $(60,097)
                                =========      ========       ========      ========      =========      ========       ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                --------------------------------------------
                                                DREYFUS VARIABLE INVESTMENT
                                                            FUND
                                                ----------------------------
                                                               SMALL COMPANY   DREYFUS STOCK
                                                APPRECIATION       STOCK           INDEX
                                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                ------------   -------------   -------------
Dividend income...............................   $     391       $    881       $   103,907
Distribution from net realized gains..........           0              0             7,422
                                                 ---------       --------       -----------
Net investment income.........................         391            881           111,329
                                                 ---------       --------       -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....     (59,212)         6,164           (94,065)
  Net change in unrealized appreciation
    (depreciation) of investments.............     (72,188)       (30,443)       (2,159,080)
                                                 ---------       --------       -----------
Net realized and unrealized loss on
  investments.................................    (131,400)       (24,279)       (2,253,145)
                                                 ---------       --------       -----------
Net increase (decrease) in net assets
  resulting from operations...................   $(131,009)      $(23,398)      $(2,141,816)
                                                 =========       ========       ===========

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------

                                                                       VAN ECK WORLDWIDE INSURANCE TRUST
                                                                   ------------------------------------------
                                                DREYFUS SOCIALLY      HARD      WORLDWIDE       WORLDWIDE
                                                  RESPONSIBLE        ASSETS        BOND      EMERGING MARKETS
                                                   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                ----------------   ----------   ----------   ----------------
Dividend income...............................      $     26         $ 258       $ 3,988         $      0
Distribution from net realized gains..........             0             0             0                0
                                                    --------         -----       -------         --------
Net investment income.........................            26           258         3,988                0
                                                    --------         -----       -------         --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....        (5,176)          443           (18)         (28,317)
  Net change in unrealized appreciation
    (depreciation) of investments.............       (12,990)         (566)       (8,968)          27,977
                                                    --------         -----       -------         --------
Net realized and unrealized loss on
  investments.................................       (18,166)         (123)       (8,986)            (340)
                                                    --------         -----       -------         --------
Net increase (decrease) in net assets
  resulting from operations...................      $(18,140)        $ 135       $(4,998)        $   (340)
                                                    ========         =====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)



                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        -----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                        -----------------------------------------------------------------------------------------
                                          EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGIC
                                          INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCED
                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                        ----------   ----------   -------------   ------------   -----------   ------------------
Dividend income.......................   $  9,662      $4,490       $       0        $  746       $      0          $ 12,222
Distribution from net realized
  gains...............................     22,083           0               0             0              0                 0
                                         --------      ------       ---------        ------       --------          --------
Net investment income.................     31,745       4,490               0           746              0            12,222
                                         --------      ------       ---------        ------       --------          --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments.......................    (12,184)          0        (111,829)          405        (20,869)          (41,732)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................      6,240           0        (103,094)          (71)        (3,784)            3,225
                                         --------      ------       ---------        ------       --------          --------
Net realized and unrealized gain
  (loss) on investments...............     (5,944)          0        (214,923)          334        (24,653)          (38,507)
                                         --------      ------       ---------        ------       --------          --------
Net increase (decrease) in net assets
  resulting from operations...........   $ 25,801      $4,490       $(214,923)       $1,080       $(24,653)         $(26,285)
                                         ========      ======       =========        ======       ========          ========


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)


                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    -----------------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    -----------------------------------------------------------------------------------
                                        VIP         VIP II           VIP III             VIP II            VIP III
                                      GROWTH      CONTRAFUND   GROWTH OPPORTUNITIES   ASSET MANAGER   GROWTH AND INCOME
                                    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                    -----------   ----------   --------------------   -------------   -----------------
Dividend income...................   $     937    $  20,344          $    405           $  65,544         $ 119,620
Distribution from net realized
  gains...........................      88,150       71,801                 0              24,579           384,043
                                     ---------    ---------          --------           ---------         ---------
Net investment income.............      89,087       92,145               405              90,123           503,663
                                     ---------    ---------          --------           ---------         ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................     (91,246)     (79,836)          (16,583)            (87,690)           (5,344)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................    (102,941)    (218,564)            3,570             (54,884)         (753,327)
                                     ---------    ---------          --------           ---------         ---------
Net realized and unrealized gain
  (loss) on investments...........    (194,187)    (298,400)          (13,013)           (142,574)         (758,671)
                                     ---------    ---------          --------           ---------         ---------
Net increase (decrease) in net
  assets resulting from
  operations......................   $(105,100)   $(206,255)         $(12,608)          $ (52,451)        $(255,008)
                                     =========    =========          ========           =========         =========

                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------
                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*
                                    ------------------------------------------
                                       EQUITY         FIXED
                                       GROWTH         INCOME         VALUE
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    ------------   ------------   ------------
Dividend income...................    $      0       $      0         $  0
Distribution from net realized
  gains...........................           0              0            0
                                      --------       --------         ----
Net investment income.............           0              0            0
                                      --------       --------         ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................      (9,799)         1,371           58
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (28,418)       134,877          905
                                      --------       --------         ----
Net realized and unrealized gain
  (loss) on investments...........     (38,217)       136,248          963
                                      --------       --------         ----
Net increase (decrease) in net
  assets resulting from
  operations......................    $(38,217)      $136,248         $963
                                      ========       ========         ====


---------------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)


                FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)


                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            -------------------------------------------------------------------------------------
                                                                             JANUS ASPEN SERIES
                                            -------------------------------------------------------------------------------------
                                            AGGRESSIVE     FLEXIBLE     INTERNATIONAL    WORLDWIDE       CAPITAL       STRATEGIC
                                              GROWTH        INCOME         GROWTH          GROWTH      APPRECIATION      VALUE
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            ----------    ----------    -------------    ----------    ------------    ----------
Dividend income...........................  $       0      $      0       $       0      $       0       $       0       $   0
Distribution from net realized gains......          0             0               0              0               0           0
                                            ---------      --------       ---------      ---------       ---------       -----
Net investment income.....................          0             0               0              0               0           0
                                            ---------      --------       ---------      ---------       ---------       -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments...........................   (271,834)        5,242         (50,291)      (232,654)        (14,031)         15
  Net change in unrealized appreciation
    (depreciation) of investments.........   (288,617)      142,353        (310,076)       (50,132)        (93,942)       (130)
                                            ---------      --------       ---------      ---------       ---------       -----
Net realized and unrealized gain (loss) on
  investments.............................   (560,451)      147,595        (360,367)      (282,786)       (107,973)       (115)
                                            ---------      --------       ---------      ---------       ---------       -----
Net increase (decrease) in net assets
  resulting from operations...............  $(560,451)     $147,595       $(360,367)     $(282,786)      $(107,973)      $(115)
                                            =========      ========       =========      =========       =========       =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                      MONY SERIES FUND, INC.
                                     ---------------------------------------------------------
                                                MONEY                     INTERMEDIATE
                                               MARKET                       TERM BOND
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED
                                         2001       DECEMBER 31,      2001        DECEMBER 31,
                                     (UNAUDITED)        2000       (UNAUDITED)       2000
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............  $    382,958   $  1,064,803   $   272,408     $  125,577
  Net realized gain (loss) on
    investments....................             0              0        31,205        (70,140)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................             0              0      (181,836)       100,988
                                     ------------   ------------   -----------     ----------
Net increase in net assets
  resulting from operations........       382,958      1,064,803       121,777        156,425
                                     ------------   ------------   -----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    10,118,196     71,120,205     2,521,770      1,766,214
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (16,700,784)   (61,036,860)   (2,008,386)      (155,264)
                                     ------------   ------------   -----------     ----------
Net increase (decrease) from unit
  transactions.....................    (6,582,588)    10,083,345       513,384      1,610,950
                                     ------------   ------------   -----------     ----------
Net increase (decreases) in net
  assets...........................    (6,199,630)    11,148,148       635,161      1,767,375
Net assets beginning of period.....    30,366,037     19,217,889     2,586,429        819,054
                                     ------------   ------------   -----------     ----------
Net assets end of period*..........  $ 24,166,407   $ 30,366,037   $ 3,221,590     $2,586,429
                                     ============   ============   ===========     ==========
Unit transactions:
  Units outstanding beginning of
    period.........................     2,549,112      1,712,047       224,102         76,605
  Units issued during the period...      (487,611)     5,904,013        55,930        161,713
  Units redeemed during the
    period.........................       (67,305)    (5,066,948)       (8,313)       (14,216)
                                     ------------   ------------   -----------     ----------
Units outstanding end of period....     1,994,196      2,549,112       271,719        224,102
                                     ============   ============   ===========     ==========
---------------
* Includes undistributed net
  investment income of:              $  1,855,590   $  1,472,632   $   441,034     $  168,626
                                     ============   ============   ===========     ==========

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                      MONY SERIES FUND, INC.
                                     ---------------------------------------------------------
                                              LONG TERM                    GOVERNMENT
                                                BOND                       SECURITIES
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                       FOR THE                       FOR THE
                                     PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                      APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                        2001        DECEMBER 31,      2001        DECEMBER 31,
                                     (UNAUDITED)       2000        (UNAUDITED)       2000
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............  $ 1,515,419    $ 1,339,956     $  139,985     $  115,614
  Net realized gain (loss) on
    investments....................     (109,579)      (216,116)         4,668         (8,560)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................   (1,282,183)     1,771,312        (78,680)       109,948
                                     -----------    -----------     ----------     ----------
Net increase in net assets
  resulting from operations........      123,657      2,895,152         65,973        217,002
                                     -----------    -----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    5,782,678      2,992,832        196,526        817,997
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (584,195)    (1,007,725)      (162,415)      (200,294)
                                     -----------    -----------     ----------     ----------
Net increase (decrease) from unit
  transactions.....................    5,198,483      1,985,107         34,111        617,703
                                     -----------    -----------     ----------     ----------
Net increase (decreases) in net
  assets...........................    5,322,140      4,880,259        100,084        834,705
Net assets beginning of period.....   23,547,771     18,667,512      2,856,829      2,022,124
                                     -----------    -----------     ----------     ----------
Net assets end of period*..........  $28,869,911    $23,547,771     $2,956,913     $2,856,829
                                     ===========    ===========     ==========     ==========
Unit transactions:
  Units outstanding beginning of
    period.........................    2,004,098      1,836,729        244,081        189,531
  Units issued during the period...      473,227        252,333          8,151         72,238
  Units redeemed during the
    period.........................      (30,177)       (84,964)        (5,273)       (17,688)
                                     -----------    -----------     ----------     ----------
Units outstanding end of period....    2,447,148      2,004,098        246,959        244,081
                                     ===========    ===========     ==========     ==========
---------------
* Includes undistributed net
  investment income of:              $ 3,892,679    $ 2,377,260     $  310,600     $  170,615
                                     ===========    ===========     ==========     ==========


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------------------------------------
                                                                               SMALL COMPANY
                                                    EQUITY                         VALUE                        MANAGED
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................   $        0    $   625,935     $        0     $  122,451     $       0      $ 143,242
Net realized gain (loss) on
 investments............................     (127,433)       114,638        (28,376)       (16,053)      (84,413)      (118,363)
Net change in unrealized appreciation
 (depreciation) investments.............     (130,166)    (1,002,837)        80,671        (75,390)       61,486        (19,694)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) in net assets
 resulting from operations..............     (257,599)      (262,264)        52,295         31,008       (22,927)         5,185
                                           ----------    -----------     ----------     ----------     ---------      ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,246,912      1,395,930        583,785        656,883        39,596        136,674
 Net asset value of units redeemed or
   used to meet contract obligations....      (90,848)      (238,119)      (132,929)      (245,728)     (144,247)      (123,540)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) from unit
 transactions...........................    1,156,064      1,157,811        450,856        411,155      (104,651)        13,134
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net increase (decrease) in net assets...      898,465        895,547        503,151        442,163      (127,578)        18,319
Net assets beginning of period..........    2,309,622      1,414,075      1,005,208        563,045       374,790        356,471
                                           ----------    -----------     ----------     ----------     ---------      ---------
Net assets end of period*...............   $3,208,087    $ 2,309,622     $1,508,359     $1,005,208     $ 247,212      $ 374,790
                                           ==========    ===========     ==========     ==========     =========      =========
Unit transactions:
Units outstanding beginning of period...      177,032        102,764         64,061         36,787        30,018         28,967
Units issued during the period..........      106,672         89,542         34,913         43,574         3,048         10,943
Units redeemed during the period........       (8,313)       (15,274)        (7,726)       (16,300)      (12,632)        (9,892)
                                           ----------    -----------     ----------     ----------     ---------      ---------
Units outstanding end of period.........      275,391        177,032         91,248         64,061        20,434         30,018
                                           ==========    ===========     ==========     ==========     =========      =========
---------------
 * Includes undistributed net investment
   income of:                              $  737,904    $   737,904     $  202,518     $  202,518     $ 285,602      $ 285,602
                                           ==========    ===========     ==========     ==========     =========      =========
** Commencement of operations.

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------------------------------------
                                                 INTERNATIONAL                  HIGH YIELD                   SMALL COMPANY
                                                    GROWTH                         BOND                         GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................    $      0      $  107,349    $   750,076    $ 1,872,332     $       0      $   1,644
Net realized gain (loss) on
 investments............................     (32,778)        (69,424)      (286,967)      (214,443)      (12,761)        27,621
Net change in unrealized appreciation
 (depreciation) investments.............         262        (277,665)       395,154     (2,145,196)      (20,291)       (15,463)
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) in net assets
 resulting from operations..............     (32,516)       (239,740)       858,263       (487,307)      (33,052)        13,802
                                            --------      ----------    -----------    -----------     ---------      ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................      20,396         306,241      4,627,298      2,420,424       290,746        425,330
 Net asset value of units redeemed or
   used to meet contract obligations....     (48,827)       (894,518)      (395,787)    (1,412,759)     (177,869)      (165,802)
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) from unit
 transactions...........................     (28,431)       (588,277)     4,231,511      1,007,665       112,877        259,528
                                            --------      ----------    -----------    -----------     ---------      ---------
Net increase (decrease) in net assets...     (60,947)       (828,017)     5,089,774        520,358        79,825        273,330
Net assets beginning of period..........     214,880       1,042,897     20,579,987     20,059,629       421,834        148,504
                                            --------      ----------    -----------    -----------     ---------      ---------
Net assets end of period*...............    $153,933      $  214,880    $25,669,761    $20,579,987     $ 501,659      $ 421,834
                                            ========      ==========    ===========    ===========     =========      =========
Unit transactions:
Units outstanding beginning of period...      17,506          70,342      1,862,334      1,769,481        38,329         13,697
Units issued during the period..........       1,897          27,506        393,873        223,033        11,393         40,368
Units redeemed during the period........      (4,825)        (80,342)       (31,125)      (130,180)         (843)       (15,736)
                                            --------      ----------    -----------    -----------     ---------      ---------
Units outstanding end of period.........      14,578          17,506      2,225,082      1,862,334        48,879         38,329
                                            ========      ==========    ===========    ===========     =========      =========
---------------
 * Includes undistributed net investment
   income of:                               $145,470      $  145,470    $ 4,232,137    $ 3,482,061     $   1,644      $   1,644
                                            ========      ==========    ===========    ===========     =========      =========
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ----------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                          ----------------------------------

                                                        GROWTH
                                                      SUBACCOUNT
                                          ----------------------------------
                                            FOR THE
                                          PERIOD ENDED     FOR THE PERIOD
                                           APRIL 30,     FEBRUARY 4, 2000**
                                              2001             THROUGH
                                          (UNAUDITED)     DECEMBER 31, 2000
                                          ------------   -------------------
From operations:
Net investment income...................   $       0          $  1,621
Net realized gain (loss) on
 investments............................     (26,671)             (305)
Net change in unrealized appreciation
 (depreciation) investments.............     (33,426)            9,602
                                           ---------          --------
Net increase (decrease) in net assets
 resulting from operations..............     (60,097)           10,918
                                           ---------          --------
From unit transactions:
 Net proceeds from the issuance of
   units................................    (545,228)          973,913
 Net asset value of units redeemed or
   used to meet contract obligations....      (4,022)           (4,830)
                                           ---------          --------
Net increase (decrease) from unit
 transactions...........................    (549,250)          969,083
                                           ---------          --------
Net increase (decrease) in net assets...    (609,347)          980,001
Net assets beginning of period..........     980,001                 0
                                           ---------          --------
Net assets end of period*...............   $ 370,654          $980,001
                                           =========          ========
Unit transactions:
Units outstanding beginning of period...     103,205                 0
Units issued during the period..........     (58,950)          103,719
Units redeemed during the period........        (470)             (514)
                                           ---------          --------
Units outstanding end of period.........      43,785           103,205
                                           =========          ========
---------------
 * Includes undistributed net investment
   income of:                              $   1,621          $  1,621
                                           =========          ========
** Commencement of operations.


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                      DREYFUS VARIABLE INVESTMENT FUND
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY                    DREYFUS
                                                 APPRECIATION                      STOCK                      STOCK INDEX
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001       DECEMBER 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $      391     $   43,810     $      881     $    1,649    $   111,329    $   950,803
 Net realized gain (loss) on
   investments..........................      (59,212)        69,654          6,164         66,286        (94,065)     1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments........      (72,188)      (145,208)       (30,443)         7,341     (2,159,080)    (5,308,948)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..............     (131,009)       (31,744)       (23,398)        75,276     (2,141,816)    (3,061,564)
                                           ----------     ----------     ----------     ----------    -----------    -----------
From unit transactions:
 Net proceeds from the issuance of
   units................................      795,015      1,455,287        218,050        447,881      6,573,438     14,975,579
 Net asset value of units redeemed or
   used to meet contract obligations....     (602,600)      (705,319)      (138,288)      (195,357)    (2,399,169)    (3,812,299)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) from unit
 transactions...........................      192,415        749,968         79,762        252,524      4,174,269     11,163,280
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets...       61,406        718,224         56,364        327,800      2,032,453      8,101,716
Net assets beginning of period..........    2,476,980      1,758,756      1,117,884        790,084     38,781,510     30,679,794
                                           ----------     ----------     ----------     ----------    -----------    -----------
Net assets end of period*...............   $2,538,386     $2,476,980     $1,174,248     $1,117,884    $40,813,963    $38,781,510
                                           ==========     ==========     ==========     ==========    ===========    ===========
Unit transactions:
 Units outstanding beginning of
   period...............................      168,512        118,872        101,945         78,184      2,652,230      1,903,421
 Units issued during the period.........       51,519         96,325         20,620         42,142        363,875      1,004,529
 Units redeemed during the period.......      (40,731)       (46,685)       (14,963)       (18,381)       (74,965)      (255,720)
                                           ----------     ----------     ----------     ----------    -----------    -----------
Units outstanding end of period.........      179,300        168,512        107,602        101,945      2,941,140      2,652,230
                                           ==========     ==========     ==========     ==========    ===========    ===========
---------------
 * Includes undistributed net investment
   income of:                              $   64,436     $   64,045     $    3,576     $    2,695    $ 1,534,326    $ 1,422,997
                                           ==========     ==========     ==========     ==========    ===========    ===========
** Commencement of operations.

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------------------
                                                                            VAN ECK WORLDWIDE INSURANCE TRUST
                                                                        -----------------------------------------
                                                    DREYFUS                        HARD               WORLDWIDE
                                             SOCIALLY RESPONSIBLE                 ASSETS                 BOND
                                                  SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                          ---------------------------   --------------------------   ------------
                                            FOR THE                       FOR THE                      FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD END      FOR THE      PERIOD ENDED
                                           APRIL 30,      YEAR ENDED     APRIL 30,     YEAR ENDED     APRIL 30,
                                              2001       DECEMBER 31,      2001       DECEMBER 31,       2001
                                          (UNAUDITED)        2000       (UNAUDITED)       2000       (UNAUDITED)
                                          ------------   ------------   -----------   ------------   ------------
From operations:
 Net investment income..................    $     26       $  1,642       $   258       $    42        $ 3,988
 Net realized gain (loss) on
   investments..........................      (5,176)        (1,814)          443           142            (18)
 Net change in unrealized appreciation
   (depreciation) of investments........     (12,990)       (35,985)         (566)        1,286         (8,968)
                                            --------       --------       -------       -------        -------
Net increase (decrease) in net assets
 resulting from operations..............     (18,140)       (36,157)          135         1,470         (4,998)
                                            --------       --------       -------       -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units................................      32,912        239,230        12,186        18,396          7,853
 Net asset value of units redeemed or
   used to meet contract obligations....     (26,177)       (71,280)       (2,823)         (609)        (1,665)
                                            --------       --------       -------       -------        -------
Net increase (decrease) from unit
 transactions...........................       6,735        167,950         9,363        17,787          6,188
                                            --------       --------       -------       -------        -------
Net increase (decrease) in net assets...     (11,405)       131,793         9,498        19,257          1,190
Net assets beginning of period..........     211,802         80,009        22,679         3,422         87,392
                                            --------       --------       -------       -------        -------
Net assets end of period*...............    $200,397       $211,802       $32,177       $22,679        $88,582
                                            ========       ========       =======       =======        =======
Unit transactions:
 Units outstanding beginning of
   period...............................      19,852          6,671         2,039           343          8,374
 Units issued during the period.........       2,142         18,775         1,065         1,754            695
 Units redeemed during the period.......      (1,285)        (5,594)         (261)          (58)          (105)
                                            --------       --------       -------       -------        -------
Units outstanding end of period.........      20,709         19,852         2,843         2,039          8,964
                                            ========       ========       =======       =======        =======
---------------
 * Includes undistributed net investment
   income of:                               $  4,342       $  4,316       $   303       $    45        $ 8,159
                                            ========       ========       =======       =======        =======
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------
                                              VAN ECK WORLDWIDE INSURANCE TRUST
                                          ------------------------------------------
                                           WORLDWIDE              WORLDWIDE
                                              BOND            EMERGING MARKETS
                                           SUBACCOUNT            SUBACCOUNT
                                          ------------   ---------------------------
                                                           FOR THE
                                            FOR THE      PERIOD ENDED     FOR THE
                                           YEAR ENDED     APRIL 30,      YEAR ENDED
                                          DECEMBER 31,       2001       DECEMBER 31,
                                              2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------
From operations:
 Net investment income..................    $  3,021       $      0       $      0
 Net realized gain (loss) on
   investments..........................      (7,135)       (28,317)        (2,021)
 Net change in unrealized appreciation
   (depreciation) of investments........       5,541         27,977        (70,897)
                                            --------       --------       --------
Net increase (decrease) in net assets
 resulting from operations..............       1,427           (340)       (72,918)
                                            --------       --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................      85,997         37,278        189,753
 Net asset value of units redeemed or
   used to meet contract obligations....     (52,332)       (55,484)       (44,361)
                                            --------       --------       --------
Net increase (decrease) from unit
 transactions...........................      33,665        (18,206)       145,392
                                            --------       --------       --------
Net increase (decrease) in net assets...      35,092        (18,546)        72,474
Net assets beginning of period..........      52,300        142,967         70,493
                                            --------       --------       --------
Net assets end of period*...............    $ 87,392       $124,421       $142,967
                                            ========       ========       ========
Unit transactions:
 Units outstanding beginning of
   period...............................       5,105         26,477          7,590
 Units issued during the period.........       8,350          6,097         24,650
 Units redeemed during the period.......      (5,081)        (9,697)        (5,763)
                                            --------       --------       --------
Units outstanding end of period.........       8,374         22,877         26,477
                                            ========       ========       ========
---------------
 * Includes undistributed net investment
   income of:                               $  4,171       $    197       $    197
                                            ========       ========       ========
** Commencement of operations.


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            EQUITY                            PRIME                        INTERNATIONAL
                                            INCOME                           RESERVE                           STOCK
                                          SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                  ---------------------------   ---------------------------------   ---------------------------
                                    FOR THE                       FOR THE                             FOR THE
                                  PERIOD ENDED     FOR THE      PERIOD ENDED        FOR THE         PERIOD ENDED     FOR THE
                                   APRIL 30,      YEAR ENDED     APRIL 30,         YEAR ENDED        APRIL 30,      YEAR ENDED
                                      2001       DECEMBER 31,       2001          DECEMBER 31,          2001       DECEMBER 31,
                                  (UNAUDITED)        2000       (UNAUDITED)           2000          (UNAUDITED)        2000
                                  ------------   ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income..........   $   31,745     $  103,960      $  4,490          $  6,999         $        0     $   74,383
 Net realized gain (loss) on
   investments..................      (12,184)       (33,920)            0                 0           (111,829)       (32,047)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        6,240         99,193             0                 0           (103,094)      (186,480)
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations.....................       25,801        169,233         4,490             6,999           (214,923)      (144,144)
                                   ----------     ----------      --------          --------         ----------     ----------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    1,097,653      1,262,171        38,713           216,211          1,048,399      2,287,853
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (183,137)      (279,879)       (6,381)          (81,150)          (292,691)      (253,632)
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase from unit
 transactions...................      914,516        982,292        32,332           135,061            755,708      2,034,221
                                   ----------     ----------      --------          --------         ----------     ----------
Net increase in net assets......      940,317      1,151,525        36,822           142,060            540,785      1,890,077
Net assets beginning of
 period.........................    1,866,215        714,690       243,663           101,603          2,028,199        138,122
                                   ----------     ----------      --------          --------         ----------     ----------
Net assets end of period*.......   $2,806,532     $1,866,215      $280,485          $243,663         $2,568,984     $2,028,199
                                   ==========     ==========      ========          ========         ==========     ==========
Unit transactions:
 Units outstanding beginning of
   period.......................      156,427         67,719        21,977             9,723            175,616          9,827
 Units issued during the
   period.......................       89,364        113,984         3,336            19,616             92,242        186,460
 Units redeemed during the
   period.......................      (13,550)       (25,276)         (451)           (7,362)           (25,122)       (20,671)
                                   ----------     ----------      --------          --------         ----------     ----------
Units outstanding end of
 period.........................      232,241        156,427        24,862            21,977            242,736        175,616
                                   ==========     ==========      ========          ========         ==========     ==========
---------------
 * Includes undistributed net
   investment income of:           $  174,839     $  143,094      $ 15,666          $ 11,176         $   76,679     $   76,679
                                   ==========     ==========      ========          ========         ==========     ==========
** Commencement of operations.

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            LIMITED TERM                      NEW AMERICA                PERSONAL STRATEGY
                                                BOND                            GROWTH                       BALANCED
                                             SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------   ---------------------------   ---------------------------
                                    FOR THE                             FOR THE                       FOR THE
                                  PERIOD ENDED        FOR THE         PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE
                                   APRIL 30,         YEAR ENDED        APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED
                                      2001          DECEMBER 31,          2001       DECEMBER 31,       2001       DECEMBER 31,
                                  (UNAUDITED)           2000          (UNAUDITED)        2000       (UNAUDITED)        2000
                                  ------------   ------------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..........    $   746           $ 1,499           $      0       $ 52,479      $   12,222     $   72,991
 Net realized gain (loss) on
   investments..................        405               (33)           (20,869)       (22,967)        (41,732)        (2,525)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        (71)              852             (3,784)       (83,372)          3,225        (27,008)
                                    -------           -------           --------       --------      ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations.....................      1,080             2,318            (24,653)       (53,860)        (26,285)        43,458
                                    -------           -------           --------       --------      ----------     ----------
From unit transactions:
 Net proceeds from the issuance
   of units.....................     15,246            32,552            128,904        277,405         618,213      1,139,090
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (5,404)           (2,220)           (42,908)       (95,257)       (373,737)       (97,518)
                                    -------           -------           --------       --------      ----------     ----------
Net increase from unit
 transactions...................      9,842            30,332             85,996        182,148         244,476      1,041,572
                                    -------           -------           --------       --------      ----------     ----------
Net increase in net assets......     10,922            32,650             61,343        128,288         218,191      1,085,030
Net assets beginning of
 period.........................     33,610               960            476,821        348,533       1,186,394        101,364
                                    -------           -------           --------       --------      ----------     ----------
Net assets end of period*.......    $44,532           $33,610           $538,164       $476,821      $1,404,585     $1,186,394
                                    =======           =======           ========       ========      ==========     ==========
Unit transactions:
 Units outstanding beginning of
   period.......................      3,058                95             42,050         27,453          99,656          8,978
 Units issued during the
   period.......................      1,013             3,180              9,332         22,230          47,522         99,168
 Units redeemed during the
   period.......................       (136)             (217)            (1,936)        (7,633)        (27,382)        (8,490)
                                    -------           -------           --------       --------      ----------     ----------
Units outstanding end of
 period.........................      3,935             3,058             49,446         42,050         119,796         99,656
                                    =======           =======           ========       ========      ==========     ==========
---------------
 * Includes undistributed net
   investment income of:            $ 2,290           $ 1,544           $ 73,183       $ 73,183      $  100,683     $   88,461
                                    =======           =======           ========       ========      ==========     ==========
** Commencement of operations.


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                          ------------------------------------------------------------------------
                                                      VIP                         VIP II                VIP III
                                                    GROWTH                      CONTRAFUND            GROWTH OPPORTUNITIES
                                                  SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                          ---------------------------   ---------------------------   ------------
                                            FOR THE                       FOR THE                       FOR THE
                                          PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE      PERIOD ENDED
                                           APRIL 30,      YEAR ENDED     APRIL 30,      YEAR ENDED     APRIL 30,
                                              2001       DECEMBER 31,       2001       DECEMBER 31,       2001
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)
                                          ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $   89,087     $   40,092     $   92,145     $    6,303      $    405
 Net realized gain (loss) on
   investments..........................      (91,246)      (106,405)       (79,836)       (47,324)      (16,583)
 Net change in unrealized appreciation
   (depreciation) of investments........     (102,941)       (47,202)      (218,564)       (53,967)        3,570
                                           ----------     ----------     ----------     ----------      --------
Net increase (decrease) in net assets
 resulting from operations..............     (105,100)      (113,515)      (206,255)       (94,988)      (12,608)
                                           ----------     ----------     ----------     ----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units................................      843,066      1,538,960      1,348,889      2,429,275        90,674
 Net asset value of units redeemed or
   used to meet contract obligations....     (181,631)      (488,164)      (173,721)      (194,515)      (51,827)
                                           ----------     ----------     ----------     ----------      --------
Net increase from unit transactions.....      661,435      1,050,796      1,175,168      2,234,760        38,847
                                           ----------     ----------     ----------     ----------      --------
Net increase in net assets..............      556,335        937,281        968,913      2,139,772        26,239
Net assets beginning of period..........    1,126,809        189,528      2,178,668         38,896       112,191
                                           ----------     ----------     ----------     ----------      --------
Net assets end of period*...............   $1,683,144     $1,126,809     $3,147,581     $2,178,668      $138,430
                                           ==========     ==========     ==========     ==========      ========
Unit transactions:
 Units outstanding beginning of
   period...............................      108,046         16,127        219,956          3,667        13,546
 Units issued during the period.........       77,606        134,622        144,479        235,115         5,151
 Units redeemed during the period.......      (11,026)       (42,703)       (15,829)       (18,826)         (467)
                                           ----------     ----------     ----------     ----------      --------
Units outstanding end of period.........      174,626        108,046        348,606        219,956        18,230
                                           ==========     ==========     ==========     ==========      ========
---------------
 * Includes undistributed net investment
   income of:                              $  129,179     $   40,092     $   98,448     $    6,303      $    405
                                           ==========     ==========     ==========     ==========      ========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                            -------------------------------------------------------
                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                            -------------------------------------------------------
                                                  VIP III                      VIP II
                                        OWTH OPPORTUNITIES
                                                SUBACCOUNT                   SUBACCOUNT
                                            -------------------   ---------------------------------
                                                                    FOR THE
                                               FOR THE PERIOD     PERIOD ENDED     FOR THE PERIOD
                                              MARCH 31, 2000**     APRIL 30,     FEBRUARY 4, 2000**
                                                   THROUGH            2001            THROUGH
                                              DECEMBER 31, 2000   (UNAUDITED)    DECEMBER 31, 2000
                                              -----------------   ------------   ------------------
From operations:
 Net investment income..................          $      0         $   90,123         $      0
 Net realized gain (loss) on
   investments..........................               397            (87,690)           9,202
 Net change in unrealized appreciation
   (depreciation) of investments........           (11,804)           (54,884)          (8,742)
                                                  --------         ----------         --------
Net increase (decrease) in net assets
 resulting from operations..............           (11,407)           (52,451)             460
                                                  --------         ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units................................           125,691          2,381,913          505,676
 Net asset value of units redeemed or
   used to meet contract obligations....            (2,093)          (519,874)         (22,325)
                                                  --------         ----------         --------
Net increase from unit transactions.....           123,598          1,862,039          483,351
                                                  --------         ----------         --------
Net increase in net assets..............           112,191          1,809,588          483,811
Net assets beginning of period..........                 0            483,811                0
                                                  --------         ----------         --------
Net assets end of period*...............          $112,191         $2,293,399         $483,811
                                                  ========         ==========         ========
Unit transactions:
 Units outstanding beginning of
   period...............................                 0             49,469                0
 Units issued during the period.........            13,776            195,635           51,754
 Units redeemed during the period.......              (230)            (4,421)          (2,285)
                                                  --------         ----------         --------
Units outstanding end of period.........            13,546            240,683           49,469
                                                  ========         ==========         ========
---------------
 * Includes undistributed net investment
   income of:                                     $      0         $   90,123         $      0
                                                  ========         ==========         ========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------
                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                          ---------------------------------
                                                       VIP III
                                                   GROWTH & INCOME
                                                     SUBACCOUNT
                                          ---------------------------------
                                            FOR THE
                                          PERIOD ENDED     FOR THE PERIOD
                                           APRIL 30,     JANUARY 13, 2000**
                                              2001            THROUGH
                                          (UNAUDITED)    DECEMBER 31, 2000
                                          ------------   ------------------
From operations:
 Net investment income..................  $   503,663        $    6,457
 Net realized gain (loss) on
   investments..........................       (5,344)           91,490
 Net change in unrealized appreciation
   (depreciation) of investments........     (753,327)            2,056
                                          -----------        ----------
Net increase (decrease) in net assets
 resulting from operations..............     (255,008)          100,003
                                          -----------        ----------
From unit transactions:
 Net proceeds from the issuance of
   units................................    6,501,532         4,437,094
 Net asset value of units redeemed or
   used to meet contract obligations....     (402,362)         (172,034)
                                          -----------        ----------
Net increase from unit transactions.....    6,099,170         4,265,060
                                          -----------        ----------
Net increase in net assets..............    5,844,162         4,365,063
Net assets beginning of period..........    4,365,063                 0
                                          -----------        ----------
Net assets end of period*...............  $10,209,225        $4,365,063
                                          ===========        ==========
Unit transactions:
 Units outstanding beginning of
   period...............................      451,843                 0
 Units issued during the period.........      681,850           470,068
 Units redeemed during the period.......      (17,911)          (18,225)
                                          -----------        ----------
Units outstanding end of period.........    1,115,782           451,843
                                          ===========        ==========
---------------
 * Includes undistributed net investment
   income of:                             $   510,120        $    6,457
                                          ===========        ==========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------
                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                                     --------------------------------------------
                                                EQUITY                  FIXED
                                                GROWTH                  INCOME
                                              SUBACCOUNT              SUBACCOUNT
                                     ----------------------------    ------------
                                       FOR THE                         FOR THE
                                     PERIOD ENDED      FOR THE       PERIOD ENDED
                                      APRIL 30,       YEAR ENDED      APRIL 30,
                                         2001        DECEMBER 31,        2001
                                     (UNAUDITED)         2000        (UNAUDITED)
                                     ------------    ------------    ------------
From operations:
 Net investment income.............    $      0       $  22,533       $        0
 Net realized gain (loss) on
   investments.....................      (9,799)        (38,268)           1,371
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................     (28,418)        (51,445)         134,877
                                       --------       ---------       ----------
Net increase (decrease) in net
 assets resulting from
 operations........................     (38,217)        (67,180)         136,248
                                       --------       ---------       ----------
From unit transactions:
 Net proceeds from the issuance of
   units...........................     166,172         632,725           43,015
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................     (26,663)       (326,534)         (17,260)
                                       --------       ---------       ----------
Net increase from unit
 transactions......................     139,509         306,191           25,755
                                       --------       ---------       ----------
Net increase in net assets.........     101,292         239,011          162,003
Net assets beginning of period.....     369,723         130,712        3,977,591
                                       --------       ---------       ----------
Net assets end of period*..........    $471,015       $ 369,723       $4,139,594
                                       ========       =========       ==========
Unit transactions:
 Units outstanding beginning of
   period..........................      39,055          12,171          356,647
 Units issued during the period....      17,502          55,554            3,712
 Units redeemed during the
   period..........................      (1,840)        (28,670)          (1,479)
                                       --------       ---------       ----------
Units outstanding end of period....      54,717          39,055          358,880
                                       ========       =========       ==========
---------------
 * Includes undistributed net
   investment income of:               $ 26,772       $  26,772       $  232,978
                                       ========       =========       ==========
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------------
                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                                     --------------------------------------------------------
                                            FIXED
                                           INCOME                         VALUE
                                         SUBACCOUNT                    SUBACCOUNT
                                     -------------------    ---------------------------------
                                                              FOR THE
                                       FOR THE PERIOD       PERIOD ENDED     FOR THE PERIOD
                                      JANUARY 6, 2000**      APRIL 30,       MAY 22, 2000**
                                           THROUGH              2001             THROUGH
                                      DECEMBER 31, 2000     (UNAUDITED)     DECEMBER 31, 2000
                                     -------------------    ------------    -----------------
From operations:
 Net investment income.............      $  232,978           $     0            $   435
 Net realized gain (loss) on
   investments.....................           3,355                58              1,333
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................         176,045               905                538
                                         ----------           -------            -------
Net increase (decrease) in net
 assets resulting from
 operations........................         412,378               963              2,306
                                         ----------           -------            -------
From unit transactions:
 Net proceeds from the issuance of
   units...........................       3,615,737                 0             18,053
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................         (50,524)             (533)              (387)
                                         ----------           -------            -------
Net increase from unit
 transactions......................       3,565,213              (533)            17,666
                                         ----------           -------            -------
Net increase in net assets.........       3,977,591               430             19,972
Net assets beginning of period.....               0            19,972                  0
                                         ----------           -------            -------
Net assets end of period*..........      $3,977,591           $20,402            $19,972
                                         ==========           =======            =======
Unit transactions:
 Units outstanding beginning of
   period..........................               0             1,655                  0
 Units issued during the period....         361,701                 0              1,691
 Units redeemed during the
   period..........................          (5,054)              (44)               (36)
                                         ----------           -------            -------
Units outstanding end of period....         356,647             1,611              1,655
                                         ==========           =======            =======
---------------
 * Includes undistributed net
   investment income of:                 $  232,978           $   435            $   435
                                         ==========           =======            =======
 ** Commencement of operations.
*** Formerly, Morgan Stanley Dean W


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                --------------------------------------------------------------------------------------------
                                        AGGRESSIVE                        FLEXIBLE                      INTERNATIONAL
                                          GROWTH                           INCOME                          GROWTH
                                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                ---------------------------   --------------------------------   ---------------------------
                                  FOR THE                          FOR THE                         FOR THE
                                PERIOD ENDED     FOR THE        PERIOD ENDED        FOR THE      PERIOD ENDED     FOR THE
                                 APRIL 30,      YEAR ENDED        APRIL 30,        YEAR ENDED     APRIL 30,      YEAR ENDED
                                    2001       DECEMBER 31,         2001          DECEMBER 31,       2001       DECEMBER 31,
                                (UNAUDITED)        2000          (UNAUDITED)          2000       (UNAUDITED)        2000
                                ------------   ------------   -----------------   ------------   ------------   ------------
From operations:
 Net investment income........   $        0     $   88,766       $        0        $  187,459     $        0     $  159,745
 Net realized gain (loss) on
   investments................     (271,834)      (313,107)           5,242            (2,249)       (50,291)       (85,359)
 Net change in unrealized
   appreciation (depreciation)
   of investments.............     (288,617)      (348,905)         142,353            97,100       (310,076)      (847,849)
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase (decrease) in net
 assets resulting from
 operations...................     (560,451)      (573,246)         147,595           282,310       (360,367)      (773,463)
                                 ----------     ----------       ----------        ----------     ----------     ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    1,396,389      2,683,340          101,680         6,091,246        600,535      4,414,228
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (298,379)      (523,661)         (60,350)         (118,226)       (78,211)      (111,453)
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase from unit
 transactions.................    1,098,010      2,159,679           41,330         5,973,020        522,324      4,302,775
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net increase in net assets....      537,559      1,586,433          188,925         6,255,330        161,957      3,529,312
Net assets beginning of
 period.......................    1,839,215        252,782        6,268,233            12,903      3,533,163          3,851
                                 ----------     ----------       ----------        ----------     ----------     ----------
Net assets end of period*.....   $2,376,774     $1,839,215       $6,457,158        $6,268,233     $3,695,120     $3,533,163
                                 ==========     ==========       ==========        ==========     ==========     ==========
Unit transactions:
 Units outstanding beginning
   of period..................      239,319         22,352          589,418             1,289        345,650            317
 Units issued during the
   period.....................      178,659        269,575            8,141           599,770         58,817        354,278
 Units redeemed during the
   period.....................      (20,114)       (52,608)          (4,352)          (11,641)        (5,248)        (8,945)
                                 ----------     ----------       ----------        ----------     ----------     ----------
 Units outstanding end of
   period.....................      397,864        239,319          593,207           589,418        399,219        345,650
                                 ==========     ==========       ==========        ==========     ==========     ==========
---------------
 * Includes undistributed net
   investment income of:         $   88,766     $   88,766       $  187,896        $  187,896     $  159,745     $  159,745
                                 ==========     ==========       ==========        ==========     ==========     ==========
** Commencement of operations.

                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ----------------------------------------------------------------
                                                       JANUS ASPEN SERIES
                                ----------------------------------------------------------------
                                         WORLDWIDE                         CAPITAL
                                          GROWTH                         APPRECIATION
                                        SUBACCOUNT                        SUBACCOUNT
                                ---------------------------   ----------------------------------
                                  FOR THE                       FOR THE
                                PERIOD ENDED     FOR THE      PERIOD ENDED     FOR THE PERIOD
                                 APRIL 30,      YEAR ENDED     APRIL 30,     FEBRUARY 4, 2000**
                                    2001       DECEMBER 31,       2001             THROUGH
                                (UNAUDITED)        2000       (UNAUDITED)     DECEMBER 31, 2000
                                ------------   ------------   ------------   -------------------
From operations:
 Net investment income........   $        0     $  101,611     $        0         $  5,293
 Net realized gain (loss) on
   investments................     (232,654)      (321,935)       (14,031)         (31,031)
 Net change in unrealized
   appreciation (depreciation)
   of investments.............      (50,132)      (168,424)       (93,942)         (12,520)
                                 ----------     ----------     ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations...................     (282,786)      (388,748)      (107,973)         (38,258)
                                 ----------     ----------     ----------         --------
From unit transactions:
 Net proceeds from the
   issuance of units..........    2,519,101      2,325,463        825,620          927,886
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (218,921)      (279,778)       (55,411)         (52,947)
                                 ----------     ----------     ----------         --------
Net increase from unit
 transactions.................    2,300,180      2,045,685        770,209          874,939
                                 ----------     ----------     ----------         --------
Net increase in net assets....    2,017,394      1,656,937        662,236          836,681
Net assets beginning of
 period.......................    1,774,659        117,722        836,681                0
                                 ----------     ----------     ----------         --------
Net assets end of period*.....   $3,792,053     $1,774,659     $1,498,917         $836,681
                                 ==========     ==========     ==========         ========
Unit transactions:
 Units outstanding beginning
   of period..................      182,651         10,224        103,062                0
 Units issued during the
   period.....................      259,128        196,009        103,377          109,299
 Units redeemed during the
   period.....................      (12,233)       (23,582)        (6,019)          (6,237)
                                 ----------     ----------     ----------         --------
 Units outstanding end of
   period.....................      429,546        182,651        200,420          103,062
                                 ==========     ==========     ==========         ========
---------------
 * Includes undistributed net
   investment income of:         $  101,611     $  101,611     $    5,293         $  5,293
                                 ==========     ==========     ==========         ========
** Commencement of operations.

                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ----------------------------------
                                        JANUS ASPEN SERIES
                                ----------------------------------
                                            STRATEGIC
                                              VALUE
                                            SUBACCOUNT
                                ----------------------------------
                                  FOR THE
                                PERIOD ENDED     FOR THE PERIOD
                                 APRIL 30,     DECEMBER 27, 2000**
                                    2001             THROUGH
                                (UNAUDITED)     DECEMBER 31, 2000
                                ------------   -------------------
From operations:
 Net investment income........     $    0             $  0
 Net realized gain (loss) on
   investments................         15                0
 Net change in unrealized
   appreciation (depreciation)
   of investments.............       (130)               5
                                   ------             ----
Net increase (decrease) in net
 assets resulting from
 operations...................       (115)               5
                                   ------             ----
From unit transactions:
 Net proceeds from the
   issuance of units..........      2,746              875
 Net asset value of units
   redeemed or used to meet
   contract obligations.......        (18)               0
                                   ------             ----
Net increase from unit
 transactions.................      2,728              875
                                   ------             ----
Net increase in net assets....      2,613              880
Net assets beginning of
 period.......................        880                0
                                   ------             ----
Net assets end of period*.....     $3,493             $880
                                   ======             ====
Unit transactions:
 Units outstanding beginning
   of period..................         88                0
 Units issued during the
   period.....................        260               88
 Units redeemed during the
   period.....................         (2)               0
                                   ------             ----
 Units outstanding end of
   period.....................        346               88
                                   ======             ====
---------------
 * Includes undistributed net
   investment income of:           $    0             $  0
                                   ======             ====
** Commencement of operations.


                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L


                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc. , the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L


              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended April 30, 2001 aggregated $2,460,180.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended April 30, 2001 were as follows:

                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS    ------------------------   ---------------
MONY Series Fund, Inc.
     Money Market Portfolio..............................        $19,831,013            $26,413,601
     Intermediate Term Bond Portfolio....................          2,623,127              2,109,743
     Long Term Bond Portfolio............................          6,963,920              1,765,437
     Government Securities Portfolio.....................            234,049                199,938

Enterprise Accumulation Trust
     Equity Portfolio....................................          1,387,443                231,379
     Small Company Value Portfolio.......................            642,251                191,395
     Managed Portfolio...................................             56,511                161,162
     International Growth Portfolio......................            227,390                255,821
     High Yield Bond Portfolio...........................          6,016,922              1,785,411
     Small Company Growth Portfolio......................            317,235                204,358
     Growth Portfolio....................................             61,576                610,826

                                  MONY AMERICA

                               VARIABLE ACCOUNT L


              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)


4. INVESTMENT TRANSACTIONS (CONTINUED)


                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
                                                           ------------------------   ---------------

Dreyfus Variable Investment Fund
     Appreciation Portfolio..............................        $ 1,056,162            $   863,747
     Small Company Stock Portfolio.......................            239,964                160,202
     Dreyfus Stock Index Fund............................          8,064,549              3,890,280
     Dreyfus Socially Responsible Growth Fund, Inc.......             35,407                 28,672

Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio...............................             14,917                  5,554
     Worldwide Bond Portfolio............................              8,005                  1,817
     Worldwide Emerging Markets Portfolio................             45,103                 63,309

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio.............................          1,163,999                249,483
     Prime Reserve Portfolio.............................             41,771                  9,439
     International Stock Portfolio.......................          1,152,108                396,400
     Limited Term Portfolio..............................             20,946                 11,104
     New America Growth Portfolio........................            146,884                 60,888
     Personal Strategy Balance Portfolio.................            732,739                488,263

Fidelity Variable Insurance Products Funds
     VIP Growth Portfolio................................          1,023,129                361,694
     VIP II Contrafund Portfolio.........................          1,673,942                498,774
     VIP III Growth Opportunities Portfolio..............             94,464                 55,617
     VIP II Asset Manager Portfolio......................          2,533,602                671,563
     VIP III Growth & Income Portfolio...................          6,838,345                739,175

The Universal Institutional Funds, Inc.
     Equity Growth Portfolio.............................            177,608                 38,099
     Fixed Income Portfolio..............................             44,789                 19,034
     Value Portfolio.....................................                 81                    614

Janus Aspen Series
     Aggressive Growth Portfolio.........................          1,577,180                479,170
     Flexible Income Portfolio...........................            177,192                135,862
     International Growth Portfolio......................            654,531                132,207
     Worldwide Growth Portfolio..........................          3,304,538              1,004,358
     Capital Appreciation Portfolio......................            852,252                 82,043
     Strategic Value Portfolio...........................              3,060                    332

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -----------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                              -----------------------------------------------------
                                                                 MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                                MARKET       TERM BOND        BOND       SECURITIES
                                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ------------   -----------   ----------
                           ASSETS
Shares held in respective Funds.............................   30,366,037       235,773      1,774,512      253,041
                                                              ===========    ==========    ===========   ==========
Investments at cost.........................................  $30,366,037    $2,508,826    $23,930,772   $2,761,293
                                                              ===========    ==========    ===========   ==========
Investments in respective Funds, at net asset value.........  $30,366,037    $2,586,429    $23,547,771   $2,856,829
Amount due from MONY America................................      635,721         3,463              0          326
Amount due from respective Funds............................            0            17              0            0
                                                              -----------    ----------    -----------   ----------
         Total assets.......................................   31,001,758     2,589,909     23,547,771    2,857,155
                                                              -----------    ----------    -----------   ----------
                        LIABILITIES
Amount due to MONY America..................................            0            17              0            0
Amount due to respective Funds..............................      635,721         3,463              0          326
                                                              -----------    ----------    -----------   ----------
         Total liabilities..................................      635,721         3,480              0          326
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $30,366,037    $2,586,429    $23,547,771   $2,856,829
                                                              ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments.............................  $28,893,405    $2,416,907    $21,844,167   $2,598,970
  Undistributed net investment income.......................    1,472,632       168,626      2,377,260      170,615
  Accumulated net realized loss on investments..............            0       (76,707)      (290,655)      (8,292)
  Net unrealized appreciation (depreciation) of
    investments.............................................            0        77,603       (383,001)      95,536
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $30,366,037    $2,586,429    $23,547,771   $2,856,829
                                                              ===========    ==========    ===========   ==========
Number of units outstanding*................................    2,549,112       224,102      2,004,098      244,081
                                                              -----------    ----------    -----------   ----------
Net asset value per unit outstanding*.......................  $     11.91    $    11.54    $     11.75   $    11.70
                                                              ===========    ==========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                EQUITY          VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   -------------   ----------   -------------   -----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................       82,723         38,381        15,494        30,963        4,593,747       49,050        163,606
                              ==========     ==========      ========      ========      ===========     ========       ========
Investments at cost........   $3,291,966     $1,047,468      $438,767      $230,262      $23,934,372     $426,196       $970,399
                              ==========     ==========      ========      ========      ===========     ========       ========
Investments in respective
  Funds, at net asset
  value....................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
Amount due from MONY
  America..................        1,430            163           523           168              635        1,153          4,613
Amount due from respective
  Funds....................            0              0             0             9                9            0              0
                              ----------     ----------      --------      --------      -----------     --------       --------
         Total assets......    2,311,052      1,005,371       375,313       215,057       20,580,631      422,987        984,614
                              ----------     ----------      --------      --------      -----------     --------       --------
        LIABILITIES
Amount due to MONY
  America..................            0              0             0             9                9            0              0
Amount due to respective
  Funds....................        1,430            163           523           168              635        1,153          4,613
                              ----------     ----------      --------      --------      -----------     --------       --------
         Total
           liabilities.....        1,430            163           523           177              644        1,153          4,613
                              ----------     ----------      --------      --------      -----------     --------       --------
Net assets.................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
                              ==========     ==========      ========      ========      ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments...............   $2,426,621     $  876,683      $285,334      $144,284      $20,738,325     $396,932       $969,083
  Undistributed net
    investment income......      737,904        202,518       285,602       145,470        3,482,061        1,644          1,621
  Accumulated net realized
    gain (loss) on
    investments............      127,441        (31,733)     (132,169)      (59,492)        (286,014)      27,620           (305)
  Net unrealized
    appreciation
    (depreciation) of
    investments............     (982,344)       (42,260)      (63,977)      (15,382)      (3,354,385)      (4,362)         9,602
                              ----------     ----------      --------      --------      -----------     --------       --------
Net assets.................   $2,309,622     $1,005,208      $374,790      $214,880      $20,579,987     $421,834       $980,001
                              ==========     ==========      ========      ========      ===========     ========       ========
Number of units
  outstanding*.............      177,032         64,061        30,018        17,506        1,862,334       38,329        103,205
                              ----------     ----------      --------      --------      -----------     --------       --------
Net asset value per unit
  outstanding*.............   $    13.05     $    15.69      $  12.49      $  12.27      $     11.05     $  11.01       $   9.50
                              ==========     ==========      ========      ========      ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                                  DREYFUS VARIABLE
                                  INVESTMENT FUND                                          VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       63,659         61,830       1,140,633       6,145        1,879        8,427           17,246
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments at cost.......   $2,519,930     $1,022,189     $40,448,324    $237,165      $21,207      $83,750         $194,569
                             ==========     ==========     ===========    ========      =======      =======         ========
Investments in respective
  Funds, at net asset
  value...................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
Amount due from MONY
  America.................          550            107          21,968         242            0          326              537
Amount due from respective
  Funds...................            9              0              26           0            0            0                0
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total assets.....    2,477,539      1,117,991      38,803,504     212,044       22,679       87,718          143,504
                             ----------     ----------     -----------    --------      -------      -------         --------
       LIABILITIES
Amount due to MONY
  America.................            9              0              26           0            0            0                0
Amount due to respective
  Funds...................          550            107          21,968         242            0          326              537
                             ----------     ----------     -----------    --------      -------      -------         --------
         Total
           liabilities....          559            107          21,994         242            0          326              537
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
                             ==========     ==========     ===========    ========      =======      =======         ========
Net assets consist of:
  Contractholders' net
    payments..............   $2,284,178     $  961,869     $37,317,378    $234,581      $21,029      $86,703         $192,766
  Undistributed net
    investment income.....       64,045          2,695       1,422,997       4,316           45        4,171              197
  Accumulated net realized
    gain (loss) on
    investments...........      171,707         57,625       1,707,949      (1,732)         133       (7,124)           1,606
  Net unrealized
    appreciation
    (depreciation) of
    investments...........      (42,950)        95,695      (1,666,814)    (25,363)       1,472        3,642          (51,602)
                             ----------     ----------     -----------    --------      -------      -------         --------
Net assets................   $2,476,980     $1,117,884     $38,781,510    $211,802      $22,679      $87,392         $142,967
                             ==========     ==========     ===========    ========      =======      =======         ========
Number of units
  outstanding*............      168,512        101,945       2,652,230      19,852        2,039        8,374           26,477
                             ----------     ----------     -----------    --------      -------      -------         --------
Net asset value per unit
  outstanding*............   $    14.70     $    10.97     $     14.62    $  10.67      $ 11.12      $ 10.44         $   5.40
                             ==========     ==========     ===========    ========      =======      =======         ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------------------------------------------
                                                                    T. ROWE PRICE
                                --------------------------------------------------------------------------------------
                                  EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                  INCOME      RESERVE         STOCK          TERM        GROWTH          BALANCED
                                SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                ----------   ----------   -------------   ----------   -----------   -----------------
            ASSETS
Shares held in respective
  Funds.......................      95,459     243,663        134,585        6,818        22,803            76,345
                                ==========    ========     ==========      =======      ========        ==========
Investments at cost...........  $1,816,868    $243,663     $2,187,454      $32,796      $548,870        $1,213,753
                                ==========    ========     ==========      =======      ========        ==========
Investments in respective
  Funds, at net asset value...  $1,866,215    $243,663     $2,028,199      $33,610      $476,821        $1,186,394
Amount due from MONY
  America.....................       1,273           0            903            0           273                 0
Amount due from respective
  Funds.......................          17           0              0            0             0                 0
                                ----------    --------     ----------      -------      --------        ----------
         Total assets.........   1,867,505     243,663      2,029,102       33,610       477,094         1,186,394
                                ----------    --------     ----------      -------      --------        ----------
         LIABILITIES
Amount due to MONY America....          17           0              0            0             0                 0
Amount due to respective
  Funds.......................       1,273           0            903            0           273                 0
                                ----------    --------     ----------      -------      --------        ----------
         Total liabilities....       1,290           0            903            0           273                 0
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $1,866,215    $243,663     $2,028,199      $33,610      $476,821        $1,186,394
                                ==========    ========     ==========      =======      ========        ==========
Net assets consist of:
  Contractholders' net
    payments..................  $1,704,568    $232,487     $2,141,282      $31,287      $491,585        $1,122,588
  Undistributed net investment
    income....................     143,094      11,176         76,679        1,544        73,183            88,461
  Accumulated net realized
    gain (loss) on
    investments...............     (30,794)          0        (30,507)         (35)      (15,898)            2,704
  Net unrealized appreciation
    (depreciation) of
    investments...............      49,347           0       (159,255)         814       (72,049)          (27,359)
                                ----------    --------     ----------      -------      --------        ----------
Net assets....................  $1,866,215    $243,663     $2,028,199      $33,610      $476,821        $1,186,394
                                ==========    ========     ==========      =======      ========        ==========
Number of units
  outstanding*................     156,427      21,977        175,616        3,058        42,050            99,656
                                ----------    --------     ----------      -------      --------        ----------
Net asset value per unit
  outstanding*................  $    11.93    $  11.09     $    11.55      $ 10.99      $  11.34        $    11.90
                                ==========    ========     ==========      =======      ========        ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       -----------------------------------------------------------------
                                                                          FIDELITY VARIABLE INSURANCE
                                                                                PRODUCTS FUNDS
                                                       -----------------------------------------------------------------
                                                                                    VIP III        VIP II      VIP III
                                                          VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                         GROWTH     CONTRAFUND   OPPORTUNITIES    MANAGER       INCOME
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   -------------   ----------   ----------
                       ASSETS
Shares held in respective Funds......................      25,815       91,772        6,324         30,238       286,046
                                                       ==========   ==========     ========       ========    ==========
Investments at cost..................................  $1,165,282   $2,230,665     $123,995       $492,553    $4,363,007
                                                       ==========   ==========     ========       ========    ==========
Investments in respective Funds, at net asset
  value..............................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
Amount due from MONY America.........................           0          484          726              0             0
Amount due from respective Funds.....................           0            0            0              0             0
                                                       ----------   ----------     --------       --------    ----------
         Total assets................................   1,126,809    2,179,152      112,917        483,811     4,365,063
                                                       ----------   ----------     --------       --------    ----------
                     LIABILITIES
Amount due to MONY America...........................           0            0            0              0             0
Amount due to respective Funds.......................           0          484          726              0             0
                                                       ----------   ----------     --------       --------    ----------
         Total liabilities...........................           0          484          726              0             0
                                                       ----------   ----------     --------       --------    ----------
Net assets...........................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
                                                       ==========   ==========     ========       ========    ==========
Net assets consist of:
  Contractholders' net payments......................  $1,231,569   $2,271,686     $123,598       $483,351    $4,265,060
  Undistributed net investment income................      40,092        6,303            0              0         6,457
  Accumulated net realized gain (loss) on
    investments......................................    (106,379)     (47,324)         397          9,202        91,490
  Net unrealized appreciation (depreciation) of
    investments......................................     (38,473)     (51,997)     (11,804)        (8,742)        2,056
                                                       ----------   ----------     --------       --------    ----------
Net assets...........................................  $1,126,809   $2,178,668     $112,191       $483,811    $4,365,063
                                                       ==========   ==========     ========       ========    ==========
Number of units outstanding*.........................     108,046      219,956       13,546         49,469       451,843
                                                       ----------   ----------     --------       --------    ----------
Net asset value per unit outstanding*................  $    10.43   $     9.91     $   8.28       $   9.78    $     9.66
                                                       ==========   ==========     ========       ========    ==========

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ------------------------------------------

                                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.**
                                                       ------------------------------------------

                                                          EQUITY         FIXED
                                                          GROWTH         INCOME         VALUE
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       ------------   ------------   ------------
                       ASSETS
Shares held in respective Funds......................      22,060         378,458         1,519
                                                         ========      ==========       =======
Investments at cost..................................    $416,264      $3,801,546       $19,434
                                                         ========      ==========       =======
Investments in respective Funds, at net asset
  value..............................................    $369,723      $3,977,591       $19,972
Amount due from MONY America.........................           0               0             0
Amount due from respective Funds.....................           0               0             0
                                                         --------      ----------       -------
         Total assets................................     369,723       3,977,591        19,972
                                                         --------      ----------       -------
                     LIABILITIES
Amount due to MONY America...........................           0               0             0
Amount due to respective Funds.......................           0               0             0
                                                         --------      ----------       -------
         Total liabilities...........................           0               0             0
                                                         --------      ----------       -------
Net assets...........................................    $369,723      $3,977,591       $19,972
                                                         ========      ==========       =======
Net assets consist of:
  Contractholders' net payments......................    $427,760      $3,565,213       $17,666
  Undistributed net investment income................      26,772         232,978           435
  Accumulated net realized gain (loss) on
    investments......................................     (38,268)          3,355         1,333
  Net unrealized appreciation (depreciation) of
    investments......................................     (46,541)        176,045           538
                                                         --------      ----------       -------
Net assets...........................................    $369,723      $3,977,591       $19,972
                                                         ========      ==========       =======
Number of units outstanding*.........................      39,055         356,647         1,655
                                                         --------      ----------       -------
Net asset value per unit outstanding*................    $   9.47      $    11.15       $ 12.07
                                                         ========      ==========       =======

---------------
 * Units outstanding have been rounded for presentation purposes.
** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 --------------------------------------------------------------------------------
                                                                                JANUS ASPEN SERIES
                                                 --------------------------------------------------------------------------------
                                                 AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL      STRATEGIC
                                                   GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION     VALUE
                                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------   ----------   -------------   ----------   ------------   ----------
                    ASSETS
Shares held in respective Funds................      50,667      546,966       114,342         47,990       31,231           88
                                                 ==========   ==========    ==========     ==========     ========       ======
Investments at cost............................  $2,163,641   $6,171,558    $4,380,519     $1,936,083     $849,201       $  875
                                                 ==========   ==========    ==========     ==========     ========       ======
Investments in respective Funds, at net asset
  value........................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
Amount due from MONY America...................       7,058        2,704           484          6,699        3,017            0
Amount due from respective Funds...............           0            0             0              0            0            0
                                                 ----------   ----------    ----------     ----------     --------       ------
         Total assets..........................   1,846,273    6,270,937     3,533,647      1,781,358      839,698          880
                                                 ----------   ----------    ----------     ----------     --------       ------
                  LIABILITIES
Amount due to MONY America.....................           0            0             0              0            0            0
Amount due to respective Funds.................       7,058        2,704           484          6,699        3,017            0
                                                 ----------   ----------    ----------     ----------     --------       ------
         Total liabilities.....................       7,058        2,704           484          6,699        3,017            0
                                                 ----------   ----------    ----------     ----------     --------       ------
Net assets.....................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
                                                 ==========   ==========    ==========     ==========     ========       ======
Net assets consist of:
  Contractholders' net payments................  $2,387,980   $5,985,911    $4,306,133     $2,156,398     $874,939       $  875
  Undistributed net investment income..........      88,766      187,896       159,745        101,611        5,293            0
  Accumulated net realized loss on
    investments................................    (313,105)      (2,249)      (85,359)      (321,926)     (31,031)           0
  Net unrealized appreciation (depreciation) of
    investments................................    (324,426)      96,675      (847,356)      (161,424)     (12,520)           5
                                                 ----------   ----------    ----------     ----------     --------       ------
Net assets.....................................  $1,839,215   $6,268,233    $3,533,163     $1,774,659     $836,681       $  880
                                                 ==========   ==========    ==========     ==========     ========       ======
Number of units outstanding*...................     239,319      589,418       345,650        182,651      103,062           88
                                                 ----------   ----------    ----------     ----------     --------       ------
Net asset value per unit outstanding*..........  $     7.69   $    10.63    $    10.22     $     9.72     $   8.12       $10.05
                                                 ==========   ==========    ==========     ==========     ========       ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ---------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                        ---------------------------------------------------
                                                          MONEY      INTERMEDIATE   LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND      SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                        ----------   ------------   ----------   ----------
Dividend income.......................................  $1,064,803     $125,577     $1,339,956    $115,583
Distribution from net realized gains..................           0            0              0          31
                                                        ----------     --------     ----------    --------
Net investment income.................................   1,064,803      125,577      1,339,956     115,614
                                                        ----------     --------     ----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................           0      (70,140)      (216,116)     (8,560)
  Net change in unrealized appreciation of
     investments......................................           0      100,988      1,771,312     109,948
                                                        ----------     --------     ----------    --------
Net realized and unrealized gain on investments.......           0       30,848      1,555,196     101,388
                                                        ----------     --------     ----------    --------
Net increase in net assets resulting from
  operations..........................................  $1,064,803     $156,425     $2,895,152    $217,002
                                                        ==========     ========     ==========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 -----------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                                 -----------------------------------------------------------
                                                                SMALL COMPANY                  INTERNATIONAL
                                                    EQUITY          VALUE         MANAGED         GROWTH
                                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 ------------   -------------   ------------   -------------
                                                   FOR THE         FOR THE        FOR THE         FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                     2000           2000            2000           2000
                                                 ------------   -------------   ------------   -------------
Dividend income................................  $    16,904      $    947       $   8,681       $   2,162
Distribution from net realized gains...........      609,031       121,504         134,561         105,187
                                                 -----------      --------       ---------       ---------
Net investment income..........................      625,935       122,451         143,242         107,349
                                                 -----------      --------       ---------       ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......      114,638       (16,053)       (118,363)        (69,424)
  Net change in unrealized appreciation
    (depreciation) of investments..............   (1,002,837)      (75,390)        (19,694)       (277,665)
                                                 -----------      --------       ---------       ---------
Net realized and unrealized gain (loss) on
  investments..................................     (888,199)      (91,443)       (138,057)       (347,089)
                                                 -----------      --------       ---------       ---------
Net increase (decrease) in net assets resulting
  from operations..............................  $  (262,264)     $ 31,008       $   5,185       $(239,740)
                                                 ===========      ========       =========       =========

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 ------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                                 ------------------------------------------------
                                                  HIGH YIELD    SMALL COMPANY
                                                     BOND          GROWTH            GROWTH
                                                  SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                 ------------   -------------   -----------------
                                                   FOR THE         FOR THE       FOR THE PERIOD
                                                  YEAR ENDED     YEAR ENDED     FEBRUARY 4, 2000*
                                                 DECEMBER 31,   DECEMBER 31,         THROUGH
                                                     2000           2000        DECEMBER 31, 2000
                                                 ------------   -------------   -----------------
Dividend income................................  $ 1,872,332      $      0           $   169
Distribution from net realized gains...........            0         1,644             1,452
                                                 -----------      --------           -------
Net investment income..........................    1,872,332         1,644             1,621
                                                 -----------      --------           -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......     (214,443)       27,621              (305)
  Net change in unrealized appreciation
    (depreciation) of investments..............   (2,145,196)      (15,463)            9,602
                                                 -----------      --------           -------
Net realized and unrealized gain (loss) on
  investments..................................   (2,359,639)       12,158             9,297
                                                 -----------      --------           -------
Net increase (decrease) in net assets resulting
  from operations..............................  $  (487,307)     $ 13,802           $10,918
                                                 ===========      ========           =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                            DREYFUS VARIABLE INVESTMENT
                                        FUND                                               VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                                           SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
Dividend income...........   $  16,215        $ 1,649      $   329,242    $  1,642       $   42      $ 3,021         $      0
Distribution from net
  realized gains..........      27,595              0          621,561           0            0            0                0
                             ---------        -------      -----------    --------       ------      -------         --------
Net investment income.....      43,810          1,649          950,803       1,642           42        3,021                0
                             ---------        -------      -----------    --------       ------      -------         --------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
    on investments........      69,654         66,286        1,296,581      (1,814)         142       (7,135)          (2,021)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...........    (145,208)         7,341       (5,308,948)    (35,985)       1,286        5,541          (70,897)
                             ---------        -------      -----------    --------       ------      -------         --------
Net realized and
  unrealized gain (loss)
  on investments..........     (75,554)        73,627       (4,012,367)    (37,799)       1,428       (1,594)         (72,918)
                             ---------        -------      -----------    --------       ------      -------         --------
Net increase (decrease) in
  net assets resulting
  from operations.........   $ (31,744)       $75,276      $(3,061,564)   $(36,157)      $1,470      $ 1,427         $(72,918)
                             =========        =======      ===========    ========       ======      =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                         ----------------------------------------------------------------------------------------
                                           EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGY
                                           INCOME      RESERVE         STOCK           BOND         GROWTH          BALANCED
                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                         ----------   ----------   -------------   ------------   -----------   -----------------
Dividend income........................   $ 20,893      $6,999       $  12,824        $1,499       $       0        $ 22,269
Distribution from net realized gains...     83,067           0          61,559             0          52,479          50,722
                                          --------      ------       ---------        ------       ---------        --------
Net investment income..................    103,960       6,999          74,383         1,499          52,479          72,991
                                          --------      ------       ---------        ------       ---------        --------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments.....    (33,920)          0         (32,047)          (33)        (22,967)         (2,525)
  Net change in unrealized appreciation
    (depreciation) of investments......     99,193           0        (186,480)          852         (83,372)        (27,008)
                                          --------      ------       ---------        ------       ---------        --------
Net realized and unrealized gain (loss)
  on investments.......................     65,273           0        (218,527)          819        (106,339)        (29,533)
                                          --------      ------       ---------        ------       ---------        --------
Net increase (decrease) in net assets
  resulting from operations............   $169,233      $6,999       $(144,144)       $2,318       $ (53,860)       $ 43,458
                                          ========      ======       =========        ======       =========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  --------------------------------------------------------------------------------------------
                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                  --------------------------------------------------------------------------------------------
                                                                                                                 VIP III
                                      VIP           VIP II            VIP III                VIP II             GROWTH AND
                                     GROWTH       CONTRAFUND    GROWTH OPPORTUNITIES     ASSET MANAGER            INCOME
                                   SUBACCOUNT     SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ------------   ------------   --------------------   ------------------   ------------------
                                  FOR THE YEAR   FOR THE YEAR      FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                     ENDED          ENDED         MARCH 31, 2000**     FEBRUARY 4, 2000**   JANUARY 13, 2000**
                                  DECEMBER 31,   DECEMBER 31,         THROUGH               THROUGH              THROUGH
                                      2000           2000        DECEMBER 31, 2000     DECEMBER 31, 2000    DECEMBER 31, 2000
                                  ------------   ------------   --------------------   ------------------   ------------------
Dividend income.................   $     399      $     169           $      0              $     0              $    858
Distribution from net realized
  gains.........................      39,693          6,134                  0                    0                 5,599
                                   ---------      ---------           --------              -------              --------
Net investment income...........      40,092          6,303                  0                    0                 6,457
                                   ---------      ---------           --------              -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments.................    (106,405)       (47,324)               397                9,202                91,490
  Net change in unrealized
    appreciation (depreciation)
    of investments..............     (47,202)       (53,967)           (11,804)              (8,742)                2,056
                                   ---------      ---------           --------              -------              --------
Net realized and unrealized gain
  (loss) on investments.........    (153,607)      (101,291)           (11,407)                 460                93,546
                                   ---------      ---------           --------              -------              --------
Net increase (decrease) in net
  assets resulting from
  operations....................   $(113,515)     $ (94,988)          $(11,407)             $   460              $100,003
                                   =========      =========           ========              =======              ========

                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ----------------------------------------------------
                                        THE UNIVERSAL INSTITUTIONAL FUNDS, INC.*
                                  ----------------------------------------------------
                                                       FIXED
                                     EQUITY           INCOME
                                     GROWTH         SUBACCOUNT             VALUE
                                   SUBACCOUNT    -----------------      SUBACCOUNT
                                  ------------    FOR THE PERIOD     -----------------
                                  FOR THE YEAR   JANUARY 6, 2000**    FOR THE PERIOD
                                     ENDED            THROUGH         MAY 22, 2000**
                                  DECEMBER 31,     DECEMBER 31,           THROUGH
                                      2000             2000          DECEMBER 31, 2000
                                  ------------   -----------------   -----------------
Dividend income.................    $      0         $232,978             $  171
Distribution from net realized
  gains.........................      22,533                0                264
                                    --------         --------             ------
Net investment income...........      22,533          232,978                435
                                    --------         --------             ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments.................     (38,268)           3,355              1,333
  Net change in unrealized
    appreciation (depreciation)
    of investments..............     (51,445)         176,045                538
                                    --------         --------             ------
Net realized and unrealized gain
  (loss) on investments.........     (89,713)         179,400              1,871
                                    --------         --------             ------
Net increase (decrease) in net
  assets resulting from
  operations....................    $(67,180)        $412,378             $2,306
                                    ========         ========             ======

---------------
 * Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 ---------------------------------------------
                                                              JANUS ASPEN SERIES
                                                 ---------------------------------------------
                                                  AGGRESSIVE       FLEXIBLE      INTERNATIONAL
                                                    GROWTH          INCOME          GROWTH
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 ------------    ------------    -------------
                                                 FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                                    ENDED           ENDED            ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                     2000            2000            2000
                                                 ------------    ------------    -------------
Dividend income................................   $       0        $187,459        $  49,169
Distribution from net realized gains...........      88,766               0          110,576
                                                  ---------        --------        ---------
Net investment income..........................      88,766         187,459          159,745
                                                  ---------        --------        ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments.............    (313,107)         (2,249)         (85,359)
  Net change in unrealized appreciation
    (depreciation) of investments..............    (348,905)         97,100         (847,849)
                                                  ---------        --------        ---------
Net realized and unrealized gain (loss) on
  investments..................................    (662,012)         94,851         (933,208)
                                                  ---------        --------        ---------
Net increase (decrease) in net assets resulting
  from operations..............................   $(573,246)       $282,310        $(773,463)
                                                  =========        ========        =========

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 --------------------------------------------------------
                                                                    JANUS ASPEN SERIES
                                                 --------------------------------------------------------
                                                  WORLDWIDE           CAPITAL              STRATEGIC
                                                    GROWTH          APPRECIATION             VALUE
                                                  SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                                 ------------    ------------------    ------------------
                                                 FOR THE YEAR      FOR THE PERIOD        FOR THE PERIOD
                                                    ENDED        FEBRUARY 4, 2000*     DECEMBER 27, 2000*
                                                 DECEMBER 31,         THROUGH               THROUGH
                                                     2000        DECEMBER 31, 2000     DECEMBER 31, 2000
                                                 ------------    ------------------    ------------------
Dividend income................................   $   6,177           $  5,247                 $0
Distribution from net realized gains...........      95,434                 46                  0
                                                  ---------           --------                 --
Net investment income..........................     101,611              5,293                  0
                                                  ---------           --------                 --
Realized and unrealized gain (loss) on
  investments:
  Net realized loss on investments.............    (321,935)           (31,031)                 0
  Net change in unrealized appreciation
    (depreciation) of investments..............    (168,424)           (12,520)                 5
                                                  ---------           --------                 --
Net realized and unrealized gain (loss) on
  investments..................................    (490,359)           (43,551)                 5
                                                  ---------           --------                 --
Net increase (decrease) in net assets resulting
  from operations..............................   $(388,748)          $(38,258)                $5
                                                  =========           ========                 ==

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ----------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                     ----------------------------------------------------
                                                MONEY                   INTERMEDIATE
                                               MARKET                    TERM BOND
                                             SUBACCOUNT                  SUBACCOUNT
                                     ---------------------------   ----------------------
                                         2000           1999          2000        1999
                                     ------------   ------------   ----------   ---------
From operations:
  Net investment income............  $  1,064,803   $    345,020   $  125,577   $  35,406
  Net realized loss on
    investments....................             0              0      (70,140)     (6,511)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................             0              0      100,988     (28,840)
                                     ------------   ------------   ----------   ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................     1,064,803        345,020      156,425          55
                                     ------------   ------------   ----------   ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    71,120,205     77,560,082    1,766,214     696,328
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (61,036,860)   (61,373,092)    (155,264)   (181,862)
                                     ------------   ------------   ----------   ---------
Net increase from unit
  transactions.....................    10,083,345     16,186,990    1,610,950     514,466
                                     ------------   ------------   ----------   ---------
Net increase in net assets.........    11,148,148     16,532,010    1,767,375     514,521
Net assets beginning of year.......    19,217,889      2,685,879      819,054     304,533
                                     ------------   ------------   ----------   ---------
Net assets end of year*............  $ 30,366,037   $ 19,217,889   $2,586,429   $ 819,054
                                     ============   ============   ==========   =========
Unit transactions:
  Units outstanding beginning of
    year...........................     1,712,047        251,238       76,605      28,549
  Units issued during the year.....     5,904,013      8,571,435      161,713      65,528
  Units redeemed during the year...    (5,066,948)    (7,110,626)     (14,216)    (17,472)
                                     ------------   ------------   ----------   ---------
Units outstanding end of year......     2,549,112      1,712,047      224,102      76,605
                                     ============   ============   ==========   =========
---------------
* Includes undistributed net
  investment income of:              $  1,472,632   $    407,829   $  168,626   $  43,049
                                     ============   ============   ==========   =========

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                     ---------------------------------------------------
                                             LONG TERM                 GOVERNMENT
                                               BOND                    SECURITIES
                                            SUBACCOUNT                 SUBACCOUNT
                                     -------------------------   -----------------------
                                        2000          1999          2000         1999
                                     -----------   -----------   ----------   ----------
From operations:
  Net investment income............  $ 1,339,956   $ 1,028,956   $  115,614   $   36,509
  Net realized loss on
    investments....................     (216,116)      (74,609)      (8,560)        (267)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    1,771,312    (2,165,463)     109,948      (27,741)
                                     -----------   -----------   ----------   ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................    2,895,152    (1,211,116)     217,002        8,501
                                     -----------   -----------   ----------   ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    2,992,832    20,478,061      817,997    1,186,866
  Net asset value of units redeemed
    or used to meet contract
    obligations....................   (1,007,725)     (936,588)    (200,294)     (49,795)
                                     -----------   -----------   ----------   ----------
Net increase from unit
  transactions.....................    1,985,107    19,541,473      617,703    1,137,071
                                     -----------   -----------   ----------   ----------
Net increase in net assets.........    4,880,259    18,330,357      834,705    1,145,572
Net assets beginning of year.......   18,667,512       337,155    2,022,124      876,552
                                     -----------   -----------   ----------   ----------
Net assets end of year*............  $23,547,771   $18,667,512   $2,856,829   $2,022,124
                                     ===========   ===========   ==========   ==========
Unit transactions:
  Units outstanding beginning of
    year...........................    1,836,729        30,651      189,531       82,700
  Units issued during the year.....      252,333     1,909,822       72,238      119,022
  Units redeemed during the year...      (84,964)     (103,744)     (17,688)     (12,191)
                                     -----------   -----------   ----------   ----------
Units outstanding end of year......    2,004,098     1,836,729      244,081      189,531
                                     ===========   ===========   ==========   ==========
---------------
* Includes undistributed net
  investment income of:              $ 2,377,260   $ 1,037,304   $  170,615   $   55,001
                                     ===========   ===========   ==========   ==========

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY
                                                    EQUITY                         VALUE
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------

                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
Net investment income...................  $   625,935     $  110,007     $  122,451     $  35,776
Net realized gain (loss) on
 investments............................      114,638          6,521        (16,053)      (17,101)
Net change in unrealized appreciation
 (depreciation) investments.............   (1,002,837)        20,255        (75,390)       57,257
                                          -----------     ----------     ----------     ---------
Net increase (decrease) in net assets
 resulting from operations..............     (262,264)       136,783         31,008        75,932
                                          -----------     ----------     ----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,395,930      1,307,396        656,883       469,522
 Net asset value of units redeemed or
   used to meet contract obligations....     (238,119)       (64,000)      (245,728)     (413,361)
                                          -----------     ----------     ----------     ---------
Net increase (decrease) from unit
 transactions...........................    1,157,811      1,243,396        411,155        56,161
                                          -----------     ----------     ----------     ---------
Net increase (decrease) in net assets...      895,547      1,380,179        442,163       132,093
Net assets beginning of period..........    1,414,075         33,896        563,045       430,952
                                          -----------     ----------     ----------     ---------
Net assets end of period*...............  $ 2,309,622     $1,414,075     $1,005,208     $ 563,045
                                          ===========     ==========     ==========     =========
Unit transactions:
Units outstanding beginning of period...      102,764          2,848         36,787        34,921
Units issued during the period..........       89,542        109,654         43,574        37,233
Units redeemed during the period........      (15,274)        (9,738)       (16,300)      (35,367)
                                          -----------     ----------     ----------     ---------
Units outstanding end of period.........      177,032        102,764         64,061        36,787
                                          ===========     ==========     ==========     =========
---------------
 * Includes undistributed net investment
   income of:                             $   737,904     $  111,969     $  202,518     $  80,067
                                          ===========     ==========     ==========     =========
** Commencement of operations.

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                                          ---------------------------------------------------------
                                                                               INTERNATIONAL
                                                    MANAGED                       GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------

                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
Net investment income...................   $ 143,242      $  56,019      $  107,349     $   23,845
Net realized gain (loss) on
 investments............................    (118,363)       (14,912)        (69,424)         9,678
Net change in unrealized appreciation
 (depreciation) investments.............     (19,694)        29,662        (277,665)       259,460
                                           ---------      ---------      ----------     ----------
Net increase (decrease) in net assets
 resulting from operations..............       5,185         70,769        (239,740)       292,983
                                           ---------      ---------      ----------     ----------
From unit transactions:
 Net proceeds from the issuance of
   units................................     136,674        294,982         306,241        550,539
 Net asset value of units redeemed or
   used to meet contract obligations....    (123,540)      (861,595)       (894,518)       (29,145)
                                           ---------      ---------      ----------     ----------
Net increase (decrease) from unit
 transactions...........................      13,134       (566,613)       (588,277)       521,394
                                           ---------      ---------      ----------     ----------
Net increase (decrease) in net assets...      18,319       (495,844)       (828,017)       814,377
Net assets beginning of period..........     356,471        852,315       1,042,897        228,520
                                           ---------      ---------      ----------     ----------
Net assets end of period*...............   $ 374,790      $ 356,471      $  214,880     $1,042,897
                                           =========      =========      ==========     ==========
Unit transactions:
Units outstanding beginning of period...      28,967         75,641          70,342         21,906
Units issued during the period..........      10,943         25,257          27,506         52,464
Units redeemed during the period........      (9,892)       (71,931)        (80,342)        (4,028)
                                           ---------      ---------      ----------     ----------
Units outstanding end of period.........      30,018         28,967          17,506         70,342
                                           =========      =========      ==========     ==========
---------------
 * Includes undistributed net investment
   income of:                              $ 285,602      $ 142,360      $  145,470     $   38,121
                                           =========      =========      ==========     ==========
** Commencement of operations.

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                          ------------------------------------------------------------------------
                                                  HIGH YIELD                   SMALL COMPANY
                                                     BOND                         GROWTH                 GROWTH
                                                  SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                          ---------------------------   ---------------------------   ------------
                                                                                         FOR THE        FOR THE
                                                                                          PERIOD         PERIOD
                                                                                       DECEMBER 8,    FEBRUARY 4,
                                            FOR THE        FOR THE        FOR THE         1999**         2000**
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH        THROUGH
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999           2000
                                          ------------   ------------   ------------   ------------   ------------
From operations:
Net investment income...................  $ 1,872,332    $ 1,578,167     $   1,644       $      0       $  1,621
Net realized gain (loss) on
 investments............................     (214,443)       (71,226)       27,621             (1)          (305)
Net change in unrealized appreciation
 (depreciation) investments.............   (2,145,196)    (1,182,329)      (15,463)        11,101          9,602
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) in net assets
 resulting from operations..............     (487,307)       324,612        13,802         11,100         10,918
                                          -----------    -----------     ---------       --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................    2,420,424     20,539,013       425,330        137,592        973,913
 Net asset value of units redeemed or
   used to meet contract obligations....   (1,412,759)    (1,183,708)     (165,802)          (188)        (4,830)
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) from unit
 transactions...........................    1,007,665     19,355,305       259,528        137,404        969,083
                                          -----------    -----------     ---------       --------       --------
Net increase (decrease) in net assets...      520,358     19,679,917       273,330        148,504        980,001
Net assets beginning of period..........   20,059,629        379,712       148,504              0              0
                                          -----------    -----------     ---------       --------       --------
Net assets end of period*...............  $20,579,987    $20,059,629     $ 421,834       $148,504       $980,001
                                          ===========    ===========     =========       ========       ========
Unit transactions:
Units outstanding beginning of period...    1,769,481         34,788        13,697              0              0
Units issued during the period..........      223,033      1,854,079        40,368         13,716        103,719
Units redeemed during the period........     (130,180)      (119,386)      (15,736)           (19)          (514)
                                          -----------    -----------     ---------       --------       --------
Units outstanding end of period.........    1,862,334      1,769,481        38,329         13,697        103,205
                                          ===========    ===========     =========       ========       ========
---------------
 * Includes undistributed net investment
   income of:                             $ 3,482,061    $ 1,609,729     $   1,644       $      0       $  1,621
                                          ===========    ===========     =========       ========       ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------
                                                      DREYFUS VARIABLE INVESTMENT FUND
                                          ---------------------------------------------------------
                                                                               SMALL COMPANY
                                                 APPRECIATION                      STOCK
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------
From operations:
 Net investment income..................   $   43,810     $   16,245     $    1,649     $       0
 Net realized gain (loss) on
   investments..........................       69,654        100,007         66,286        (7,540)
 Net change in unrealized appreciation
   (depreciation) of investments........     (145,208)        35,110          7,341        82,425
                                           ----------     ----------     ----------     ---------
Net increase (decrease) in net assets
 resulting from operations..............      (31,744)       151,362         75,276        74,885
                                           ----------     ----------     ----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units................................    1,455,287      1,490,345        447,881       526,467
 Net asset value of units redeemed or
   used to meet contract obligations....     (705,319)      (363,376)      (195,357)     (106,947)
                                           ----------     ----------     ----------     ---------
Net increase from unit transactions.....      749,968      1,126,969        252,524       419,520
                                           ----------     ----------     ----------     ---------
Net increase in net assets..............      718,224      1,278,331        327,800       494,405
Net assets beginning of period..........    1,758,756        480,425        790,084       295,679
                                           ----------     ----------     ----------     ---------
Net assets end of period*...............   $2,476,980     $1,758,756     $1,117,884     $ 790,084
                                           ==========     ==========     ==========     =========
Unit transactions:
 Units outstanding beginning of
   period...............................      118,872         36,191         78,184        32,362
 Units issued during the period.........       96,325        116,773         42,142        58,620
 Units redeemed during the period.......      (46,685)       (34,092)       (18,381)      (12,798)
                                           ----------     ----------     ----------     ---------
Units outstanding end of period.........      168,512        118,872        101,945        78,184
                                           ==========     ==========     ==========     =========
---------------
 * Includes undistributed net investment
   income of:                              $   64,045     $   20,235     $    2,695     $   1,046
                                           ==========     ==========     ==========     =========
** Commencement of operations.

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          -----------------------------------------------------------------

                                                    DREYFUS                           DREYFUS
                                                  STOCK INDEX                  SOCIALLY RESPONSIBLE
                                                  SUBACCOUNT                        SUBACCOUNT
                                          ---------------------------   -----------------------------------
                                            FOR THE        FOR THE        FOR THE         FOR THE PERIOD
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED    SEPTEMBER 30, 1999**
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                              2000           1999           2000        DECEMBER 31, 1999
                                          ------------   ------------   ------------   --------------------
From operations:
 Net investment income..................  $   950,803    $   432,056      $  1,642           $ 2,674
 Net realized gain (loss) on
   investments..........................    1,296,581        386,134        (1,814)               82
 Net change in unrealized appreciation
   (depreciation) of investments........   (5,308,948)     3,009,797       (35,985)           10,622
                                          -----------    -----------      --------           -------
Net increase (decrease) in net assets
 resulting from operations..............   (3,061,564)     3,827,987       (36,157)           13,378
                                          -----------    -----------      --------           -------
From unit transactions:
 Net proceeds from the issuance of
   units................................   14,975,579     23,789,517       239,230            67,417
 Net asset value of units redeemed or
   used to meet contract obligations....   (3,812,299)      (840,260)      (71,280)             (786)
                                          -----------    -----------      --------           -------
Net increase from unit transactions.....   11,163,280     22,949,257       167,950            66,631
                                          -----------    -----------      --------           -------
Net increase in net assets..............    8,101,716     26,777,244       131,793            80,009
Net assets beginning of period..........   30,679,794      3,902,550        80,009                 0
                                          -----------    -----------      --------           -------
Net assets end of period*...............  $38,781,510    $30,679,794      $211,802           $80,009
                                          ===========    ===========      ========           =======
Unit transactions:
 Units outstanding beginning of
   period...............................    1,903,421        291,990         6,671                 0
 Units issued during the period.........    1,004,529      1,696,879        18,775             6,742
 Units redeemed during the period.......     (255,720)       (85,448)       (5,594)              (71)
                                          -----------    -----------      --------           -------
Units outstanding end of period.........    2,652,230      1,903,421        19,852             6,671
                                          ===========    ===========      ========           =======
---------------
 * Includes undistributed net investment
   income of:                             $ 1,422,997    $   472,194      $  4,316           $ 2,674
                                          ===========    ===========      ========           =======
** Commencement of operations.

                                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ---------------------------------------------------------------------------------------
                                                                     VAN ECK WORLDWIDE INSURANCE TRUST
                                          ---------------------------------------------------------------------------------------
                                                     HARD                        WORLDWIDE                     WORLDWIDE
                                                    ASSETS                         BOND                    EMERGING MARKETS
                                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..................    $    42         $    3        $  3,021       $ 1,150        $      0       $      0
 Net realized gain (loss) on
   investments..........................        142             (4)         (7,135)          (19)         (2,021)         8,133
 Net change in unrealized appreciation
   (depreciation) of investments........      1,286            211           5,541        (3,363)        (70,897)        24,877
                                            -------         ------        --------       -------        --------       --------
Net increase (decrease) in net assets
 resulting from operations..............      1,470            210           1,427        (2,232)        (72,918)        33,010
                                            -------         ------        --------       -------        --------       --------
From unit transactions:
 Net proceeds from the issuance of
   units................................     18,396          3,174          85,997        35,112         189,753         29,369
 Net asset value of units redeemed or
   used to meet contract obligations....       (609)          (173)        (52,332)       (1,399)        (44,361)       (17,369)
                                            -------         ------        --------       -------        --------       --------
Net increase from unit transactions.....     17,787          3,001          33,665        33,713         145,392         12,000
                                            -------         ------        --------       -------        --------       --------
Net increase in net assets..............     19,257          3,211          35,092        31,481          72,474         45,010
Net assets beginning of period..........      3,422            211          52,300        20,819          70,493         25,483
                                            -------         ------        --------       -------        --------       --------
Net assets end of period*...............    $22,679         $3,422        $ 87,392       $52,300        $142,967       $ 70,493
                                            =======         ======        ========       =======        ========       ========
Unit transactions:
 Units outstanding beginning of
   period...............................        343             26           5,105         1,873           7,590          5,495
 Units issued during the period.........      1,754            335           8,350         3,398          24,650          4,827
 Units redeemed during the period.......        (58)           (18)         (5,081)         (166)         (5,763)        (2,732)
                                            -------         ------        --------       -------        --------       --------
Units outstanding end of period.........      2,039            343           8,374         5,105          26,477          7,590
                                            =======         ======        ========       =======        ========       ========
---------------
 * Includes undistributed net investment
   income of:                               $    45         $    3        $  4,171       $ 1,150        $    197       $    197
                                            =======         ======        ========       =======        ========       ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            EQUITY                            PRIME                        INTERNATIONAL
                                            INCOME                           RESERVE                           STOCK
                                          SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                  ---------------------------   ---------------------------------   ---------------------------
                                    FOR THE        FOR THE        FOR THE        FOR THE PERIOD       FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED    FEBRUARY 1, 1999**    YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,        THROUGH         DECEMBER 31,   DECEMBER 31,
                                      2000           1999           2000       DECEMBER 31, 1999        2000           1999
                                  ------------   ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income..........   $  103,960      $ 37,491       $  6,999          $  4,177         $   74,383      $  2,061
 Net realized gain (loss) on
   investments..................      (33,920)        3,114              0                 0            (32,047)        1,541
 Net change in unrealized
   appreciation (depreciation)
   of investments...............       99,193       (48,742)             0                 0           (186,480)       26,668
                                   ----------      --------       --------          --------         ----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.....................      169,233        (8,137)         6,999             4,177           (144,144)       30,270
                                   ----------      --------       --------          --------         ----------      --------
From unit transactions:
 Net proceeds from the issuance
   of units.....................    1,262,171       745,478        216,211           103,722          2,287,853       105,728
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (279,879)      (72,035)       (81,150)           (6,296)          (253,632)      (12,925)
                                   ----------      --------       --------          --------         ----------      --------
Net increase from unit
 transactions...................      982,292       673,443        135,061            97,426          2,034,221        92,803
                                   ----------      --------       --------          --------         ----------      --------
Net increase in net assets......    1,151,525       665,306        142,060           101,603          1,890,077       123,073
Net assets beginning of
 period.........................      714,690        49,384        101,603                 0            138,122        15,049
                                   ----------      --------       --------          --------         ----------      --------
Net assets end of period*.......   $1,866,215      $714,690       $243,663          $101,603         $2,028,199      $138,122
                                   ==========      ========       ========          ========         ==========      ========
Unit transactions:
 Units outstanding beginning of
   period.......................       67,719         4,853          9,723                 0              9,827         1,427
 Units issued during the
   period.......................      113,984        69,677         19,616            10,380            186,460         9,599
 Units redeemed during the
   period.......................      (25,276)       (6,811)        (7,362)             (657)           (20,671)       (1,199)
                                   ----------      --------       --------          --------         ----------      --------
Units outstanding end of
 period.........................      156,427        67,719         21,977             9,723            175,616         9,827
                                   ==========      ========       ========          ========         ==========      ========
---------------
 * Includes undistributed net
   investment income of:           $  143,094      $ 39,134       $ 11,176          $  4,177         $   76,679      $  2,296
                                   ==========      ========       ========          ========         ==========      ========
** Commencement of operations

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                  ---------------------------------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                  ---------------------------------------------------------------------------------------------
                                            LIMITED TERM                      NEW AMERICA                PERSONAL STRATEGY
                                                BOND                            GROWTH                       BALANCED
                                             SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------------   ---------------------------   ---------------------------
                                    FOR THE        FOR THE PERIOD       FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED    FEBRUARY 1, 1999**    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                  DECEMBER 31,        THROUGH         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2000       DECEMBER 31, 1999        2000           1999           2000           1999
                                  ------------   ------------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income..........    $ 1,499            $   45           $ 52,479      $  19,751      $   72,991     $  15,098
 Net realized gain (loss) on
   investments..................        (33)               (2)           (22,967)         7,059          (2,525)        5,226
 Net change in unrealized
   appreciation (depreciation)
   of investments...............        852               (38)           (83,372)         7,101         (27,008)         (278)
                                    -------            ------           --------      ---------      ----------     ---------
Net increase (decrease) in net
 assets resulting from
 operations.....................      2,318                 5            (53,860)        33,911          43,458        20,046
                                    -------            ------           --------      ---------      ----------     ---------
From unit transactions:
 Net proceeds from the issuance
   of units.....................     32,552             1,021            277,405        367,884       1,139,090       324,297
 Net asset value of units
   redeemed or used to meet
   contract obligations.........     (2,220)              (66)           (95,257)      (101,482)        (97,518)     (251,898)
                                    -------            ------           --------      ---------      ----------     ---------
Net increase from unit
 transactions...................     30,332               955            182,148        266,402       1,041,572        72,399
                                    -------            ------           --------      ---------      ----------     ---------
Net increase in net assets......     32,650               960            128,288        300,313       1,085,030        92,445
Net assets beginning of
 period.........................        960                 0            348,533         48,220         101,364         8,919
                                    -------            ------           --------      ---------      ----------     ---------
Net assets end of period*.......    $33,610            $  960           $476,821      $ 348,533      $1,186,394     $ 101,364
                                    =======            ======           ========      =========      ==========     =========
Unit transactions:
 Units outstanding beginning of
   period.......................         95                 0             27,453          4,282           8,978           856
 Units issued during the
   period.......................      3,180               104             22,230         31,991          99,168        31,131
 Units redeemed during the
   period.......................       (217)               (9)            (7,633)        (8,820)         (8,490)      (23,009)
                                    -------            ------           --------      ---------      ----------     ---------
Units outstanding end of
 period.........................      3,058                95             42,050         27,453          99,656         8,978
                                    =======            ======           ========      =========      ==========     =========
---------------
 * Includes undistributed net
   investment income of:            $ 1,544            $   45           $ 73,183      $  20,704      $   88,461     $  15,470
                                    =======            ======           ========      =========      ==========     =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ----------------------------------------------------------------------
                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                           ----------------------------------------------------------------------
                                          VIP                                VIP II
                                        GROWTH                             CONTRAFUND
                                      SUBACCOUNT                           SUBACCOUNT
                           ---------------------------------   ----------------------------------
                             FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                            YEAR ENDED    NOVEMBER 2, 1999**    YEAR ENDED    DECEMBER 8, 1999**
                           DECEMBER 31,        THROUGH         DECEMBER 31,         THROUGH
                               2000       DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                           ------------   ------------------   ------------   -------------------
From operations:
 Net investment income...   $   40,092         $      0         $    6,303          $     0
 Net realized gain (loss)
   on investments........     (106,405)              26            (47,324)               0
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...........      (47,202)           8,729            (53,967)           1,970
                            ----------         --------         ----------          -------
Net increase (decrease)
 in net assets resulting
 from operations.........     (113,515)           8,755            (94,988)           1,970
                            ----------         --------         ----------          -------
From unit transactions:
 Net proceeds from the
   issuance of units.....    1,538,960          180,982          2,429,275           36,973
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........     (488,164)            (209)          (194,515)             (47)
                            ----------         --------         ----------          -------
Net increase from unit
 transactions............    1,050,796          180,773          2,234,760           36,926
                            ----------         --------         ----------          -------
Net increase in net
 assets..................      937,281          189,528          2,139,772           38,896
Net assets beginning
 of period...............      189,528                0             38,896                0
                            ----------         --------         ----------          -------
Net assets end of
 period*.................   $1,126,809         $189,528         $2,178,668          $38,896
                            ==========         ========         ==========          =======
Unit transactions:
 Units outstanding
   beginning of period...       16,127                0              3,667                0
 Units issued during the
   period................      134,622           16,147            235,115            3,672
 Units redeemed during
   the period............      (42,703)             (20)           (18,826)              (5)
                            ----------         --------         ----------          -------
Units outstanding end of
 period..................      108,046           16,127            219,956            3,667
                            ==========         ========         ==========          =======
---------------
 * Includes undistributed
   net investment income
   of:                      $   40,092         $      0         $    6,303          $     0
                            ==========         ========         ==========          =======

                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           --------------------------------------------------------------
                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                           --------------------------------------------------------------
                                 VIP III                VIP II              VIP III
                           GROWTH OPPORTUNITIES     ASSET MANAGER       GROWTH & INCOME
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                           --------------------   ------------------   ------------------
                              FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                             MARCH 31, 2000**     FEBRUARY 4, 2000**   JANUARY 13, 2000**
                                 THROUGH               THROUGH              THROUGH
                            DECEMBER 31, 2000     DECEMBER 31, 2000    DECEMBER 31, 2000
                           --------------------   ------------------   ------------------
From operations:
 Net investment income...        $      0              $      0            $    6,457
 Net realized gain (loss)
   on investments........             397                 9,202                91,490
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...........         (11,804)               (8,742)                2,056
                                 --------              --------            ----------
Net increase (decrease)
 in net assets resulting
 from operations.........         (11,407)                  460               100,003
                                 --------              --------            ----------
From unit transactions:
 Net proceeds from the
   issuance of units.....         125,691               505,676             4,437,094
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........          (2,093)              (22,325)             (172,034)
                                 --------              --------            ----------
Net increase from unit
 transactions............         123,598               483,351             4,265,060
                                 --------              --------            ----------
Net increase in net
 assets..................         112,191               483,811             4,365,063
Net assets beginning
 of period...............               0                     0                     0
                                 --------              --------            ----------
Net assets end of
 period*.................        $112,191              $483,811            $4,365,063
                                 ========              ========            ==========
Unit transactions:
 Units outstanding
   beginning of period...               0                     0                     0
 Units issued during the
   period................          13,776                51,754               470,068
 Units redeemed during
   the period............            (230)               (2,285)              (18,225)
                                 --------              --------            ----------
Units outstanding end of
 period..................          13,546                49,469               451,843
                                 ========              ========            ==========
---------------
 * Includes undistributed
   net investment income
   of:                           $      0              $      0            $    6,457
                                 ========              ========            ==========

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ------------------------------------------------------------------------------
                                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.***
                           ------------------------------------------------------------------------------
                                         EQUITY                        FIXED
                                         GROWTH                       INCOME                 VALUE
                                       SUBACCOUNT                   SUBACCOUNT            SUBACCOUNT
                           ----------------------------------   -------------------   -------------------
                             FOR THE        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                            YEAR ENDED    DECEMBER 8, 1999**     JANUARY 6, 2000**      MAY 22, 2000**
                           DECEMBER 31,         THROUGH               THROUGH               THROUGH
                               2000        DECEMBER 31, 1999     DECEMBER 31, 2000     DECEMBER 31, 2000
                           ------------   -------------------   -------------------   -------------------
From operations:
 Net investment income...   $  22,533          $  4,239             $  232,978              $   435
 Net realized gain (loss)
   on investments........     (38,268)                0                  3,355                1,333
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...........     (51,445)            4,904                176,045                  538
                            ---------          --------             ----------              -------
Net increase (decrease)
 in net assets resulting
 from operations.........     (67,180)            9,143                412,378                2,306
                            ---------          --------             ----------              -------
From unit transactions:
 Net proceeds from the
   issuance of units.....     632,725           121,757              3,615,737               18,053
 Net asset value of units
   redeemed or used to
   meet contract
   obligations...........    (326,534)             (188)               (50,524)                (387)
                            ---------          --------             ----------              -------
Net increase from unit
 transactions............     306,191           121,569              3,565,213               17,666
                            ---------          --------             ----------              -------
Net increase in net
 assets..................     239,011           130,712              3,977,591               19,972
Net assets beginning
 of period...............     130,712                 0                      0                    0
                            ---------          --------             ----------              -------
Net assets end of
 period*.................   $ 369,723          $130,712             $3,977,591              $19,972
                            =========          ========             ==========              =======
Unit transactions:
 Units outstanding
   beginning of period...      12,171                 0                      0                    0
 Units issued during the
   period................      55,554            12,190                361,701                1,691
 Units redeemed during
   the period............     (28,670)              (19)                (5,054)                 (36)
                            ---------          --------             ----------              -------
Units outstanding end of
 period..................      39,055            12,171                356,647                1,655
                            =========          ========             ==========              =======
---------------
 * Includes undistributed
   net investment income
   of:                      $  26,772          $  4,239             $  232,978              $   435
                            =========          ========             ==========              =======

 ** Commencement of operations

*** Formerly, Morgan Stanley Dean Witter Universal Funds, Inc.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ----------------------------------------------------------------------
                                                                JANUS ASPEN SERIES
                                      ----------------------------------------------------------------------
                                                 AGGRESSIVE                            FLEXIBLE
                                                   GROWTH                               INCOME
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ---------------------------------   ----------------------------------
                                        FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                       YEAR ENDED    DECEMBER 8, 1999**    YEAR ENDED    DECEMBER 27, 1999**
                                      DECEMBER 31,        THROUGH         DECEMBER 31,         THROUGH
                                          2000       DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                      ------------   ------------------   ------------   -------------------
From operations:
 Net investment income..............   $   88,766         $      0         $  187,459          $   437
 Net realized gain (loss) on
   investments......................     (313,107)               2             (2,249)               0
 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (348,905)          24,479             97,100             (425)
                                       ----------         --------         ----------          -------
Net increase (decrease) in net
 assets resulting from operations...     (573,246)          24,481            282,310               12
                                       ----------         --------         ----------          -------
From unit transactions:
 Net proceeds from the issuance of
   units............................    2,683,340          228,583          6,091,246           12,891
 Net asset value of units redeemed
   or used to meet contract
   obligations......................     (523,661)            (282)          (118,226)               0
                                       ----------         --------         ----------          -------
Net increase from unit
 transactions.......................    2,159,679          228,301          5,973,020           12,891
                                       ----------         --------         ----------          -------
Net increase in net assets..........    1,586,433          252,782          6,255,330           12,903
Net assets beginning of period......      252,782                0             12,903                0
                                       ----------         --------         ----------          -------
Net assets end of period*...........   $1,839,215         $252,782         $6,268,233          $12,903
                                       ==========         ========         ==========          =======
Unit transactions:
 Units outstanding beginning of
   period...........................       22,352                0              1,289                0
 Units issued during the period.....      269,575           22,380            599,770            1,289
 Units redeemed during the period...      (52,608)             (28)           (11,641)               0
                                       ----------         --------         ----------          -------
Units outstanding end of period.....      239,319           22,352            589,418            1,289
                                       ==========         ========         ==========          =======
---------------
 * Includes undistributed net
   investment income of:               $   88,766         $      0         $  187,896          $   437
                                       ==========         ========         ==========          =======
** Commencement of operations.

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ---------------------------------------------------------------------
                                                               JANUS ASPEN SERIES
                                      ---------------------------------------------------------------------
                                                INTERNATIONAL                         WORLDWIDE
                                                   GROWTH                              GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------   ---------------------------------
                                        FOR THE        FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                       YEAR ENDED    DECEMBER 2, 1999**    YEAR ENDED    DECEMBER 2, 1999**
                                      DECEMBER 31,        THROUGH         DECEMBER 31,        THROUGH
                                          2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                      ------------   ------------------   ------------   ------------------
From operations:
 Net investment income..............   $  159,745          $    0          $  101,611         $      0
 Net realized gain (loss) on
   investments......................      (85,359)              0            (321,935)               9
 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (847,849)            493            (168,424)           7,000
                                       ----------          ------          ----------         --------
Net increase (decrease) in net
 assets resulting from operations...     (773,463)            493            (388,748)           7,009
                                       ----------          ------          ----------         --------
From unit transactions:
 Net proceeds from the issuance of
   units............................    4,414,228           3,366           2,325,463          110,815
 Net asset value of units redeemed
   or used to meet contract
   obligations......................     (111,453)             (8)           (279,778)            (102)
                                       ----------          ------          ----------         --------
Net increase from unit
 transactions.......................    4,302,775           3,358           2,045,685          110,713
                                       ----------          ------          ----------         --------
Net increase in net assets..........    3,529,312           3,851           1,656,937          117,722
Net assets beginning of period......        3,851               0             117,722                0
                                       ----------          ------          ----------         --------
Net assets end of period*...........   $3,533,163          $3,851          $1,774,659         $117,722
                                       ==========          ======          ==========         ========
Unit transactions:
 Units outstanding beginning of
   period...........................          317               0              10,224                0
 Units issued during the period.....      354,278             318             196,009           10,234
 Units redeemed during the period...       (8,945)             (1)            (23,582)             (10)
                                       ----------          ------          ----------         --------
Units outstanding end of period.....      345,650             317             182,651           10,224
                                       ==========          ======          ==========         ========
---------------
 * Includes undistributed net
   investment income of:               $  159,745          $    0          $  101,611         $      0
                                       ==========          ======          ==========         ========
** Commencement of operations.

                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ----------------------------------------
                                                 JANUS ASPEN SERIES
                                      ----------------------------------------
                                           CAPITAL              STRATEGIC
                                         APPRECIATION             VALUE
                                          SUBACCOUNT           SUBACCOUNT
                                      ------------------   -------------------
                                        FOR THE PERIOD       FOR THE PERIOD
                                      FEBRUARY 4, 2000**   DECEMBER 27, 2000**
                                           THROUGH               THROUGH
                                      DECEMBER 31, 2000     DECEMBER 31, 2000
                                      ------------------   -------------------
From operations:
 Net investment income..............       $  5,293               $  0
 Net realized gain (loss) on
   investments......................        (31,031)                 0
 Net change in unrealized
   appreciation (depreciation) of
   investments......................        (12,520)                 5
                                           --------               ----
Net increase (decrease) in net
 assets resulting from operations...        (38,258)                 5
                                           --------               ----
From unit transactions:
 Net proceeds from the issuance of
   units............................        927,886                875
 Net asset value of units redeemed
   or used to meet contract
   obligations......................        (52,947)                 0
                                           --------               ----
Net increase from unit
 transactions.......................        874,939                875
                                           --------               ----
Net increase in net assets..........        836,681                880
Net assets beginning of period......              0                  0
                                           --------               ----
Net assets end of period*...........       $836,681               $880
                                           ========               ====
Unit transactions:
 Units outstanding beginning of
   period...........................              0                  0
 Units issued during the period.....        109,299                 88
 Units redeemed during the period...         (6,237)                 0
                                           --------               ----
Units outstanding end of period.....        103,062                 88
                                           ========               ====
---------------
 * Includes undistributed net
   investment income of:                   $  5,293               $  0
                                           ========               ====
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the year ended December 31, 2000 aggregated $5,521,511.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2000 were as follows:

                                                           COST OF SHARES ACQUIRED     PROCEEDS FROM
                                                           (EXCLUDES REINVESTMENTS)   SHARES REDEEMED
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS    ------------------------   ---------------
MONY Series Fund, Inc.
     Money Market Portfolio..............................        $192,325,569          $182,242,223
     Intermediate Term Bond Portfolio....................           2,750,272             1,139,323
     Long Term Bond Portfolio............................           3,604,096             1,618,988
     Government Securities Portfolio.....................           1,036,121               418,418

Enterprise Accumulation Trust
     Equity Portfolio....................................           2,394,664             1,236,852
     Small Company Value Portfolio.......................             795,929               384,775
     Managed Portfolio...................................             232,640               219,507
     International Growth Portfolio......................             347,052               935,329
     High Yield Bond Portfolio...........................           2,467,070             1,459,404
     Small Company Growth Portfolio......................             603,658               344,129
     Growth Portfolio....................................             973,897                 4,814

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)


                                                                COST OF SHARES         PROCEEDS FROM
                                                                   ACQUIRED           SHARES REDEEMED
                                                           ------------------------   ---------------

Dreyfus Variable Investment Fund
     Appreciation Portfolio..............................        $  1,718,811          $    968,843
     Small Company Stock Portfolio.......................             563,036               310,511

Dreyfus Stock Index Fund.................................          18,525,211             7,361,932
Dreyfus Socially Responsible Growth Fund, Inc............             310,532               142,583

Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio...............................              18,913                 1,127
     Worldwide Bond Portfolio............................              95,267                61,603
     Worldwide Emerging Markets Portfolio................             229,065                83,673

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio.............................           1,428,972               446,681
     Prime Reserve Portfolio.............................             311,864               176,803
     International Stock Portfolio.......................           2,394,281               360,059
     Limited Term Portfolio..............................              32,560                 2,229
     New America Growth Portfolio........................             452,164               270,016
     Personal Strategic Balance Portfolio................           1,634,366               592,794

Fidelity Variable Insurance Products Funds
     VIP Growth Portfolio................................           2,965,894             1,915,097
     VIP II Contrafund Portfolio.........................           3,563,784             1,329,024
     VIP III Growth Opportunities Portfolio..............             142,164                18,566
     VIP II Asset Manager Portfolio......................           1,066,389               583,038
     VIP III Growth & Income Portfolio...................           8,498,460             4,233,400

The Universal Institutional Funds, Inc.
     Equity Growth Portfolio.............................           1,270,033               963,841
     Fixed Income Portfolio..............................           3,622,509                57,296
     Value Portfolio.....................................              55,410                37,745

Janus Aspen Series
     Aggressive Growth Portfolio.........................           3,822,082             1,662,403
     Flexible Income Portfolio...........................           6,220,825               247,805
     International Growth Portfolio......................           4,703,689               400,913
     Worldwide Growth Portfolio..........................           4,244,725             2,199,040
     Capital Appreciation Portfolio......................           1,138,070               263,130
     Strategic Value Portfolio...........................                 875                     0

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY America Variable Account L Corporate Sponsored Variable Universal Life at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with fund transfer agents, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               --------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                               --------------------------------------------------------
                                                  MONEY       INTERMEDIATE     LONG TERM     GOVERNMENT
                                                 MARKET        TERM BOND         BOND        SECURITIES
                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               -----------    ------------    -----------    ----------
                   ASSETS
Shares held in respective Funds..............   19,217,889        75,698        1,515,220       185,346
                                               ===========      ========      ===========    ==========
Investments at cost..........................  $19,217,889      $842,439      $20,821,825    $2,036,536
                                               ===========      ========      ===========    ==========
Investments in respective Funds at net asset
  value......................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               -----------      --------      -----------    ----------
Net assets...................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               ===========      ========      ===========    ==========
Net assets consist of:
  Contractholders' net payments..............  $18,810,060      $805,957      $19,859,060    $1,981,267
  Undistributed net investment income........      407,829        43,049        1,037,304        55,001
  Accumulated net realized gain (loss) on
     investments.............................            0        (6,567)         (74,539)          268
  Net unrealized depreciation of
     investments.............................            0       (23,385)      (2,154,313)      (14,412)
                                               -----------      --------      -----------    ----------
Net assets...................................  $19,217,889      $819,054      $18,667,512    $2,022,124
                                               ===========      ========      ===========    ==========
Number of units outstanding*.................    1,712,047        76,605        1,836,729       189,531
                                               -----------      --------      -----------    ----------
Net asset value per unit outstanding*........  $     11.23      $  10.69      $     10.16    $    10.67
                                               ===========      ========      ===========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -------------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                 -------------------------------------------------------------------------------------
                                              SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                   EQUITY         VALUE        MANAGED        GROWTH          BOND          GROWTH
                                 SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ----------   -------------   ----------   -------------   -----------   -------------
            ASSETS
Shares held in respective
  Funds........................      36,615       17,903          9,820        112,260       3,964,354       17,471
                                 ==========     ========       ========     ==========     ===========     ========
Investments at cost............  $1,393,582     $529,915       $400,754     $  780,614     $21,268,818     $137,403
                                 ==========     ========       ========     ==========     ===========     ========
Investments in respective Funds
  at net asset value...........  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ----------     --------       --------     ----------     -----------     --------
Net assets.....................  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ==========     ========       ========     ==========     ===========     ========
Net assets consist of:
  Contractholders' net
     payments..................  $1,268,810     $465,528       $272,200     $  732,561     $19,730,660     $137,404
  Undistributed net investment
     income....................     111,969       80,067        142,360         38,121       1,609,729            0
  Accumulated net realized gain
     (loss) on investments.....      12,803      (15,680)       (13,806)         9,932         (71,571)          (1)
  Net unrealized appreciation
     (depreciation) of
     investments...............      20,493       33,130        (44,283)       262,283      (1,209,189)      11,101
                                 ----------     --------       --------     ----------     -----------     --------
Net assets.....................  $1,414,075     $563,045       $356,471     $1,042,897     $20,059,629     $148,504
                                 ==========     ========       ========     ==========     ===========     ========
Number of units outstanding*...     102,764       36,787         28,967         70,342       1,769,481       13,697
                                 ----------     --------       --------     ----------     -----------     --------
Net asset value per unit
  outstanding*.................  $    13.76     $  15.31       $  12.31     $    14.83     $     11.34     $  10.84
                                 ==========     ========       ========     ==========     ===========     ========

---------------
 * Units outstanding have been rounded for presentation purposes.

** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       -------------------------------------------------------------------
                                                       DREYFUS VARIABLE INVESTMENT FUND
                                                       --------------------------------         DREYFUS          DREYFUS
                                                         CAPITAL          SMALL COMPANY          STOCK          SOCIALLY
                                                       APPRECIATION           STOCK              INDEX         RESPONSIBLE
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                       ------------       -------------       -----------      -----------
                     ASSETS
Shares held in respective Funds.................            44,112            47,339              797,914          2,048
                                                        ==========          ========          ===========        =======
Investments at cost.............................        $1,656,498          $701,730          $27,037,660        $69,387
                                                        ==========          ========          ===========        =======
Investments in respective Funds at net asset
  value.........................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ----------          --------          -----------        -------
Net assets......................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ==========          ========          ===========        =======
Net assets consist of:
  Contractholders' net payments.................        $1,534,210          $709,345          $26,154,098        $66,631
  Undistributed net investment income...........            20,235             1,046              472,194          2,674
  Accumulated net realized gain (loss) on
    investments.................................           102,053            (8,661)             411,368             82
  Net unrealized appreciation (depreciation) of
    investments.................................           102,258            88,354            3,642,134         10,622
                                                        ----------          --------          -----------        -------
Net assets......................................        $1,758,756          $790,084          $30,679,794        $80,009
                                                        ==========          ========          ===========        =======
Number of units outstanding*....................           118,872            78,184            1,903,421          6,671
                                                        ----------          --------          -----------        -------
Net asset value per unit outstanding*...........        $    14.80          $  10.11          $     16.12        $ 11.99
                                                        ==========          ========          ===========        =======

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                  ---------------------------------------------
                                                        VAN ECK WORLDWIDE INSURANCE TRUST
                                                  ---------------------------------------------
                                                     HARD         WORLDWIDE       WORLDWIDE
                                                    ASSETS           BOND      EMERGING MARKETS
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  ----------      ----------   ----------------
                     ASSETS
Shares held in respective Funds.................       312           4,892           4,943
                                                    ======         =======         =======
Investments at cost.............................    $3,236         $54,199         $51,198
                                                    ======         =======         =======
Investments in respective Funds at net asset
  value.........................................    $3,422         $52,300         $70,493
                                                    ------         -------         -------
Net assets......................................    $3,422         $52,300         $70,493
                                                    ======         =======         =======
Net assets consist of:
  Contractholders' net payments.................    $3,242         $53,038         $47,374
  Undistributed net investment income...........         3           1,150             197
  Accumulated net realized gain (loss) on
    investments.................................        (9)             11           3,627
  Net unrealized appreciation (depreciation) of
    investments.................................       186          (1,899)         19,295
                                                    ------         -------         -------
Net assets......................................    $3,422         $52,300         $70,493
                                                    ======         =======         =======
Number of units outstanding*....................       343           5,105           7,590
                                                    ------         -------         -------
Net asset value per unit outstanding*...........    $ 9.98         $ 10.24         $  9.29
                                                    ======         =======         =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ------------------------------------------------------------------------------
                                                                      T. ROWE PRICE
                                      ------------------------------------------------------------------------------
                                                                                                NEW        PERSONAL
                                        EQUITY       PRIME      INTERNATIONAL    LIMITED      AMERICA      STRATEGY
                                        INCOME      RESERVE         STOCK          TERM        GROWTH      BALANCE
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   -------------   ----------   ----------   ----------
               ASSETS
Shares held in respective Funds.....     38,157      101,603         7,254           200        13,313        6,335
                                       ========     ========      ========        ======      ========     ========
Investments at cost.................   $764,536     $101,603      $110,897        $  998      $337,210     $101,715
                                       ========     ========      ========        ======      ========     ========
Investments in respective Funds at
  net asset value...................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       --------     --------      --------        ------      --------     --------
Net assets..........................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       ========     ========      ========        ======      ========     ========
Net assets consist of:
  Contractholders' net payments.....   $722,276     $ 97,426      $107,061        $  955      $309,437     $ 81,016
  Undistributed net investment
     income.........................     39,134        4,177         2,296            45        20,704       15,470
  Accumulated net realized gain
     (loss) on investments..........      3,126            0         1,540            (2)        7,069        5,229
  Net unrealized appreciation
     (depreciation) of
     investments....................    (49,846)           0        27,225           (38)       11,323         (351)
                                       --------     --------      --------        ------      --------     --------
Net assets..........................   $714,690     $101,603      $138,122        $  960      $348,533     $101,364
                                       ========     ========      ========        ======      ========     ========
Number of units outstanding*........     67,719        9,723         9,827            95        27,453        8,978
                                       --------     --------      --------        ------      --------     --------
Net asset value per unit
  outstanding*......................   $  10.55     $  10.45      $  14.06        $10.06      $  12.70     $  11.29
                                       ========     ========      ========        ======      ========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                            -------------------------------------------------
                                                               FIDELITY VARIABLE
                                                                   INSURANCE
                                                                PRODUCTS FUNDS          JANUS ASPEN SERIES
                                                            -----------------------   -----------------------
                                                               VIP         VIP II     AGGRESSIVE    FLEXIBLE
                                                              GROWTH       CONTRA       GROWTH       INCOME
                                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                            ----------   ----------   ----------   ----------
                          ASSETS
Shares held in respective Funds...........................      3,450       1,334         4,235       1,130
                                                             ========     =======      ========     =======
Investments at cost.......................................   $180,799     $36,926      $228,303     $13,328
                                                             ========     =======      ========     =======
Investments in respective Funds at net asset value........   $189,528     $38,896      $252,782     $12,903
                                                             --------     -------      --------     -------
Net assets................................................   $189,528     $38,896      $252,782     $12,903
                                                             ========     =======      ========     =======
Net assets consist of:
  Contractholders' net payments...........................   $180,773     $36,926      $228,301     $12,891
  Undistributed net investment income.....................          0           0             0         437
  Accumulated net realized gain on investments............         26           0             2           0
  Net unrealized appreciation (depreciation) of
    investments...........................................      8,729       1,970        24,479        (425)
                                                             --------     -------      --------     -------
Net assets................................................   $189,528     $38,896      $252,782     $12,903
                                                             ========     =======      ========     =======
Number of units outstanding*..............................     16,127       3,667        22,352       1,289
                                                             --------     -------      --------     -------
Net asset value per unit outstanding*.....................   $  11.75     $ 10.61      $  11.31     $ 10.01
                                                             ========     =======      ========     =======

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                            --------------------------------------------------
                                                                                            MORGAN STANLEY
                                                                                              DEAN WITTER
                                                                JANUS ASPEN SERIES       UNIVERSAL FUNDS, INC.
                                                            --------------------------   ---------------------
                                                            INTERNATIONAL   WORLDWIDE           EQUITY
                                                               GROWTH         GROWTH            GROWTH
                                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                            -------------   ----------   ---------------------
                          ASSETS
Shares held in respective Funds...........................        100           2,465             6,436
                                                               ======        ========          ========
Investments at cost.......................................     $3,358        $110,722          $125,808
                                                               ======        ========          ========
Investments in respective Funds at net asset value........     $3,851        $117,722          $130,712
                                                               ------        --------          --------
Net assets................................................     $3,851        $117,722          $130,712
                                                               ======        ========          ========
Net assets consist of:
  Contractholders' net payments...........................     $3,358        $110,713          $121,569
  Undistributed net investment income.....................          0               0             4,239
  Accumulated net realized gain on investments............          0               9                 0
  Net unrealized appreciation (depreciation) of
    investments...........................................        493           7,000             4,904
                                                               ------        --------          --------
Net assets................................................     $3,851        $117,722          $130,712
                                                               ======        ========          ========
Number of units outstanding*..............................        317          10,224            12,171
                                                               ------        --------          --------
Net asset value per unit outstanding*.....................     $12.15        $  11.51          $  10.74
                                                               ======        ========          ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
Dividend and net investment income....................   $345,020      $ 35,406     $ 1,028,956    $ 36,509
                                                         --------      --------     -----------    --------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments....................          0        (6,511)        (74,609)       (267)
  Net change in unrealized appreciation (depreciation)
     of investments...................................          0       (28,840)     (2,165,463)    (27,741)
                                                         --------      --------     -----------    --------
Net realized and unrealized loss on investments.......          0       (35,351)     (2,240,072)    (28,008)
                                                         --------      --------     -----------    --------
Net increase (decrease) in net assets resulting from
  operations..........................................   $345,020      $     55     $(1,211,116)   $  8,501
                                                         ========      ========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -----------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 -----------------------------------------------------------------------------------------------
                                                SMALL COMPANY                  INTERNATIONAL    HIGH YIELD      SMALL COMPANY
                                    EQUITY          VALUE         MANAGED         GROWTH           BOND             GROWTH
                                  SUBACCOUNT    SUBACCOUNT**     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                 ------------   -------------   ------------   -------------   ------------   ------------------
                                 FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                    ENDED           ENDED          ENDED           ENDED          ENDED       DECEMBER 8, 1999*
                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,        THROUGH
                                     1999           1999            1999           1999            1999       DECEMBER 31, 1999
                                 ------------   -------------   ------------   -------------   ------------   ------------------
Dividend and net investment
  income.......................    $110,007       $ 35,776        $ 56,019       $ 23,845      $ 1,578,167         $     0
                                   --------       --------        --------       --------      -----------         -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................       6,521        (17,101)        (14,912)         9,678          (71,226)             (1)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............      20,255         57,257          29,662        259,460       (1,182,329)         11,101
                                   --------       --------        --------       --------      -----------         -------
Net realized and unrealized
  gain (loss) on investments...      26,776         40,156          14,750        269,138       (1,253,555)         11,100
                                   --------       --------        --------       --------      -----------         -------
Net increase in net assets
  resulting from operations....    $136,783       $ 75,932        $ 70,769       $292,983      $   324,612         $11,100
                                   ========       ========        ========       ========      ===========         =======

---------------
 * Commencement of operations.

** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         --------------------------------------------------------------------------
                                         DREYFUS VARIABLE INVESTMENT FUND
                                         ---------------------------------                           DREYFUS
                                                                                  DREYFUS            SOCIALLY
                                            CAPITAL         SMALL COMPANY          STOCK           RESPONSIBLE
                                         APPRECIATION           STOCK              INDEX            SUBACCOUNT
                                          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT    --------------------
                                         -------------      --------------      ------------      FOR THE PERIOD
                                         FOR THE YEAR        FOR THE YEAR       FOR THE YEAR   SEPTEMBER 30, 1999*
                                             ENDED              ENDED              ENDED             THROUGH
                                         DECEMBER 31,        DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                             1999                1999               1999               1999
                                         -------------      --------------      ------------   --------------------
Dividend and net investment
  income...........................        $ 16,245            $     0           $  432,056          $ 2,674
                                           --------            -------           ----------          -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................         100,007             (7,540)             386,134               82
  Net change in unrealized
    appreciation (depreciation) of
    investments....................          35,110             82,425            3,009,797           10,622
                                           --------            -------           ----------          -------
Net realized and unrealized gain
  (loss) on investments............         135,117             74,885            3,395,931           10,704
                                           --------            -------           ----------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................        $151,362            $74,885           $3,827,987          $13,378
                                           ========            =======           ==========          =======

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------
                                            VAN ECK WORLDWIDE INSURANCE TRUST
                                     -----------------------------------------------

                                         HARD         WORLDWIDE        WORLDWIDE
                                        ASSETS          BOND        EMERGING MARKETS
                                      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                     ------------   -------------   ----------------
                                     FOR THE YEAR   FOR THE YEAR      FOR THE YEAR
                                        ENDED           ENDED            ENDED
                                     DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
                                         1999           1999              1999
                                     ------------   -------------   ----------------
Dividend and net investment
  income...........................      $  3          $ 1,150          $     0
                                         ----          -------          -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments....................        (4)             (19)           8,133
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       211           (3,363)          24,877
                                         ----          -------          -------
Net realized and unrealized gain
  (loss) on investments............       207           (3,382)          33,010
                                         ----          -------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................      $210          $(2,232)         $33,010
                                         ====          =======          =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------------
                                                                            T. ROWE PRICE
                                    ---------------------------------------------------------------------------------------------
                                       EQUITY         PRIME       INTERNATIONAL   LIMITED TERM   NEW AMERICA    PERSONAL STRATEGY
                                       INCOME        RESERVE          STOCK           BOND          GROWTH           BALANCE
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                    ------------   ------------   -------------   ------------   ------------   -----------------
                                                     FOR THE                        FOR THE
                                                      PERIOD                         PERIOD
                                                   FEBRUARY 1,                    FEBRUARY 1,
                                    FOR THE YEAR      1999*       FOR THE YEAR       1999*       FOR THE YEAR     FOR THE YEAR
                                       ENDED         THROUGH          ENDED         THROUGH         ENDED             ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                        1999           1999           1999            1999           1999             1999
                                    ------------   ------------   -------------   ------------   ------------   -----------------
Dividend and net investment
  income..........................    $ 37,491        $4,177         $ 2,061          $ 45         $19,751           $15,098
                                      --------        ------         -------          ----         -------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................       3,114             0           1,541            (2)          7,059             5,226
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (48,742)            0          26,668           (38)          7,101              (278)
                                      --------        ------         -------          ----         -------           -------
Net realized and unrealized gain
  (loss)
  on investments..................     (45,628)            0          28,209           (40)         14,160             4,948
                                      --------        ------         -------          ----         -------           -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (8,137)       $4,177         $30,270          $  5         $33,911           $20,046
                                      ========        ======         =======          ====         =======           =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                 ---------------------------------------------------------

                                                 FIDELITY VARIABLE INSURANCE
                                                       PRODUCTS FUNDS              JANUS ASPEN SERIES
                                                 ---------------------------   ---------------------------
                                                     VIP           VIP II       AGGRESSIVE      FLEXIBLE
                                                    GROWTH         CONTRA         GROWTH         INCOME
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ------------   ------------   ------------   ------------
                                                   FOR THE        FOR THE        FOR THE        FOR THE
                                                    PERIOD         PERIOD         PERIOD         PERIOD
                                                 NOVEMBER 2,    DECEMBER 8,    DECEMBER 8,    DECEMBER 27,
                                                    1999*          1999*          1999*          1999*
                                                   THROUGH        THROUGH        THROUGH        THROUGH
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     1999           1999           1999           1999
                                                 ------------   ------------   ------------   ------------
Dividend and net investment income............      $    0         $    0        $     0         $ 437
                                                    ------         ------        -------         -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments............          26              0              2             0
  Net change in unrealized appreciation
    (depreciation) of investments.............       8,729          1,970         24,479          (425)
                                                    ------         ------        -------         -----
Net realized and unrealized gain (loss) on
  investments.................................       8,755          1,970         24,481          (425)
                                                    ------         ------        -------         -----
Net increase in net assets resulting from
  operations..................................      $8,755         $1,970        $24,481         $  12
                                                    ======         ======        =======         =====

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ----------------------------------------------------
                                                                                  MORGAN STANLEY
                                                                                    DEAN WITTER
                                                     JANUS ASPEN SERIES        UNIVERSAL FUNDS, INC.
                                                ----------------------------   ---------------------
                                                INTERNATIONAL    WORLDWIDE            EQUITY
                                                   GROWTH          GROWTH             GROWTH
                                                 SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                -------------   ------------   ---------------------
                                                   FOR THE        FOR THE             FOR THE
                                                   PERIOD          PERIOD             PERIOD
                                                 DECEMBER 2,    DECEMBER 2,         DECEMBER 8,
                                                    1999*          1999*               1999*
                                                   THROUGH        THROUGH             THROUGH
                                                DECEMBER 31,    DECEMBER 31,         DECEMBER
                                                    1999            1999             31, 1999
                                                -------------   ------------   ---------------------
Dividend and net investment income............      $  0           $    0             $4,239
                                                    ----           ------             ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments............         0                9                  0
  Net change in unrealized appreciation
    (depreciation) of investments.............       493            7,000              4,904
                                                    ----           ------             ------
Net realized and unrealized gain (loss) on
  investments.................................       493            7,009              4,904
                                                    ----           ------             ------
Net increase in net assets resulting from
  operations..................................      $493           $7,009             $9,143
                                                    ====           ======             ======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                                                           INTERMEDIATE               LONG TERM
                                          MONEY MARKET                       TERM BOND                   BOND
                                           SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   ---------------------------   ---------------------------------   ------------
                                     FOR THE        FOR THE        FOR THE        FOR THE PERIOD       FOR THE
                                    YEAR ENDED     YEAR ENDED     YEAR ENDED    JANUARY 23, 1998**    YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,        THROUGH         DECEMBER 31,
                                       1999           1998           1999       DECEMBER 31, 1998        1999
                                   ------------   ------------   ------------   ------------------   ------------
From operations:
 Net investment income...........  $   345,020    $    49,821     $  35,406          $  7,643        $ 1,028,956
 Net realized gain (loss) on
   investments...................            0              0        (6,511)              (56)           (74,609)
 Net change in unrealized
   appreciation (depreciation) of
   investments...................            0              0       (28,840)            5,455         (2,165,463)
                                   ------------   -----------     ---------          --------        -----------
Net increase (decrease) in net
 assets resulting from
 operations......................      345,020         49,821            55            13,042         (1,211,116)
                                   ------------   -----------     ---------          --------        -----------
From unit transactions:
 Net proceeds from the issuance
   of units......................   77,560,082      6,078,380       696,328           296,772         20,478,061
 Net asset value of units
   redeemed or used to meet
   contract obligations..........  (61,373,092)    (4,286,177)     (181,862)           (5,281)          (936,588)
                                   ------------   -----------     ---------          --------        -----------
Net increase from unit
 transactions....................   16,186,990      1,792,203       514,466           291,491         19,541,473
                                   ------------   -----------     ---------          --------        -----------
Net increase in net assets.......   16,532,010      1,842,024       514,521           304,533         18,330,357
Net assets beginning of period...    2,685,879        843,855       304,533                 0            337,155
                                   ------------   -----------     ---------          --------        -----------
Net assets end of period*........  $19,217,889    $ 2,685,879     $ 819,054          $304,533        $18,667,512
                                   ============   ===========     =========          ========        ===========
Unit transactions:
Units outstanding beginning of
 period..........................      251,238         83,085        28,549                 0             30,651
Units issued during the period...    8,571,435        494,235        65,528            29,060          1,909,822
Units redeemed during the
 period..........................   (7,110,626)      (326,082)      (17,472)             (511)          (103,744)
                                   ------------   -----------     ---------          --------        -----------
Units outstanding end of
 period..........................    1,712,047        251,238        76,605            28,549          1,836,729
                                   ============   ===========     =========          ========        ===========
---------------
 * Includes undistributed net
   investment income of:           $   407,829    $    62,809     $  43,049          $  7,643        $ 1,037,304
                                   ============   ===========     =========          ========        ===========

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   ------------------------------------------------------
                                       LONG TERM                   GOVERNMENT
                                          BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT
                                   ------------------   ---------------------------------
                                     FOR THE PERIOD       FOR THE        FOR THE PERIOD
                                   JANUARY 23, 1998**    YEAR ENDED    FEBRUARY 9, 1998**
                                        THROUGH         DECEMBER 31,        THROUGH
                                   DECEMBER 31, 1998        1999       DECEMBER 31, 1998
                                   ------------------   ------------   ------------------
From operations:
 Net investment income...........       $  8,348         $   36,509         $ 18,492
 Net realized gain (loss) on
   investments...................             70               (267)             535
 Net change in unrealized
   appreciation (depreciation) of
   investments...................         11,150            (27,741)          13,329
                                        --------         ----------         --------
Net increase (decrease) in net
 assets resulting from
 operations......................         19,568              8,501           32,356
                                        --------         ----------         --------
From unit transactions:
 Net proceeds from the issuance
   of units......................        323,690          1,186,866          886,032
 Net asset value of units
   redeemed or used to meet
   contract obligations..........         (6,103)           (49,795)         (41,836)
                                        --------         ----------         --------
Net increase from unit
 transactions....................        317,587          1,137,071          844,196
                                        --------         ----------         --------
Net increase in net assets.......        337,155          1,145,572          876,552
Net assets beginning of period...              0            876,552                0
                                        --------         ----------         --------
Net assets end of period*........       $337,155         $2,022,124         $876,552
                                        ========         ==========         ========
Unit transactions:
Units outstanding beginning of
 period..........................              0             82,700                0
Units issued during the period...         31,230            119,022           86,711
Units redeemed during the
 period..........................           (579)           (12,191)          (4,011)
                                        --------         ----------         --------
Units outstanding end of
 period..........................         30,651            189,531           82,700
                                        ========         ==========         ========
---------------
 * Includes undistributed net
   investment income of:                $  8,348         $   55,001         $ 18,492
                                        ========         ==========         ========

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
                                           EQUITY                         VALUE                        MANAGED
                                         SUBACCOUNT                   SUBACCOUNT***                  SUBACCOUNT
                                 ---------------------------   ---------------------------   ---------------------------
                                   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     1999           1998           1999           1998           1999           1998
                                 ------------   ------------   ------------   ------------   ------------   ------------
From operations:
 Net investment income.........   $  110,007      $  1,531      $  35,776       $ 26,454      $  56,019       $ 67,233
 Net realized gain (loss) on
   investments.................        6,521         6,241        (17,101)         1,253        (14,912)           966
 Net change in unrealized
   appreciation (depreciation)
   of investments..............       20,255           (12)        57,257        (13,120)        29,662        (57,275)
                                  ----------      --------      ---------       --------      ---------       --------
Net increase in net assets
 resulting from operations.....      136,783         7,760         75,932         14,587         70,769         10,924
                                  ----------      --------      ---------       --------      ---------       --------
From unit transactions:
 Net proceeds from the issuance
   of units....................    1,307,396        59,447        469,522        230,882        294,982        442,750
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (64,000)      (46,311)      (413,361)       (24,242)      (861,595)       (22,989)
                                  ----------      --------      ---------       --------      ---------       --------
Net increase (decrease) from
 unit transactions.............    1,243,396        13,136         56,161        206,640       (566,613)       419,761
                                  ----------      --------      ---------       --------      ---------       --------
Net increase (decrease) in net
 assets........................    1,380,179        20,896        132,093        221,227       (495,844)       430,685
Net assets beginning of
 period........................       33,896        13,000        430,952        209,725        852,315        421,630
                                  ----------      --------      ---------       --------      ---------       --------
Net assets end of period*......   $1,414,075      $ 33,896      $ 563,045       $430,952      $ 356,471       $852,315
                                  ==========      ========      =========       ========      =========       ========
Unit transactions:
Units outstanding beginning of
 period........................        2,848         1,232         34,921         18,628         75,641         40,391
Units issued during the
 period........................      109,654         5,434         37,233         18,280         25,257         37,287
Units redeemed during the
 period........................       (9,738)       (3,818)       (35,367)        (1,987)       (71,931)        (2,037)
                                  ----------      --------      ---------       --------      ---------       --------
Units outstanding end of
 period........................      102,764         2,848         36,787         34,921         28,967         75,641
                                  ==========      ========      =========       ========      =========       ========
---------------
 * Includes undistributed net
   investment income of:          $  111,969      $  1,962      $  80,067       $ 44,291      $ 142,360       $ 86,341
                                  ==========      ========      =========       ========      =========       ========
 ** Commencement of operations.
*** Formerly Small Cap Subaccount.

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 -------------------------------------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                 -------------------------------------------------------------------------------
                                        INTERNATIONAL                  HIGH YIELD               SMALL COMPANY
                                           GROWTH                         BOND                     GROWTH
                                         SUBACCOUNT                    SUBACCOUNT                SUBACCOUNT
                                 ---------------------------   ---------------------------   -------------------
                                   FOR THE        FOR THE        FOR THE        FOR THE        FOR THE PERIOD
                                  YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DECEMBER 8, 1999**
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                     1999           1998           1999           1998        DECEMBER 31, 1999
                                 ------------   ------------   ------------   ------------   -------------------
From operations:
 Net investment income.........   $   23,845      $ 11,028     $ 1,578,167      $ 29,756          $      0
 Net realized gain (loss) on
   investments.................        9,678           314         (71,226)         (362)               (1)
 Net change in unrealized
   appreciation (depreciation)
   of investments..............      259,460         5,752      (1,182,329)      (26,236)           11,101
                                  ----------      --------     -----------      --------          --------
Net increase in net assets
 resulting from operations.....      292,983        17,094         324,612         3,158            11,100
                                  ----------      --------     -----------      --------          --------
From unit transactions:
 Net proceeds from the issuance
   of units....................      550,539       120,360      20,539,013       232,444           137,592
 Net asset value of units
   redeemed or used to meet
   contract obligations........      (29,145)      (18,780)     (1,183,708)      (12,715)             (188)
                                  ----------      --------     -----------      --------          --------
Net increase (decrease) from
 unit transactions.............      521,394       101,580      19,355,305       219,729           137,404
                                  ----------      --------     -----------      --------          --------
Net increase (decrease) in net
 assets........................      814,377       118,674      19,679,917       222,887           148,504
Net assets beginning of
 period........................      228,520       109,846         379,712       156,825                 0
                                  ----------      --------     -----------      --------          --------
Net assets end of period*......   $1,042,897      $228,520     $20,059,629      $379,712          $148,504
                                  ==========      ========     ===========      ========          ========
Unit transactions:
Units outstanding beginning of
 period........................       21,906        12,091          34,788        14,882                 0
Units issued during the
 period........................       52,464        11,665       1,854,079        21,095            13,716
Units redeemed during the
 period........................       (4,028)       (1,850)       (119,386)       (1,189)              (19)
                                  ----------      --------     -----------      --------          --------
Units outstanding end of
 period........................       70,342        21,906       1,769,481        34,788            13,697
                                  ==========      ========     ===========      ========          ========
---------------
 * Includes undistributed net
   investment income of:          $   38,121      $ 14,276     $ 1,609,729      $ 31,562          $      0
                                  ==========      ========     ===========      ========          ========
 ** Commencement of operations.
*** Formerly Small Cap Subaccou

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ----------------------------------------------------------------
                                                     DREYFUS VARIABLE INVESTMENT FUND
                                     ----------------------------------------------------------------
                                        CAPITAL APPRECIATION              SMALL COMPANY STOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------   ----------------------------------
                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     FOR THE PERIOD
                                        ENDED          ENDED          ENDED       FEBRUARY 13, 1998**
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,         THROUGH
                                         1999           1998           1999        DECEMBER 31, 1998
                                     ------------   ------------   ------------   -------------------
From operations:
  Net investment income............   $   16,245      $  2,695      $       0          $  1,046
  Net realized gain (loss) on
    investments....................      100,007         2,055         (7,540)           (1,121)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       35,110        68,575         82,425             5,929
                                      ----------      --------      ---------          --------
Net increase (decrease) in net
  assets resulting from
  operations.......................      151,362        73,325         74,885             5,854
                                      ----------      --------      ---------          --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,490,345       265,531        526,467           296,497
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (363,376)      (14,387)      (106,947)           (6,672)
                                      ----------      --------      ---------          --------
Net increase from unit
  transactions.....................    1,126,969       251,144        419,520           289,825
                                      ----------      --------      ---------          --------
Net increase in net assets.........    1,278,331       324,469        494,405           295,679
Net assets beginning of period.....      480,425       155,956        295,679                 0
                                      ----------      --------      ---------          --------
Net assets end of period*..........   $1,758,756      $480,425      $ 790,084          $295,679
                                      ==========      ========      =========          ========
Unit transactions:
Units outstanding beginning of
  period...........................       36,191        15,519         32,362                 0
Units issued during the period.....      116,773        22,391         58,620            33,108
Units redeemed during the period...      (34,092)       (1,719)       (12,798)             (746)
                                      ----------      --------      ---------          --------
Units outstanding end of period....      118,872        36,191         78,184            32,362
                                      ==========      ========      =========          ========

---------------
 * Includes undistributed net
   investment income of:              $   20,235      $  3,990      $   1,046          $  1,046
                                      ==========      ========      =========          ========
** Commencement of operations

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------

                                               DREYFUS                   DREYFUS
                                             STOCK INDEX           SOCIALLY RESPONSIBLE
                                             SUBACCOUNT                 SUBACCOUNT
                                     ---------------------------   --------------------
                                     FOR THE YEAR   FOR THE YEAR      FOR THE PERIOD
                                        ENDED          ENDED       SEPTEMBER 30, 1999**
                                     DECEMBER 31,   DECEMBER 31,         THROUGH
                                         1999           1998        DECEMBER 31, 1999
                                     ------------   ------------   --------------------
From operations:
  Net investment income............  $   432,056     $   39,642          $ 2,674
  Net realized gain (loss) on
    investments....................      386,134         25,220               82
  Net change in unrealized
    appreciation (depreciation) of
    investments....................    3,009,797        632,283           10,622
                                     -----------     ----------          -------
Net increase (decrease) in net
  assets resulting from
  operations.......................    3,827,987        697,145           13,378
                                     -----------     ----------          -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   23,789,517      3,380,123           67,417
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (840,260)      (187,687)            (786)
                                     -----------     ----------          -------
Net increase from unit
  transactions.....................   22,949,257      3,192,436           66,631
                                     -----------     ----------          -------
Net increase in net assets.........   26,777,244      3,889,581           80,009
Net assets beginning of period.....    3,902,550         12,969                0
                                     -----------     ----------          -------
Net assets end of period*..........  $30,679,794     $3,902,550          $80,009
                                     ===========     ==========          =======
Unit transactions:
Units outstanding beginning of
  period...........................      291,990          1,244                0
Units issued during the period.....    1,696,879        306,624            6,742
Units redeemed during the period...      (85,448)       (15,878)             (71)
                                     -----------     ----------          -------
Units outstanding end of period....    1,903,421        291,990            6,671
                                     ===========     ==========          =======
---------------
 * Includes undistributed net
   investment income of:             $   472,194     $   40,138          $ 2,674
                                     ===========     ==========          =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ---------------------------------------------------------------------------------------------------
                                                               VAN ECK WORLDWIDE INSURANCE TRUST
                              ---------------------------------------------------------------------------------------------------
                                        HARD ASSETS                        WORLDWIDE BOND             WORLDWIDE EMERGING MARKETS
                                         SUBACCOUNT                          SUBACCOUNT                       SUBACCOUNT
                              --------------------------------   ----------------------------------   ---------------------------
                              FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR   FOR THE YEAR
                                 ENDED        JUNE 15, 1998**       ENDED       FEBRUARY 13, 1998**      ENDED          ENDED
                              DECEMBER 31,        THROUGH        DECEMBER 31,         THROUGH         DECEMBER 31,   DECEMBER 31,
                                  1999       DECEMBER 31, 1998       1999        DECEMBER 31, 1998        1999           1998
                              ------------   -----------------   ------------   -------------------   ------------   ------------
From operations:
  Net investment income.....     $    3            $  0            $ 1,150            $     0           $      0       $   197
  Net realized gain (loss)
    on investments..........         (4)             (5)               (19)                30              8,133        (4,445)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............        211             (25)            (3,363)             1,464             24,877        (1,662)
                                 ------            ----            -------            -------           --------       -------
Net increase (decrease) in
  net assets resulting from
  operations................        210             (30)            (2,232)             1,494             33,010        (5,910)
                                 ------            ----            -------            -------           --------       -------
From unit transactions:
  Net proceeds from the
    issuance of units.......      3,174             249             35,112             19,806             29,369        22,510
  Net asset value of units
    redeemed or used to meet
    contract obligations....       (173)             (8)            (1,399)              (481)           (17,369)       (3,996)
                                 ------            ----            -------            -------           --------       -------
Net increase from unit
  transactions..............      3,001             241             33,713             19,325             12,000        18,514
                                 ------            ----            -------            -------           --------       -------
Net increase in net
  assets....................      3,211             211             31,481             20,819             45,010        12,604
Net assets beginning of
  period....................        211               0             20,819                                25,483        12,879
                                 ------            ----            -------            -------           --------       -------
Net assets end of period*...     $3,422            $211            $52,300            $20,819           $ 70,493       $25,483
                                 ======            ====            =======            =======           ========       =======
Unit transactions:
Units outstanding beginning
  of period.................         26               0              1,873                  0              5,495         1,829
Units issued during the
  period....................        335              27              3,398              1,919              4,827         4,961
Units redeemed during the
  period....................        (18)             (1)              (166)               (46)            (2,732)       (1,295)
                                 ------            ----            -------            -------           --------       -------
Units outstanding end of
  period....................        343              26              5,105              1,873              7,590         5,495
                                 ======            ====            =======            =======           ========       =======

---------------
 * Includes undistributed
   net investment income of:     $    3            $  0            $ 1,150            $     0           $    197       $   197
                                 ======            ====            =======            =======           ========       =======
** Commencement of
   operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              -----------------------------------------------------------------------------------------------
                                                                       T. ROWE PRICE
                              -----------------------------------------------------------------------------------------------
                                      EQUITY INCOME           PRIME RESERVE         INTERNATIONAL STOCK         LIMITED TERM
                                       SUBACCOUNT               SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                              -----------------------------   --------------   -----------------------------   --------------
                                             FOR THE PERIOD   FOR THE PERIOD                  FOR THE PERIOD   FOR THE PERIOD
                                FOR THE       NOVEMBER 19,     FEBRUARY 1,       FOR THE       NOVEMBER 19,     FEBRUARY 1,
                               YEAR ENDED    1998** THROUGH   1999** THROUGH    YEAR ENDED    1998** THROUGH   1999** THROUGH
                              DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                  1999            1998             1999            1999            1998             1999
                              ------------   --------------   --------------   ------------   --------------   --------------
From operations:
  Net investment income.....    $ 37,491        $ 1,643          $  4,177        $  2,061        $   235           $   45
  Net realized gain (loss)
    on investments..........       3,114             12                 0           1,541             (1)              (2)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............     (48,742)        (1,104)                0          26,668            557              (38)
                                --------        -------          --------        --------        -------           ------
Net increase in net assets
  resulting from
  operations................      (8,137)           551             4,177          30,270            791                5
                                --------        -------          --------        --------        -------           ------
From unit transactions:
  Net proceeds from the
    issuance of units.......     745,478         49,656           103,722         105,728         14,497            1,021
  Net asset value of units
    redeemed or used to meet
    contract obligations....     (72,035)          (823)           (6,296)        (12,925)          (239)             (66)
                                --------        -------          --------        --------        -------           ------
Net increase from unit
  transactions..............     673,443         48,833            97,426          92,803         14,258              955
                                --------        -------          --------        --------        -------           ------
Net increase in net
  assets....................     665,306         49,384           101,603         123,073         15,049              960
Net assets beginning of
  period....................      49,384              0                 0          15,049              0                0
                                --------        -------          --------        --------        -------           ------
Net assets end of period*...    $714,690        $49,384          $101,603        $138,122        $15,049           $  960
                                ========        =======          ========        ========        =======           ======
Unit transactions:
Units outstanding beginning
  of period.................       4,853              0                 0           1,427              0                0
Units issued during the
  period....................      69,677          4,934            10,380           9,599          1,451              104
Units redeemed during the
  period....................      (6,811)           (81)             (657)         (1,199)           (24)              (9)
                                --------        -------          --------        --------        -------           ------
Units outstanding end of
  period....................      67,719          4,853             9,723           9,827          1,427               95
                                ========        =======          ========        ========        =======           ======
---------------
 * Includes undistributed
   net investment income of:    $ 39,134        $ 1,643          $  4,177        $  2,296        $   235           $   45
                                ========        =======          ========        ========        =======           ======
** Commencement of operations.

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              -------------------------------------------------------------
                                                      T. ROWE PRICE
                              -------------------------------------------------------------
                                   NEW AMERICA GROWTH           PERSONAL STRATEGY BALANCE
                                       SUBACCOUNT                      SUBACCOUNT
                              -----------------------------   -----------------------------
                                             FOR THE PERIOD                  FOR THE PERIOD
                                FOR THE       NOVEMBER 19,      FOR THE       NOVEMBER 19,
                               YEAR ENDED    1998** THROUGH    YEAR ENDED    1998** THROUGH
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  1999            1998            1999            1998
                              ------------   --------------   ------------   --------------
From operations:
  Net investment income.....   $  19,751        $   953        $  15,098         $  372
  Net realized gain (loss)
    on investments..........       7,059             10            5,226              3
  Net change in unrealized
    appreciation
    (depreciation) of
    investments.............       7,101          4,222             (278)           (73)
                               ---------        -------        ---------         ------
Net increase in net assets
  resulting from
  operations................      33,911          5,185           20,046            302
                               ---------        -------        ---------         ------
From unit transactions:
  Net proceeds from the
    issuance of units.......     367,884         43,761          324,297          8,762
  Net asset value of units
    redeemed or used to meet
    contract obligations....    (101,482)          (726)        (251,898)          (145)
                               ---------        -------        ---------         ------
Net increase from unit
  transactions..............     266,402         43,035           72,399          8,617
                               ---------        -------        ---------         ------
Net increase in net
  assets....................     300,313         48,220           92,445          8,919
Net assets beginning of
  period....................      48,220              0            8,919              0
                               ---------        -------        ---------         ------
Net assets end of period*...   $ 348,533        $48,220        $ 101,364         $8,919
                               =========        =======        =========         ======
Unit transactions:
Units outstanding beginning
  of period.................       4,282              0              856              0
Units issued during the
  period....................      31,991          4,354           31,131            870
Units redeemed during the
  period....................      (8,820)           (72)         (23,009)           (14)
                               ---------        -------        ---------         ------
Units outstanding end of
  period....................      27,453          4,282            8,978            856
                               =========        =======        =========         ======
---------------
 * Includes undistributed
   net investment income of:   $  20,704        $   953        $  15,470         $  372
                               =========        =======        =========         ======
** Commencement of operation

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------

                                       FIDELITY VARIABLE INSURANCE
                                             PRODUCTS FUNDS                  JANUS ASPEN SERIES
                                     -------------------------------   -------------------------------
                                          VIP             VIP II         AGGRESSIVE        FLEXIBLE
                                         GROWTH           CONTRA           GROWTH           INCOME
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                      NOVEMBER 2,      DECEMBER 8,      DECEMBER 8,      DECEMBER 27,
                                         1999**           1999**           1999**           1999**
                                        THROUGH          THROUGH          THROUGH          THROUGH
                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          1999             1999             1999             1999
                                     --------------   --------------   --------------   --------------
From operations:
  Net investment income............     $      0         $     0          $      0         $   437
  Net realized gain on
    investments....................           26               0                 2               0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................        8,729           1,970            24,479            (425)
                                        --------         -------          --------         -------
Net increase in net assets
  resulting from operations........        8,755           1,970            24,481              12
                                        --------         -------          --------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      180,982          36,973           228,583          12,891
  Net asset value of units redeemed
    or used to meet contract
    obligations....................         (209)            (47)             (282)              0
                                        --------         -------          --------         -------
Net increase from unit
  transactions.....................      180,773          36,926           228,301          12,891
                                        --------         -------          --------         -------
Net increase in net assets.........      189,528          38,896           252,782          12,903
Net assets beginning of period.....            0               0                 0               0
                                        --------         -------          --------         -------
Net assets end of period*..........     $189,528         $38,896          $252,782         $12,903
                                        ========         =======          ========         =======
Unit transactions:
Units outstanding beginning of
  period...........................            0               0                 0               0
Units issued during the period.....       16,147           3,672            22,380           1,289
Units redeemed during the period...          (20)             (5)              (28)              0
                                        --------         -------          --------         -------
Units outstanding end of period....       16,127           3,667            22,352           1,289
                                        ========         =======          ========         =======

---------------
 * Includes undistributed net
   investment income of:                $      0         $     0          $      0         $   437
                                        ========         =======          ========         =======
** Commencement of operations.

                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ------------------------------------------------
                                                                           MORGAN
                                                                          STANLEY
                                                                        DEAN WITTER
                                                                         UNIVERSAL
                                           JANUS ASPEN SERIES           FUNDS, INC.
                                     -------------------------------   --------------
                                     INTERNATIONAL      WORLDWIDE          EQUITY
                                         GROWTH           GROWTH           GROWTH
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                      DECEMBER 2,      DECEMBER 2,      DECEMBER 8,
                                         1999**           1999**           1999**
                                        THROUGH          THROUGH          THROUGH
                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          1999             1999             1999
                                     --------------   --------------   --------------
From operations:
  Net investment income............      $    0          $      0         $  4,239
  Net realized gain on
    investments....................           0                 9                0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................         493             7,000            4,904
                                         ------          --------         --------
Net increase in net assets
  resulting from operations........         493             7,009            9,143
                                         ------          --------         --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................       3,366           110,815          121,757
  Net asset value of units redeemed
    or used to meet contract
    obligations....................          (8)             (102)            (188)
                                         ------          --------         --------
Net increase from unit
  transactions.....................       3,358           110,713          121,569
                                         ------          --------         --------
Net increase in net assets.........       3,851           117,722          130,712
Net assets beginning of period.....           0                 0                0
                                         ------          --------         --------
Net assets end of period*..........      $3,851          $117,722         $130,712
                                         ======          ========         ========
Unit transactions:
Units outstanding beginning of
  period...........................           0                 0                0
Units issued during the period.....         318            10,234           12,190
Units redeemed during the period...          (1)              (10)             (19)
                                         ------          --------         --------
Units outstanding end of period....         317            10,224           12,171
                                         ======          ========         ========
---------------
 * Includes undistributed net
   investment income of:                 $    0          $      0         $  4,239
                                         ======          ========         ========
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and Morgan Stanley Dean Witter Universal Funds, Inc. (collectively the "Funds"). Thirty of the thirty seven subaccounts of the CSVUL commenced operations during 1997 through 1999. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended December 31, 1999 aggregated $3,221,288.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed, during the period ended December 31, 1999 were as follows:

CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS

                                                COST OF SHARES ACQUIRED    PROCEEDS FROM SHARES REDEEMED
                                                -----------------------    -----------------------------
MONY Series Fund, Inc.
  Money Market Portfolio......................        $93,676,385                   $77,489,395
  Intermediate Term Bond Portfolio............            700,614                       186,148
  Long Term Bond Portfolio....................         20,635,732                     1,094,260
  Government Securities Portfolio.............          1,319,287                       182,216

Enterprise Accumulation Trust
  Equity Portfolio............................          1,396,105                       152,708
  Small Company Value Portfolio...............            542,806                       486,645
  Managed Portfolio...........................            408,540                       975,154
  International Growth Portfolio..............            600,748                        79,354
  High Yield Bond Portfolio...................         20,738,838                     1,383,533
  Small Company Growth Portfolio..............            137,705                           301

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio..............          1,608,231                       481,262
  Small Company Stock Portfolio...............            544,556                       125,036

Dreyfus Stock Index Fund......................         24,525,959                     1,576,702

Dreyfus Socially Responsible Growth Fund,
  Inc.........................................             67,417                           786

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)


                                                COST OF SHARES ACQUIRED    PROCEEDS FROM SHARES REDEEMED
                                                -----------------------    -----------------------------

Van Eck Worldwide Insurance Trust
  Hard Assets Portfolio.......................        $     3,177                   $       176
  Worldwide Bond Portfolio....................             35,449                         1,736
  Worldwide Emerging Markets Portfolio........             63,967                        51,967

T. Rowe Price
  Equity Income Portfolio.....................            749,418                        75,975
  Prime Reserve Portfolio.....................            104,274                         6,848
  International Stock Portfolio...............            107,487                        14,684
  Limited Term Portfolio......................              1,044                            89
  New America Growth Portfolio................            370,653                       104,251
  Personal Strategy Balance Portfolio.........            327,430                       255,031

Fidelity Variable Insurance Product Funds
  VIP Growth Portfolio........................            181,078                           305
  VIP II Contrafund Portfolio.................             37,002                            76

Janus Aspen Series
  Aggressive Growth Portfolio.................            228,757                           456
  Flexible Income Portfolio...................             12,891                             0
  International Growth Portfolio..............              3,366                             8
  Worldwide Growth Portfolio..................            110,881                           168

Morgan Stanley Dean Witter Universal Funds,
  Inc.
  Equity Growth Portfolio.....................            121,871                           302

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the Contractholders of
MONY America Variable Account L -- Corporate Sponsored Variable Universal Life:

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L (comprising, respectively, Corporate Sponsored Variable Universal Life's Money Market, Intermediate Term Bond, Long Term Bond, Government Securities, Equity, Small Cap, Managed, International Growth, High Yield Bond, Capital Appreciation, Small Company Stock, Stock Index, Hard Assets, Worldwide Bond, Worldwide Emerging Markets, Equity Income, International Stock, New America Growth, and Personal Strategy Balance Subaccounts) at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                   ------------------------------------------------------
                                                     MONEY       INTERMEDIATE    LONG TERM     GOVERNMENT
                                                     MARKET       TERM BOND         BOND       SECURITIES
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ------------    ----------    ----------
                     ASSETS
Investments at cost (Note 4).....................  $2,685,879      $299,078       $326,005      $863,223
                                                   ==========      ========       ========      ========
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)...........................  $2,685,879      $304,533       $337,155      $876,552
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Net assets consist of:
     Contractholders' net payments...............  $2,795,950      $296,720       $323,607      $862,480
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................    (172,880)       (5,229)        (6,020)      (18,284)
     Undistributed net investment income.........      62,809         7,643          8,348        18,492
     Accumulated net realized gain (loss) on
       investments...............................           0           (56)            70           535
     Unrealized appreciation of investments......           0         5,455         11,150        13,329
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Number of units outstanding*.....................     251,238        28,549         30,651        82,700
                                                   ----------      --------       --------      --------
Net asset value per unit outstanding*............  $    10.69      $  10.67       $  11.00      $  10.60
                                                   ==========      ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
                ASSETS
Investments at cost (Note 4)..........   $33,658       $455,079      $926,260       $225,697        $406,572
                                         =======       ========      ========       ========        ========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)...   $33,896       $430,952      $852,315       $228,520        $379,712
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Net assets consist of:
     Contractholders' net payments....   $29,773       $421,241      $863,191       $218,324        $385,960
     Cost of insurance and mortality &
       expense risk withdrawals
       (Note 3).......................    (4,359)       (11,874)      (24,378)        (7,157)        (10,605)
     Undistributed net investment
       income.........................     1,962         44,291        86,341         14,276          31,562
     Accumulated net realized gain
       (loss) on investments..........     6,282          1,421         1,106            254            (345)
     Unrealized appreciation
       (depreciation) of
       investments....................       238        (24,127)      (73,945)         2,823         (26,860)
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Number of units outstanding*..........     2,848         34,921        75,641         21,906          34,788
                                         -------       --------      --------       --------        --------
Net asset value per unit
  outstanding*........................   $ 11.90       $  12.34      $  11.27       $  10.43        $  10.91
                                         =======       ========      ========       ========        ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------------------
                                                    DREYFUS                    VAN ECK WORLDWIDE INSURANCE TRUST
                                     --------------------------------------   ------------------------------------
                                                      SMALL                                             WORLDWIDE
                                       CAPITAL       COMPANY       STOCK         HARD      WORLDWIDE     EMERGING
                                     APPRECIATION     STOCK        INDEX        ASSETS        BOND       MARKETS
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4).......    $413,277      $289,750    $3,270,213     $ 236       $19,355      $31,065
                                       ========      ========    ==========     =====       =======      =======
Investments in Dreyfus at net asset
  value (Note 2)...................    $480,425      $295,679    $3,902,550     $   0       $     0      $     0
Investments in Van Eck Worldwide
  Insurance Trust at net asset
  value (Note 2)...................           0             0             0       211        20,819       25,483
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Net assets consist of:
     Contractholders' net
       payments....................    $418,884      $300,532    $3,278,262     $ 249       $19,734      $37,221
     Cost of insurance and
       mortality & expense risk
       withdrawals (Note 3)........     (11,643)      (10,707)      (73,421)       (8)         (409)      (1,847)
     Undistributed net investment
       income......................       3,990         1,046        40,138         0             0          197
     Accumulated net realized gain
       (loss) on investments.......       2,046        (1,121)       25,234        (5)           30       (4,506)
     Unrealized appreciation
       (depreciation) of
       investments.................      67,148         5,929       632,337       (25)        1,464       (5,582)
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Number of units outstanding*.......      36,191        32,362       291,990        26         1,873        5,495
                                       --------      --------    ----------     -----       -------      -------
Net asset value per unit
  outstanding*.....................    $  13.27      $   9.14    $    13.37     $8.25       $ 11.11      $  4.64
                                       ========      ========    ==========     =====       =======      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   --------------------------------------------------------
                                                                        T. ROWE PRICE
                                                   --------------------------------------------------------
                                                                                                  PERSONAL
                                                     EQUITY      INTERNATIONAL    NEW AMERICA     STRATEGY
                                                     INCOME          STOCK          GROWTH        BALANCE
                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   ----------    -------------    -----------    ----------
                     ASSETS
Investments at cost (Note 4).....................   $50,488         $14,492         $43,998        $8,992
                                                    =======         =======         =======        ======
Investments in T. Rowe Price at net asset value
  (Note 2).......................................   $49,384         $15,049         $48,220        $8,919
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Net assets consist of:
     Contractholders' net payments...............   $49,520         $14,458         $43,641        $8,738
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................      (687)           (200)           (606)         (121)
     Undistributed net investment income.........     1,643             235             953           372
     Accumulated net realized gain (loss) on
       investments...............................        12              (1)             10             3
     Unrealized appreciation (depreciation) of
       investments...............................    (1,104)            557           4,222           (73)
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Number of units outstanding*.....................     4,853           1,427           4,282           856
                                                    -------         -------         -------        ------
Net asset value per unit outstanding*............   $ 10.18         $ 10.54         $ 11.26        $10.41
                                                    =======         =======         =======        ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                         ------------------------------------------------------------------------
                                            MONEY         INTERMEDIATE          LONG TERM          GOVERNMENT
                                            MARKET          TERM BOND             BOND             SECURITIES
                                          SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                         ------------   -----------------   -----------------   -----------------
                                         FOR THE YEAR    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                            ENDED       JANUARY 23, 1998*   JANUARY 23, 1998*   FEBRUARY 9, 1998*
                                         DECEMBER 31,        THROUGH             THROUGH             THROUGH
                                             1998       DECEMBER 31, 1998   DECEMBER 31, 1998   DECEMBER 31, 1998
                                         ------------   -----------------   -----------------   -----------------
Dividend income........................  $    49,821         $ 7,643             $ 8,348            $ 18,492
                                         -----------         -------             -------            --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................    5,606,246           6,353               7,236              76,822
  Cost of shares sold..................   (5,606,246)         (6,409)             (7,166)            (76,287)
                                         -----------         -------             -------            --------
Net realized gain (loss) on
  investments..........................            0             (56)                 70                 535
Net increase in unrealized appreciation
  of investments.......................            0           5,455              11,150              13,329
                                         -----------         -------             -------            --------
Net realized and unrealized gain on
  investments..........................            0           5,399              11,220              13,864
                                         -----------         -------             -------            --------
Net increase in net assets resulting
  from operations......................  $    49,821         $13,042             $19,568            $ 32,356
                                         ===========         =======             =======            ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
Dividend income.......................   $  1,531      $ 26,454      $ 67,233       $ 11,028        $ 29,756
                                         --------      --------      --------       --------        --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................     46,739        25,047        24,170         19,253          13,117
  Cost of shares sold.................    (40,498)      (23,794)      (23,204)       (18,939)        (13,479)
                                         --------      --------      --------       --------        --------
Net realized gain (loss) on
  investments.........................      6,241         1,253           966            314            (362)
Net increase (decrease) in unrealized
  appreciation of investments.........        (12)      (13,120)      (57,275)         5,752         (26,236)
                                         --------      --------      --------       --------        --------
Net realized and unrealized gain
  (loss) on investments...............      6,229       (11,867)      (56,309)         6,066         (26,598)
                                         --------      --------      --------       --------        --------
Net increase in net assets resulting
  from operations.....................   $  7,760      $ 14,587      $ 10,924       $ 17,094        $  3,158
                                         ========      ========      ========       ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ------------------------------------------------
                                                DREYFUS
                            ------------------------------------------------
                              CAPITAL        SMALL COMPANY         STOCK
                            APPRECIATION         STOCK             INDEX
                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                            ------------   ------------------   ------------
                            FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR
                               ENDED       FEBRUARY 13, 1998*      ENDED
                            DECEMBER 31,        THROUGH         DECEMBER 31,
                                1998       DECEMBER 31, 1998        1998
                            ------------   ------------------   ------------
Dividend income...........    $  2,695          $ 1,046          $  39,642
                              --------          -------          ---------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....      15,339            8,286            282,082
  Cost of shares sold.....     (13,284)          (9,407)          (256,862)
                              --------          -------          ---------
Net realized gain (loss)
  on investments..........       2,055           (1,121)            25,220
Net increase (decrease) in
  unrealized appreciation
  of investments..........      68,575            5,929            632,283
                              --------          -------          ---------
Net realized and
  unrealized gain (loss)
  on
  investments.............      70,630            4,808            657,503
                              --------          -------          ---------
Net increase (decrease) in
  net assets resulting
  from operations.........    $ 73,325          $ 5,854          $ 697,145
                              ========          =======          =========

                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ---------------------------------------------------------
                                        VAN ECK WORLDWIDE INSURANCE TRUST
                            ---------------------------------------------------------
                                  HARD              WORLDWIDE           WORLDWIDE
                                 ASSETS                BOND          EMERGING MARKETS
                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                            -----------------   ------------------   ----------------
                             FOR THE PERIOD       FOR THE PERIOD       FOR THE YEAR
                             JUNE 15, 1998*     FEBRUARY 13, 1998*        ENDED
                                 THROUGH             THROUGH           DECEMBER 31,
                            DECEMBER 31, 1998   DECEMBER 31, 1998          1998
                            -----------------   ------------------   ----------------
Dividend income...........        $  0                $    0             $   197
                                  ----                ------             -------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....          27                   600               4,017
  Cost of shares sold.....         (32)                 (570)             (8,462)
                                  ----                ------             -------
Net realized gain (loss)
  on investments..........          (5)                   30              (4,445)
Net increase (decrease) in
  unrealized appreciation
  of investments..........         (25)                1,464              (1,662)
                                  ----                ------             -------
Net realized and
  unrealized gain (loss)
  on
  investments.............         (30)                1,494              (6,107)
                                  ----                ------             -------
Net increase (decrease) in
  net assets resulting
  from operations.........        $(30)               $1,494             $(5,910)
                                  ====                ======             =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ------------------------------------------------------------------------------------
                                                                T. ROWE PRICE
                             ------------------------------------------------------------------------------------
                                   EQUITY            INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                   INCOME                STOCK                 GROWTH               BALANCE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                             ------------------    ------------------    ------------------    ------------------
                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                             NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*
                                  THROUGH               THROUGH               THROUGH               THROUGH
                             DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                             ------------------    ------------------    ------------------    ------------------
Dividend income............       $ 1,643                $ 235                $   953                $ 372
                                  -------                -----                -------                -----
Realized and unrealized
  gain (loss) on
  investments
  (Note 2):
  Proceeds from sales......         1,211                  351                  1,067                  214
  Cost of shares sold......        (1,199)                (352)                (1,057)                (211)
                                  -------                -----                -------                -----
Net realized gain (loss) on
  investments..............            12                   (1)                    10                    3
Net increase (decrease) in
  unrealized appreciation
  of investments...........        (1,104)                 557                  4,222                  (73)
                                  -------                -----                -------                -----
Net realized and unrealized
  gain (loss) on
  investments..............        (1,092)                 556                  4,232                  (70)
                                  -------                -----                -------                -----
Net increase in net assets
  resulting from
  operations...............       $   551                $ 791                $ 5,185                $ 302
                                  =======                =====                =======                =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ---------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                               ---------------------------------------------------
                                                           MONEY                   INTERMEDIATE
                                                           MARKET                   TERM BOND
                                                         SUBACCOUNT                 SUBACCOUNT
                                               ------------------------------   ------------------
                                                              FOR THE PERIOD      FOR THE PERIOD
                                               FOR THE YEAR   JULY 10, 1997**   JANUARY 23, 1998**
                                                  ENDED           THROUGH            THROUGH
                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                   1998            1997                1998
                                               ------------   ---------------   ------------------
From operations:
  Net investment income......................  $    49,821      $    12,988          $  7,643
  Net realized gain (loss) on investments....            0                0               (56)
  Net increase in unrealized appreciation of
    investments..............................            0                0             5,455
                                               -----------      -----------          --------
Net increase in net assets resulting from
  operations.................................       49,821           12,988            13,042
                                               -----------      -----------          --------
From unit transactions:
  Net proceeds from the issuance of units....    6,078,380        1,961,819           296,772
  Net asset value of units redeemed or used
    to meet contract obligations.............   (4,286,177)      (1,130,952)           (5,281)
                                               -----------      -----------          --------
Net increase from unit transactions..........    1,792,203          830,867           291,491
                                               -----------      -----------          --------
Net increase in net assets...................    1,842,024          843,855           304,533
Net assets beginning of period...............      843,855                0                 0
                                               -----------      -----------          --------
Net assets end of period*....................  $ 2,685,879      $   843,855          $304,533
                                               ===========      ===========          ========
Units outstanding beginning of period........       83,085                0                 0
Units issued during the period...............      494,235          194,816            29,060
Units redeemed during the period.............     (326,082)        (111,731)             (511)
                                               -----------      -----------          --------
Units outstanding end of period..............      251,238           83,085            28,549
                                               ===========      ===========          ========

---------------
 *Includes undistributed net investment
  income of:.................................  $    62,809      $    12,988          $  7,643
**Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ------------------------------------------------------------------------
                                                       MONY SERIES FUND, INC.            ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------   ------------------------------
                                                   LONG TERM            GOVERNMENT
                                                      BOND              SECURITIES                   EQUITY
                                                   SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                                               ------------------   ------------------   ------------------------------
                                                 FOR THE PERIOD       FOR THE PERIOD                    FOR THE PERIOD
                                               JANUARY 23, 1998**   FEBRUARY 9, 1998**   FOR THE YEAR   JULY 23, 1997**
                                                    THROUGH              THROUGH            ENDED           THROUGH
                                                  DECEMBER 31,         DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                      1998                 1998              1998            1997
                                               ------------------   ------------------   ------------   ---------------
From operations:
  Net investment income......................       $  8,348             $ 18,492          $ 1,531          $   431
  Net realized gain (loss) on investments....             70                  535            6,241               41
  Net increase in unrealized appreciation of
    investments..............................         11,150               13,329              (12)             250
                                                    --------             --------          -------          -------
Net increase in net assets resulting from
  operations.................................         19,568               32,356            7,760              722
                                                    --------             --------          -------          -------
From unit transactions:
  Net proceeds from the issuance of units....        323,690              886,032           59,447           13,447
  Net asset value of units redeemed or used
    to meet contract obligations.............         (6,103)             (41,836)         (46,311)          (1,169)
                                                    --------             --------          -------          -------
Net increase from unit transactions..........        317,587              844,196           13,136           12,278
                                                    --------             --------          -------          -------
Net increase in net assets...................        337,155              876,552           20,896           13,000
Net assets beginning of period...............              0                    0           13,000                0
                                                    --------             --------          -------          -------
Net assets end of period*....................       $337,155             $876,552          $33,896          $13,000
                                                    ========             ========          =======          =======
Units outstanding beginning of period........              0                    0            1,232                0
Units issued during the period...............         31,230               86,711            5,434            1,345
Units redeemed during the period.............           (579)              (4,011)          (3,818)            (113)
                                                    --------             --------          -------          -------
Units outstanding end of period..............         30,651               82,700            2,848            1,232
                                                    ========             ========          =======          =======
---------------
 *Includes undistributed net investment
  income of:.................................       $  8,348             $ 18,492          $ 1,962          $   431
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                       SMALL CAP                         MANAGED
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 26,454        $ 17,837         $ 67,233        $ 19,108
  Net realized gain (loss) on
    investments............................       1,253             168              966             140
  Net increase (decrease) in unrealized
    appreciation of investments............     (13,120)        (11,007)         (57,275)        (16,670)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      14,587           6,998           10,924           2,578
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     230,882         205,099          442,750         423,645
  Net asset value of units redeemed or used
    to meet contract obligations...........     (24,242)         (2,372)         (22,989)         (4,593)
                                               --------        --------         --------        --------
Net increase from unit transactions........     206,640         202,727          419,761         419,052
                                               --------        --------         --------        --------
Net increase in net assets.................     221,227         209,725          430,685         421,630
Net assets beginning of period.............     209,725               0          421,630               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $430,952        $209,725         $852,315        $421,630
                                               ========        ========         ========        ========
Units outstanding beginning of period......      18,628               0           40,391               0
Units issued during the period.............      18,280          18,848           37,287          40,836
Units redeemed during the period...........      (1,987)           (220)          (2,037)           (445)
                                               --------        --------         --------        --------
Units outstanding end of period............      34,921          18,628           75,641          40,391
                                               ========        ========         ========        ========

---------------
 *Includes undistributed net investment
  income of:...............................    $ 44,291        $ 17,837         $ 86,341        $ 19,108
**Commencement of operations.

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                  INTERNATIONAL GROWTH               HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 11,028        $  3,248         $ 29,756        $  1,806
  Net realized gain (loss) on
    investments............................         314             (60)            (362)             17
  Net increase (decrease) in unrealized
    appreciation of investments............       5,752          (2,929)         (26,236)           (624)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      17,094             259            3,158           1,199
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     120,360         110,383          232,444         157,186
  Net asset value of units redeemed or used
    to meet contract obligations...........     (18,780)           (796)         (12,715)         (1,560)
                                               --------        --------         --------        --------
Net increase from unit transactions........     101,580         109,587          219,729         155,626
                                               --------        --------         --------        --------
Net increase in net assets.................     118,674         109,846          222,887         156,825
Net assets beginning of period.............     109,846               0          156,825               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $228,520        $109,846         $379,712        $156,825
                                               ========        ========         ========        ========
Units outstanding beginning of period......      12,091               0           14,882               0
Units issued during the period.............      11,665          12,113           21,095          15,033
Units redeemed during the period...........      (1,850)            (22)          (1,189)           (151)
                                               --------        --------         --------        --------
Units outstanding end of period............      21,906          12,091           34,788          14,882
                                               ========        ========         ========        ========
---------------
 *Includes undistributed net investment
  income of:...............................    $ 14,276        $  3,248         $ 31,562        $  1,806
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------------
                                                                              DREYFUS
                                                -------------------------------------------------------------------
                                                           CAPITAL                  SMALL COMPANY         STOCK
                                                         APPRECIATION                   STOCK             INDEX
                                                          SUBACCOUNT                 SUBACCOUNT         SUBACCOUNT
                                                ------------------------------   -------------------   ------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                FOR THE YEAR   JULY 23, 1997**   FEBRUARY 13, 1998**   FOR THE YEAR
                                                   ENDED           THROUGH             THROUGH            ENDED
                                                DECEMBER 31,    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                    1998            1997                1998               1998
                                                ------------   ---------------   -------------------   ------------
From operations:
  Net investment income.......................    $  2,695        $  1,295            $  1,046          $   39,642
  Net realized gain (loss) on investments.....       2,055              (9)             (1,121)             25,220
  Net increase (decrease) in unrealized
    appreciation of investments...............      68,575          (1,427)              5,929             632,283
                                                  --------        --------            --------          ----------
  Net increase (decrease) in net assets
    resulting from operations.................      73,325            (141)              5,854             697,145
                                                  --------        --------            --------          ----------
From unit transactions:
  Net proceeds from the issuance of units.....     265,531         157,623             296,497           3,380,123
  Net asset value of units redeemed or used to
    meet contract obligations.................     (14,387)         (1,526)             (6,672)           (187,687)
                                                  --------        --------            --------          ----------
Net increase from unit transactions...........     251,144         156,097             289,825           3,192,436
                                                  --------        --------            --------          ----------
Net increase in net assets....................     324,469         155,956             295,679           3,889,581
Net assets beginning of period................     155,956               0                   0              12,969
                                                  --------        --------            --------          ----------
Net assets end of period*.....................    $480,425        $155,956            $295,679          $3,902,550
                                                  ========        ========            ========          ==========
Units outstanding beginning of period.........      15,519               0                   0               1,244
Units issued during the period................      22,391          15,672              33,108             306,624
Units redeemed during the period..............      (1,719)           (153)               (746)            (15,878)
                                                  --------        --------            --------          ----------
Units outstanding end of period...............      36,191          15,519              32,362             291,990
                                                  ========        ========            ========          ==========

---------------
 *Includes undistributed net investment income
  of:.........................................    $  3,990        $  1,295            $  1,046          $   40,138
**Commencement of operations.

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------
                                                    DREYFUS         VAN ECK WORLDWIDE INSURANCE TRUST
                                                ---------------   -------------------------------------
                                                     STOCK             HARD              WORLDWIDE
                                                     INDEX            ASSETS               BOND
                                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                ---------------   ---------------   -------------------
                                                FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
                                                JULY 23, 1997**   JUNE 15, 1998**   FEBRUARY 13, 1998**
                                                    THROUGH           THROUGH             THROUGH
                                                 DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
                                                     1997              1998                1998
                                                ---------------   ---------------   -------------------
From operations:
  Net investment income.......................      $   496            $  0               $     0
  Net realized gain (loss) on investments.....           14              (5)                   30
  Net increase (decrease) in unrealized
    appreciation of investments...............           54             (25)                1,464
                                                    -------            ----               -------
  Net increase (decrease) in net assets
    resulting from operations.................          564             (30)                1,494
                                                    -------            ----               -------
From unit transactions:
  Net proceeds from the issuance of units.....       13,566             249                19,806
  Net asset value of units redeemed or used to
    meet contract obligations.................       (1,161)             (8)                 (481)
                                                    -------            ----               -------
Net increase from unit transactions...........       12,405             241                19,325
                                                    -------            ----               -------
Net increase in net assets....................       12,969             211                20,819
Net assets beginning of period................            0               0                     0
                                                    -------            ----               -------
Net assets end of period*.....................      $12,969            $211               $20,819
                                                    =======            ====               =======
Units outstanding beginning of period.........            0               0                     0
Units issued during the period................        1,357              27                 1,919
Units redeemed during the period..............         (113)             (1)                  (46)
                                                    -------            ----               -------
Units outstanding end of period...............        1,244              26                 1,873
                                                    =======            ====               =======
---------------
 *Includes undistributed net investment income
  of:.........................................      $   496            $  0               $     0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ----------------------------------------------------
                                                         VAN ECK WORLDWIDE
                                                          INSURANCE TRUST              T. ROWE PRICE
                                                   ------------------------------   -------------------
                                                             WORLDWIDE                    EQUITY
                                                          EMERGING MARKETS                INCOME
                                                             SUBACCOUNT                 SUBACCOUNT
                                                   ------------------------------   -------------------
                                                                  FOR THE PERIOD      FOR THE PERIOD
                                                   FOR THE YEAR   JULY 23, 1997**   NOVEMBER 19, 1998**
                                                      ENDED           THROUGH             THROUGH
                                                   DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                       1998            1997                1998
                                                   ------------   ---------------   -------------------
From operations:
  Net investment income..........................    $   197          $     0             $ 1,643
  Net realized gain (loss) on investments........     (4,445)             (61)                 12
  Net increase (decrease) in unrealized
    appreciation of investments..................     (1,662)          (3,920)             (1,104)
                                                     -------          -------             -------
Net increase in net assets resulting from
  operations.....................................     (5,910)          (3,981)                551
                                                     -------          -------             -------
From unit transactions:
  Net proceeds from the issuance of units........     22,510           17,333              49,656
  Net asset value of units redeemed or used to
    meet contract obligations....................     (3,996)            (473)               (823)
                                                     -------          -------             -------
Net increase from unit transactions..............     18,514           16,860              48,833
                                                     -------          -------             -------
Net increase in net assets.......................     12,604           12,879              49,384
Net assets beginning of period...................     12,879                0                   0
                                                     -------          -------             -------
Net assets end of period*........................    $25,483          $12,879             $49,384
                                                     =======          =======             =======
Units outstanding beginning of period............      1,829                0                   0
Units issued during the period...................      4,961            1,883               4,934
Units redeemed during the period.................     (1,295)             (54)                (81)
                                                     -------          -------             -------
Units outstanding end of period..................      5,495            1,829               4,853
                                                     =======          =======             =======

---------------
 *Includes undistributed net investment income
  of:............................................    $   197          $     0             $ 1,643
**Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ---------------------------------------------------------------

                                                                            T. ROWE PRICE
                                                   ---------------------------------------------------------------
                                                      INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                                          STOCK                GROWTH                BALANCE
                                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                   -------------------   -------------------   -------------------
                                                     FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**
                                                         THROUGH               THROUGH               THROUGH
                                                      DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                          1998                  1998                  1998
                                                   -------------------   -------------------   -------------------
From operations:
  Net investment income..........................        $   235               $   953               $   372
  Net realized gain (loss) on investments........             (1)                   10                     3
  Net increase (decrease) in unrealized
    appreciation of investments..................            557                 4,222                   (73)
                                                         -------               -------               -------
Net increase in net assets resulting from
  operations.....................................            791                 5,185                   302
                                                         -------               -------               -------
From unit transactions:
  Net proceeds from the issuance of units........         14,497                43,761                 8,762
  Net asset value of units redeemed or used to
    meet contract obligations....................           (239)                 (726)                 (145)
                                                         -------               -------               -------
Net increase from unit transactions..............         14,258                43,035                 8,617
                                                         -------               -------               -------
Net increase in net assets.......................         15,049                48,220                 8,919
Net assets beginning of period...................              0                     0                     0
                                                         -------               -------               -------
Net assets end of period*........................        $15,049               $48,220               $ 8,919
                                                         =======               =======               =======
Units outstanding beginning of period............              0                     0                     0
Units issued during the period...................          1,451                 4,354                   870
Units redeemed during the period.................            (24)                  (72)                  (14)
                                                         -------               -------               -------
Units outstanding end of period..................          1,427                 4,282                   856
                                                         =======               =======               =======
---------------
 *Includes undistributed net investment income
  of:............................................        $   235               $   953               $   372
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently nineteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997 and 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held, which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1998 aggregated $279,079.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Funds, Inc. at cost, at December 31, 1998 consist of the following:

                                                MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                               MARKET        TERM BOND        BOND       SECURITIES
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ------------    ---------    ----------
Shares beginning of year:
  Shares...................................      843,855             0             0             0
  Amount...................................  $   843,855      $      0      $      0      $      0
                                             -----------      --------      --------      --------
Shares acquired:
  Shares...................................    7,398,449        26,737        23,678        83,672
  Amount...................................  $ 7,398,449      $297,844      $324,823      $921,018
Shares received for reinvestment of
  dividends:
  Shares...................................       49,821           714           641         1,748
  Amount...................................  $    49,821      $  7,643      $  8,348      $ 18,492
Shares redeemed:
  Shares...................................   (5,606,246)         (572)         (525)       (6,946)
  Amount...................................  $(5,606,246)     $ (6,409)     $ (7,166)     $(76,287)
                                             -----------      --------      --------      --------
Net change:
  Shares...................................    1,842,024        26,879        23,794        78,474
  Amount...................................  $ 1,842,024      $299,078      $326,005      $863,223
                                             -----------      --------      --------      --------
Shares end of year:
  Shares...................................    2,685,879        26,879        23,794        78,474
  Amount...................................  $ 2,685,879      $299,078      $326,005      $863,223
                                             ===========      ========      ========      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                              SMALL COMPANY                 INTERNATIONAL    HIGH YIELD
                                  EQUITY          VALUE         MANAGED        GROWTH           BOND
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                 ---------    -------------    ---------    -------------    ----------
Shares beginning of year:
  Shares.......................       370          7,855         10,339         17,774          27,465
  Amount.......................  $ 12,750       $220,732       $438,300       $112,775        $157,449
                                 --------       --------       --------       --------        --------
Shares acquired:
  Shares.......................     1,696          7,762          9,584         17,233          40,190
  Amount.......................  $ 59,875       $231,687       $443,931       $120,833        $232,846
Shares received for
  reinvestment of dividends:
  Shares.......................        42          1,010          1,658          1,699           5,435
  Amount.......................  $  1,531       $ 26,454       $ 67,233       $ 11,028        $ 29,756
Shares redeemed:
  Shares.......................    (1,187)          (876)          (567)        (2,801)         (2,380)
  Amount.......................  $(40,498)      $(23,794)      $(23,204)      $(18,939)       $(13,479)
                                 --------       --------       --------       --------        --------
Net change:
  Shares.......................       551          7,896         10,675         16,131          43,245
  Amount.......................  $ 20,908       $234,347       $487,960       $112,922        $249,123
                                 --------       --------       --------       --------        --------
Shares end of year:
  Shares.......................       921         15,751         21,014         33,905          70,710
  Amount.......................  $ 33,658       $455,079       $926,260       $225,697        $406,572
                                 ========       ========       ========       ========        ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at December 31, 1998 consist of the following:

                                              DREYFUS                          VAN ECK WORLDWIDE INSURANCE TRUST
                            -------------------------------------------    ------------------------------------------
                              CAPITAL       SMALL COMPANY      STOCK         HARD       WORLDWIDE       WORLDWIDE
                            APPRECIATION        STOCK          INDEX        ASSETS        BOND       EMERGING MARKETS
                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
                            ------------    -------------    ----------    ---------    ---------    ----------------
Shares beginning of year:
  Shares..................       5,590               0              503         0              0           1,171
  Amount..................    $157,383        $      0       $   12,915      $  0        $     0         $16,799
                              --------        --------       ----------      ----        -------         -------
Shares acquired:
  Shares..................       8,112          20,093          128,278        26          1,747           2,930
  Amount..................    $266,483        $298,111       $3,474,518      $268        $19,925         $22,531
Shares received for
  reinvestment of
  dividends:
  Shares..................          77              68            1,333         0              0              20
  Amount..................    $  2,695        $  1,046       $   39,642      $  0        $     0         $   197
Shares redeemed:
  Shares..................        (475)           (567)         (10,110)       (3)           (52)           (542)
  Amount..................    $(13,284)       $ (9,407)      $ (256,862)     $(32)       $  (570)        $(8,462)
                              --------        --------       ----------      ----        -------         -------
Net change:
  Shares..................       7,714          19,594          119,501        23          1,695           2,408
  Amount..................    $255,894        $289,750       $3,257,298      $236        $19,355         $14,266
                              --------        --------       ----------      ----        -------         -------
Shares end of year:
  Shares..................      13,304          19,594          120,004        23          1,695           3,579
  Amount..................    $413,277        $289,750       $3,270,213      $236        $19,355         $31,065
                              ========        ========       ==========      ====        =======         =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in T. Rowe Price at cost, at December 31, 1998 consist of the following:

                                            EQUITY      INTERNATIONAL    NEW AMERICA    PERSONAL STRATEGY
                                            INCOME          STOCK          GROWTH            BALANCE
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
                                           ---------    -------------    -----------    -----------------
Shares beginning of year:
  Shares.................................         0              0               0                0
  Amount.................................   $     0        $     0         $     0           $    0
                                            -------        -------         -------           ------
Shares acquired:
  Shares.................................     2,539          1,045           1,953              541
  Amount.................................   $50,044        $14,609         $44,102           $8,831
Shares received for reinvestment of
  dividends:
  Shares.................................        87             17              43               24
  Amount.................................   $ 1,643        $   235         $   953           $  372
Shares redeemed:
  Shares.................................       (61)           (25)            (47)             (13)
  Amount.................................   $(1,199)       $  (352)        $(1,057)          $ (211)
                                            -------        -------         -------           ------
Net change:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            -------        -------         -------           ------
Shares end of year:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            =======        =======         =======           ======

                     MONY LIFE INSURANCE COMPANY OF AMERICA


                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                      MARCH 31, 2001 AND DECEMBER 31, 2000

                                                              MARCH 31,   DECEMBER 31,
                                                                2001          2000
                                                              ---------   ------------
                                                                  ($ IN MILLIONS)
                                        ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,038.8      $1,014.7
Mortgage loans on real estate...............................      97.0         116.1
Policy loans................................................      72.1          69.4
Real estate.................................................       5.5           5.4
Other invested assets.......................................       7.9           3.4
                                                              --------      --------
                                                               1,221.3       1,209.0
                                                              --------      --------
Cash and cash equivalents...................................     110.8         104.8
Accrued Investment Income...................................      19.7          19.2
Amounts due from reinsurers.................................      33.8          30.7
Deferred policy acquisition costs...........................     487.0         483.5
Current federal income taxes receivable.....................      26.6          14.9
Other assets................................................      13.3           4.4
Separate account assets.....................................   3,606.3       4,064.4
                                                              --------      --------
          Total assets......................................  $5,518.8      $5,930.9
                                                              ========      ========
                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  138.1      $  134.8
Policyholders' account balances.............................   1,149.2       1,154.9
Other policyholders' liabilities............................      77.0          68.9
Accounts payable and other liabilities......................      53.1          33.2
Note payable to affiliate (Note 5)..........................      46.3          46.9
Deferred federal income taxes...............................      63.2          48.3
Separate account liabilities................................   3,606.3       4,064.4
                                                              --------      --------
          Total liabilities.................................  $5,133.2      $5,551.4
                                                              --------      --------
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................  $    2.5      $    2.5
Capital in excess of par....................................     249.7         249.7
Retained earnings...........................................     128.9         128.3
Accumulated other comprehensive loss........................       4.5          (1.0)
                                                              --------      --------
          Total shareholder's equity........................     385.6         379.5
                                                              --------      --------
          Total liabilities and shareholder's equity........  $5,518.8      $5,930.9
                                                              ========      ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
               THREE-MONTH PERIODS ENDED MARCH 31, 2001 AND 2000

                                                               2001     2000
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $40.1    $38.1
Premiums....................................................   12.5      4.9
Net investment income (loss)................................   23.9     23.7
Net realized (losses)/gains on investments..................    1.7     (0.1)
Other income................................................    2.9      3.3
                                                              -----    -----
Total revenues..............................................   81.1     69.9
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   25.0     12.5
Interest credited to policyholders' account balances........   16.5     16.1
Amortization of deferred policy acquisition costs...........   10.6     12.9
Other operating costs and expenses..........................   28.2     23.1
                                                              -----    -----
Total benefits and expense..................................   80.3     64.6
                                                              -----    -----
Income before income taxes..................................    0.8      5.3
Income tax expense..........................................    0.2      1.9
                                                              -----    -----
Net income..................................................    0.6      3.4
Other comprehensive income (loss), net......................    5.5     (0.7)
                                                              -----    -----
Comprehensive income........................................  $ 6.1    $ 2.7
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                    THREE-MONTH PERIOD ENDED MARCH 31, 2001

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 2000...............   $2.5     $249.7      $128.3        $(1.0)         $379.5
Comprehensive income:
  Net income.............................                           0.6                          0.6
  Other comprehensive income(1)..........
     Comprehensive income................                                        5.5             5.5
                                            ----     ------      ------        -----          ------
Balance, March 31, 2001..................   $2.5     $249.7      $128.9        $ 4.5          $385.6
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
               THREE-MONTH PERIODS ENDED MARCH 31, 2001 AND 2000

                                                               2001      2000
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $  (0.7)  $   9.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................     45.0      56.3
  Mortgage loans on real estate.............................     33.1       3.2
Acquisitions of investments:
  Fixed maturities..........................................    (49.3)    (29.0)
  Mortgage loans on real estate.............................    (12.8)     (3.7)
  Real estate...............................................     (0.2)     (0.3)
  Other invested assets.....................................     (2.4)     (0.1)
  Policy loans, net.........................................     (2.7)     (4.1)
                                                              -------   -------
Net cash provided by/(used in) investing activities.........  $  10.7   $  22.3
                                                              -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note to affiliate..............................     (0.6)     (0.5)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    200.4     467.9
Return of policyholders' account balances on annuity and
  universal life policies...................................   (203.8)   (490.4)
                                                              -------   -------
Net cash provided by financing activities...................     (4.0)    (23.0)
                                                              -------   -------
Net increase in cash and cash equivalents...................      6.0       9.0
Cash and cash equivalents, beginning of year................    104.8      28.9
                                                              -------   -------
Cash and cash equivalents, end of period....................  $ 110.8   $  37.9
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 2000 in the Company's 2000 Annual Report on Form 10-K. The results of operations for the three-month period ending March 31, 2001 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company (and The Mutual Life Insurance Company of New York) alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance). The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of

                     MONY LIFE INSURANCE COMPANY OF AMERICA

America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, we filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other punative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted our motion for summary judgment and dismissed all claims filed in the Goshen case. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At March 31, 2001, the Company had commitments to issue $3.9 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.4% to 8.2%. The Company had commitments outstanding to purchase $8.5 million of private fixed maturity securities as of March 31, 2001 with interest rates ranging from 7.46% to 7.92%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of March 31, 2001 is $46.3 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. The Company amended that agreement effective January 1, 2000 to add all other term life policies and all universal life policies written by USFL on or after January 1, 2000. At March 31, 2001 the Company recorded

                     MONY LIFE INSURANCE COMPANY OF AMERICA
a payable of $3.3 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2001, the Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1998, FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133 did not have a material affect on the Company's financial position or results of operations.

     In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125." SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements did not have a significant impact on the Company's consolidated financial position or earnings.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

     In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
February 8, 2001

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                2000        1999
                                                              --------    --------
                                                                ($ IN MILLIONS)
                                      ASSETS
INVESTMENTS:
  Fixed maturity securities available-for-sale, at fair
     value..................................................  $1,014.7    $1,048.8
  Mortgage loans on real estate (Note 8)....................     116.1       165.0
  Policy loans..............................................      69.4        58.8
  Real estate (Note 8)......................................       5.4         6.9
  Other invested assets.....................................       3.4         2.3
                                                              --------    --------
                                                               1,209.0     1,281.8
Cash and cash equivalents...................................     104.8        28.9
Accrued investment income...................................      19.2        20.4
Amounts due from reinsurers.................................      30.7        18.6
Deferred policy acquisition costs...........................     483.5       406.4
Current Federal Income Taxes................................      14.9         2.3
Other assets................................................       4.4        24.9
Separate account assets.....................................   4,064.4     4,387.2
                                                              --------    --------
          Total assets......................................  $5,930.9    $6,170.5
                                                              ========    ========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  134.8    $  123.4
Policyholders' account balances.............................   1,154.9     1,154.1
Other policyholders' liabilities............................      68.9        54.0
Accounts payable and other liabilities......................      33.2        79.5
Note payable to affiliate...................................      46.9        49.0
Deferred federal income taxes (Note 5)......................      48.3        19.4
Separate account liabilities................................   4,064.4     4,387.2
                                                              --------    --------
          Total liabilities.................................   5,551.4     5,866.6
Commitments and contingencies (Notes 12)
  Common stock $1.00 par value; 5,000,000 shares authorized,
     2,500,000 issued and outstanding.......................       2.5         2.5
Capital in excess of par....................................     249.7       199.7
Retained earnings...........................................     128.3       109.0
Accumulated other comprehensive income/(loss)...............      (1.0)       (7.3)
                                                              --------    --------
          Total shareholder's equity........................     379.5       303.9
                                                              --------    --------
          Total liabilities and shareholder's equity........  $5,930.9    $6,170.5
                                                              ========    ========

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $158.2    $143.1    $122.0
Premiums....................................................    37.3       9.2       1.7
Net investment income (Note 6)..............................    92.7      94.7      94.6
Net realized gains (losses) on investments (Note 6).........    (5.1)     (0.3)      7.1
Other income................................................    12.1       7.6       7.6
                                                              ------    ------    ------
                                                               295.2     254.3     233.0
                                                              ------    ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    68.1      43.6      34.9
Interest credited to policyholders' account balances........    62.4      63.5      65.1
Amortization of deferred policy acquisition costs...........    48.8      43.5      35.5
Other operating costs and expenses..........................    88.6      73.8      75.6
                                                              ------    ------    ------
                                                               267.9     224.4     211.1
                                                              ------    ------    ------
Income before income taxes..................................    27.3      29.9      21.9
Income tax expense..........................................     8.0      10.5       7.7
                                                              ------    ------    ------
Net income..................................................    19.3      19.4      14.2
Other comprehensive income/(loss), net (Note 6).............     6.3     (15.3)      1.1
                                                              ------    ------    ------
Comprehensive income........................................  $ 25.6    $  4.1    $ 15.3
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998,

                                                                              ACCUMULATED
                                                       CAPITAL                   OTHER           TOTAL
                                             COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                             STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                             ------   ---------   --------   -------------   -------------
Balance, December 31, 1997.................    2.5      177.2        75.4          6.9           262.0
Capital contribution.......................              12.5                                     12.5
Comprehensive income:
  Net income...............................                          14.2                         14.2
  Other comprehensive income:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes (Note 6)......................                                        1.1             1.1
                                              ----     ------      ------       ------          ------
Comprehensive income.......................                                                       15.3
                                              ----     ------      ------       ------          ------
Balance, December 31, 1998.................    2.5      189.7        89.6          8.0           289.8
Capital contribution.......................              10.0                                     10.0
Comprehensive income:
  Net income...............................                          19.4                         19.4
  Other comprehensive income:
     Unrealized losses on investments, net
       of unrealized gains,
       reclassification adjustments, and
       taxes (Note 6)......................                                      (15.3)          (15.3)
                                              ----     ------      ------       ------          ------
Comprehensive income/(loss)................                                                        4.1
                                              ----     ------      ------       ------          ------
Balance, December 31, 1999.................   $2.5     $199.7      $109.0       $ (7.3)         $303.9
Capital contribution.......................              50.0                                     50.0
Comprehensive income:
  Net income...............................                          19.3                         19.3
Other comprehensive income:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes (Note 6)......................                                        6.3             6.3
                                              ----     ------      ------       ------          ------
Comprehensive income.......................                                                       25.6
                                              ----     ------      ------       ------          ------
Balance, December 31, 2000.................   $2.5     $249.7      $128.3       $ (1.0)         $379.5
                                              ====     ======      ======       ======          ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               2000       1999       1998
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (SEE NOTE 2):
Net income..................................................  $  19.3    $  19.4    $  14.2
Adjustments to reconcile net income to net cash (used in)
  operating activities:
  Interest credited to policyholders' account balances......     57.5       65.5       64.1
  Universal life and investment-type product policy fee
     income.................................................    (87.0)    (102.9)    (107.0)
  Capitalization of deferred policy acquisition costs.......   (130.3)     (96.8)     (74.9)
  Amortization of deferred policy acquisition costs.........     48.8       43.5       35.5
  Provision for depreciation and amortization...............     (0.4)       0.2        1.0
  Provision for deferred federal income taxes...............     25.6       13.9       (1.1)
  Net realized gains on investments.........................      5.1        0.3       (7.1)
  Change in other assets and accounts payable and other
     liabilities............................................    (46.5)       6.3       45.3
  Change in future policy benefits..........................     11.4        4.4        5.9
  Change in other policyholders' liabilities................     14.9       (2.8)      15.7
  Change in current federal income taxes payable............    (12.6)     (15.6)      (4.6)
                                                              -------    -------    -------
Net cash (used in) operating activities.....................    (94.2)     (64.6)     (13.0)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    223.2      289.6      171.4
  Equity securities.........................................      0.0        0.0        0.8
  Mortgage loans on real estate.............................     68.2       24.5       37.6
  Real estate...............................................      2.3        1.2       17.0
  Other invested assets.....................................      0.0        3.9        0.6
Acquisitions of investments:
  Fixed maturities..........................................   (170.0)    (352.3)    (109.2)
  Equity securities.........................................     (0.3)      (0.2)      (0.1)
  Mortgage loans on real estate.............................    (19.3)     (69.7)     (24.3)
  Real estate...............................................     (0.9)      (0.7)      (0.6)
  Other invested assets.....................................     (0.8)      (0.5)      (0.3)
  Policy loans, net.........................................    (10.6)      (6.6)      (6.2)
  Other, net................................................       --        0.5       (0.5)
                                                              -------    -------    -------
Net cash (used in)/provided by investing activities.........  $  91.8    $(110.3)   $  86.2
                                                              -------    -------    -------

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               2000         1999        1998
                                                             ---------    ---------    -------
                                                                      ($ IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Note payable to affiliate................................  $     0.0    $    50.5    $   0.0
  Repayments of note to affiliate..........................       (2.1)        (1.5)       0.0
  Receipts from annuity and universal life policies
     credited to policyholders' account balances...........    1,538.6      1,395.4      811.8
  Return of policyholders' account balances on annuity
     policies and universal life policies..................   (1,508.2)    (1,384.0)    (797.6)
  Capital contribution.....................................       50.0         10.0        0.0
                                                             ---------    ---------    -------
Net cash provided by/(used in) financing activities........       78.3         70.4       14.2
                                                             ---------    ---------    -------
Net increase/(decrease) in cash and cash equivalents.......       75.9       (104.5)      87.4
Cash and cash equivalents, beginning of year...............       28.9        133.4       46.0
                                                             ---------    ---------    -------
Cash and cash equivalents, end of year.....................  $   104.8    $    28.9    $ 133.4
                                                             =========    =========    =======
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Income taxes...............................................  $    (5.0)   $    12.1    $  13.4
Interest...................................................  $     3.3    $     2.5    $    --

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS:

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, and (iii) valuation allowances for mortgage loans and real estate to be disposed of, and impairment writedowns for real estate held for investment.

  Valuation of Investments and Realized Gains and Losses

     All of the Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

     Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in

                     MONY LIFE INSURANCE COMPANY OF AMERICA
circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate that management intends to sell is classified as "to be disposed of". Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

     Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

     For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized.

     DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

The weighted average interest crediting rate for universal life products was approximately 5.9%, 6.1% and 5.9% for the years ended December 31, 2000, 1999 and 1998, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.2%, 5.4% and 5.5% for each of the years ended December 31, 2000, 1999 and 1998, respectively.

     GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

     The Company has reinsured certain of its life insurance and annuity business with life contingencies with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     In determining whether a reinsurance contract qualifies for reinsurance accounting, SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

     For the years ended December 31, 2000, 1999 and 1998, respectively, real estate of $0.0 million, $0.0 million and $0.5 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned real estate acquired in satisfaction of debt of $5.4 million and $6.9 million, respectively.

  New Accounting Pronouncements

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

3.  RELATED PARTY TRANSACTIONS:

     MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that states.

     At December 31, 2000 and 1999, approximately 13% and 11% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100% of the Company's real estate and joint venture investments were held through joint participation with MONY Life at December 31, 2000 and 1999.

     The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75% of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY Life of $0.0 million, 0.0 million and $0.1 million for the years ending December 31, 2000, 1999 and 1998.

     The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2000, 1999 and 1998, the Company incurred expenses of $55.9 million, 51.0 million and $59.8 million as a result of such

                     MONY LIFE INSURANCE COMPANY OF AMERICA
allocations. At December 31, 2000 and 1999 the Company had a payable to MONY Life in connection with this service agreement of $10.7 million and 10.3 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

     The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million, 0.8 million and $0.9 million for 2000, 1999 and 1998, respectively. In addition, the Company recorded an intercompany payable of $74,062 and $66,816 at December 31, 2000 and 1999, respectively, related to this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.6 million, 4.0 million and $2.0 million for 2000, 1999 and 1998, respectively. In addition, the Company recorded an intercompany (receivable)/payable of $0.5 million and 0.2 million at December 31, 2000 and 1999, respectively, related to these agreements.

     The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder (the Company). The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $1.5 million and $10.9 as of December 31, 2000, and December 31, 1999, respectively. The bond outstanding as of December 31, 2000 matures on December 31, 2013, and has an interest rate of 7.16%. The Company earned $0.1 million, $1.2 million, and $1.1 million of interest on these bonds for the years ended December 31, 2000, 1999, and 1998 respectively.

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL, after January 1, 2000. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2000 and 1999, the Company recorded a payable of $6.2 million and $7.8 million, respectively to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     The Company recorded capital contributions from MONY Life of $50.0 million, $10.0 million, and $12.5 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2000 is $46.9 million.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 2000, 1999 and 1998 are as follows:

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Balance, beginning of year..................................  $406.4    $318.6    $281.6
Cost deferred during the year...............................   139.8      96.8      75.0
Amortized to expense during the year........................   (48.8)    (43.5)    (35.5)
Effect on DAC from unrealized gains (losses)(see Note 2)....   (13.9)     34.5      (2.5)
                                                              ------    ------    ------
Balance, end of year........................................  $483.5    $406.4    $318.6
                                                              ======    ======    ======

5.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                               2000     1999     1998
                                                              ------    -----    -----
                                                                  ($ IN MILLIONS)
Federal income tax expense (benefit):
  Current...................................................  $(17.6)   $(3.4)   $ 8.8
  Deferred..................................................    25.6     13.9     (1.1)
                                                              ------    -----    -----
          Total.............................................  $  8.0    $10.5    $ 7.7
                                                              ======    =====    =====

     Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                              2000     1999     1998
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Tax at statutory rate.......................................  $ 9.6    $10.5    $ 7.7
Dividends received deduction................................   (1.7)    (1.1)    (1.1)
Other.......................................................    0.1      1.1      1.1
                                                              -----    -----    -----
Provision for income taxes..................................  $ 8.0    $10.5    $ 7.7
                                                              =====    =====    =====

     The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes, which may become due with respect to open years.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The components of deferred tax liabilities and assets at December 31, 2000 and 1999 are as follows:

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
Deferred policy acquisition costs...........................  $138.8    $117.0
Fixed maturities............................................     0.0       0.0
Other, net..................................................    (2.2)      7.8
                                                              ------    ------
          Total deferred tax liabilities....................  $136.6    $124.8
                                                              ------    ------
Policyholder and separate account liabilities...............    86.8      96.5
Real estate and mortgages...................................     0.9       0.7
Fixed maturities............................................     0.6       8.2
                                                              ------    ------
          Total deferred tax assets.........................    88.3     105.4
                                                              ------    ------
          Net deferred tax asset/(liability)................  $(48.3)   $(19.4)
                                                              ======    ======

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND OTHER COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 2000, 1999 and 1998 was derived from the following sources:

                                                              2000     1999     1998
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities............................................  $75.0    $77.0    $77.2
Mortgage loans..............................................   11.2     11.6     11.0
Real estate.................................................    0.4      0.5      0.5
Policy loans................................................    4.5      3.8      3.6
Other investments (including cash & cash equivalents).......    5.9      6.6      5.3
                                                              -----    -----    -----
Total investment income.....................................   97.0     99.5     97.6
Investment expenses.........................................    4.3      4.8      3.0
                                                              -----    -----    -----
Net investment income.......................................  $92.7    $94.7    $94.6
                                                              =====    =====    =====

     Net realized gains (losses) on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows:

                                                              2000     1999     1998
                                                              -----    -----    ----
                                                                 ($ IN MILLIONS)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $(5.3)   $(0.2)   $2.6
Mortgage loans..............................................    0.1     (0.3)    1.4
Real estate.................................................    0.1     (0.5)    2.5
Other invested assets.......................................    0.0      0.7     0.6
                                                              -----    -----    ----
Net realized gains/(losses) on investments..................  $(5.1)   $(0.3)    7.1
                                                              =====    =====    ====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2000, 1999 and 1998. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                  ($ IN MILLIONS)
CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS, NET
Fixed maturities............................................  $23.4    $(58.0)   $ 4.8
Other.......................................................    0.0       0.0     (0.6)
                                                              -----    ------    -----
Subtotal....................................................   23.4     (58.0)     4.2
Effect on unrealized gains (losses) on investments
  attributable to:
  DAC.......................................................  (13.9)     34.5     (2.5)
  Deferred federal income taxes.............................   (3.2)      8.2     (0.6)
                                                              -----    ------    -----
Change in unrealized gains (losses) on investments, net.....  $ 6.3    $(15.3)   $ 1.1
                                                              =====    ======    =====

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2000, 1999 and 1998 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                              2000     1999     1998
                                                              ----    ------    -----
                                                                  ($ IN MILLIONS)
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments arising during
  period....................................................  $4.8    $(15.4)   $ 1.9
Reclassification adjustment for gains included in net
  income....................................................   1.5       0.1     (0.8)
                                                              ----    ------    -----
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $6.3    $(15.3)   $ 1.1
                                                              ====    ======    =====

     Unrealized gains (losses) on investments arising during the period reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $4.1 million, (8.2) million and $0.1 million, respectively, and $(17.0) million, 34.3 million and $(0.5) million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(0.8) million, 0.0 million and $0.5 million, respectively, and $3.2 million, $0.2 million and $(2.0) million, respectively, relating to the effect of such amounts on DAC.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENTS:

  Fixed Maturity Securities Available-for-Sale:

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000 and December 31, 1999 are as follows:

                                                                  GROSS            GROSS
                                              AMORTIZED         UNREALIZED      UNREALIZED          ESTIMATED
                                                COST              GAINS           LOSSES           FAIR VALUE
                                         -------------------   ------------    -------------   -------------------
                                           2000       1999     2000    1999    2000    1999      2000       1999
                                         --------   --------   -----   ----    -----   -----   --------   --------
                                                                      ($ IN MILLIONS)
US Treasury securities and obligations
  of US Government agencies............  $   32.0   $   26.6   $ 1.4   $0.0    $ 0.1   $ 1.1   $   33.3   $   25.5
Collateralized mortgage obligations:
  Government agency-backed.............      58.8       82.4     0.6    0.3      0.1     0.4       59.3       82.3
  Non-agency backed....................      33.1       34.4     0.8    0.6      0.0     0.3       33.9       34.7
Other asset-backed securities:
  Government agency-backed.............       0.0        0.1     0.0    0.0      0.0     0.0        0.0        0.1
  Non-agency backed....................      93.5      104.6     1.2    0.2      0.4     4.4       94.3      100.4
Utilities..............................      74.8      113.2     0.9    0.2      0.9     3.4       74.8      110.0
Corporate bonds........................     725.6      704.2    10.0    2.7     18.0    22.0      717.6      684.9
Affiliates.............................       1.5       11.3     0.0    0.0      0.0     0.4        1.5       10.9
                                         --------   --------   -----   ----    -----   -----   --------   --------
         Total.........................  $1,019.3   $1,076.8   $14.9   $4.0    $19.5   $32.0   $1,014.7   $1,048.8
                                         ========   ========   =====   ====    =====   =====   ========   ========

     The carrying value of the Company's fixed maturity securities at December 31, 2000 and 1999 is net of adjustments for impairments in value deemed to be other than temporary of $3.1 million and 0.5 million, respectively.

     At December 31, 2000 and 1999, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition or
(iv) are deemed to have other than temporary impairments to value, as "problem fixed maturity securities." At December 31, 2000 and 1999, the carrying value of problem fixed maturities held by the Company was $12.5 million and $4.8 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2000 and 1999, the carrying value of potential problem fixed maturities held by the Company was $6.2 million and $6.4 million, respective. In addition, at December 31, 2000 and 1999, the Company held no fixed maturity securities which have been restructured.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates, (excluding scheduled sinking funds) as of December 31, 2000 are as follows:

                                                                       2000
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                                  ($ IN MILLIONS)
Due in one year or less.....................................  $   46.6      $   46.8
Due after one year through five years.......................     263.4         263.2
Due after five years through ten years......................     414.0         406.1
Due after ten years.........................................      79.2          79.0
                                                              --------      --------
          Subtotal..........................................     803.2         795.1
Mortgage-backed and other asset-backed securities...........     216.1         219.6
                                                              --------      --------
          Total.............................................  $1,019.3      $1,014.7
                                                              ========      ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities during 2000, 1999 and 1998 were $40.9 million, 80.1 million and $45.1 million, respectively. Gross gains of $0.5 million, 0.2 million and $0.7 million and gross losses of $2.1 million, 2.0 million and $0.1 million were realized on these sales, respectively.

8.  MORTGAGE LOANS ON REAL ESTATE AND REAL ESTATE

     Mortgage loans on real estate at December 31, 2000 and 1999 consist of the following:

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
Commercial mortgage loans...................................  $ 49.7    $ 53.9
Agricultural and other loans................................    67.8     113.4
                                                              ------    ------
Total loans.................................................   117.5     167.3
Less: valuation allowances..................................    (1.4)     (2.3)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $116.1    $165.0
                                                              ======    ======

     An analysis of the valuation allowances for 2000, 1999 and 1998 is as follows:

                                                              2000     1999    1998
                                                              -----    ----    -----
                                                                 ($ IN MILLIONS)
Balance, beginning of year..................................  $ 2.3    $1.9    $ 2.5
Increase (decrease) in allowance............................   (0.3)    0.4     (0.4)
Reduction due to pay downs, pay offs, and sales.............   (0.6)    0.0      0.0
Transfers to real estate....................................    0.0     0.0     (0.2)
                                                              -----    ----    -----
Balance, end of year........................................  $ 1.4    $2.3    $ 1.9
                                                              =====    ====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Impaired mortgage loans along with related valuation allowances were as follows:

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
Loans that have valuation allowances........................  $ 9.3     $ 9.6
Loans that do not have valuation allowances.................    4.0       4.3
                                                              -----     -----
          Subtotal..........................................   13.3      13.9
Valuation allowances........................................   (0.2)     (0.5)
                                                              -----     -----
          Impaired mortgage loans, net of valuation
           allowances.......................................  $13.1     $13.4
                                                              =====     =====

     Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

     During 2000 and 1999, the average recorded investment in impaired mortgage loans was approximately $13.2 million and $14.1 million, respectively. During 2000, 1999 and 1998, the Company recognized $0.7 million, $1.0 million and $1.1 million, respectively, of interest income on impaired loans.

     At December 31, 2000 and 1999, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

     At December 31, 2000 and 1999, the Company had restructured mortgage loans of $9.1 million and $11.9 million, respectively. Interest income of $0.7 million, 1.0 million and $1.0 million was recognized on restructured mortgage loans in 2000, 1999 and 1998, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $0.9 million in 2000, and $1.2 million for both 1999 and 1998.

     The carrying value of real estate is $5.4 million and $6.9 million as of December 31, 2000 and 1999, respectively. Real estate is categorized are either real estate to be disposed of or real estate held for investment.

     The carrying value of real estate to be disposed of as of December 31, 2000 was $2.3 million, net of $0.0 million relating to impairments taken upon foreclosure of mortgage loans and $1.2 million of accumulated depreciation.

     The carrying value of real estate to be disposed of as of December 31, 1999 was $1.6 million, net of $0.5 million relating to impairments taken upon foreclosure of mortgage loans and $0.2 million of accumulated depreciation.

     The carrying value of real estate held for investment as of December 31, 2000 was $3.1 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.0 million of accumulated depreciation. The carrying value of real estate held for investment as of December 31, 1999 was $5.3 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation.

     At December 31, 2000 and 1999, there was no real estate which was non-income producing for the twelve months preceding such dates.

     The carrying value of impaired real estate as of December 31, 2000 and 1999 was $3.1 million and $4.4 million, respectively. The depreciated cost of such real estate as of December 31, 2000 and 1999 was

                     MONY LIFE INSURANCE COMPANY OF AMERICA

$5.1 million and $5.8 million before impairment writedowns of $1.0 million and $1.4 million, respectively. The aforementioned impairments occurred primarily as a result of low occupancy levels and other market related factors. There were no losses recorded during 2000, 1999 and 1998 related to impaired real estate.

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of the Company's financial instruments approximate their carrying amounts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

     The fair value of long-term debt at December 31, 2000 was $47.9 million and is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

     The estimated fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes surrender charges.

  Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

10.  REINSURANCE:

     Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general

                     MONY LIFE INSURANCE COMPANY OF AMERICA
practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     The following table summarizes the effect of reinsurance for the years indicated:

                                                              2000     1999     1998
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Direct premiums.............................................  $13.2    $ 7.1    $ 2.5
Reinsurance assumed(1)......................................   29.8      4.0      0.0
Reinsurance ceded...........................................   (5.7)    (1.9)    (0.8)
                                                              -----    -----    -----
     Net premiums...........................................  $37.3    $ 9.2    $ 1.7
                                                              =====    =====    =====
Universal life and investment type product policy fee income
  ceded.....................................................  $20.6    $19.7    $17.4
                                                              =====    =====    =====
Policyholders' benefits ceded...............................  $20.7    $18.4    $22.7
                                                              =====    =====    =====
Policyholders' benefits assumed.............................  $ 5.5    $ 0.5    $ 0.0
                                                              =====    =====    =====

---------------
(1) Increase in 2000 is primarily related to business assumed from affiliate. See note 3.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2000 and 1999, securities loaned by the Company under this agreement had a carrying value of approximately $48.6 million and $18.0 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

     At December 31, 2000 and 1999, the Company had no single investment or series of investments with a single issuer, (excluding US Treasury securities and obligations of US government agencies) exceeding 2.2% and 1.7% of total cash and invested assets, respectively.

     The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2000 are Consumer Goods and Services of $199.4 million (19.7%), Non-Government Asset/Mortgage-Backed of $160.3 million (15.8%), and Energy of $124.0 million (12.2%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     At December 31, 1999, the industries that comprise 10% or more of the carrying value are Consumer Goods and Services of $173.0 million (16.5%), Energy of $137.9 million (13.2%), Non-Government Asset/ Mortgage-Backed of $135.1 million (12.9%), Public Utilities of $110.0 million (10.5%) and Government and Agencies of $107.9 million (10.3%).

     The Company holds below investment grade fixed maturity securities with a carrying value of $113.3 million at December 31, 2000. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 1999, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $55.0 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate. The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2000 and 1999 are as follows ($ in millions):

                                                                 2000               1999
                                                            ---------------    ---------------
GEOGRAPHIC REGION
West......................................................  $ 35.5     29.2%   $ 58.9     34.3%
Southeast.................................................    40.9     33.7      45.4     26.4
Mountain..................................................    23.9     19.6      28.4     16.5
Southwest.................................................     4.8      3.9      14.3      8.3
Midwest...................................................     8.7      7.2      14.2      8.3
Northeast.................................................     7.8      6.4      10.7      6.2
                                                            ------    -----    ------    -----
     Total................................................  $121.6    100.0%   $171.9    100.0%
                                                            ======    =====    ======    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2000 are: District of Columbia, $27.9 million (23.0%); California, $17.1 million (14.1%);Washington, $10.7 million (8.8%);
Idaho, $9.6 million (7.9%); New York, $7.8 million (6.4%); Oregon, $7.7 million (6.3%); Arizona, $6.5 million (5.3%); and Missouri, $6.3 million (5.2%).

     As of December 31, 2000 and 1999, the real estate and mortgage loan portfolio by property type were as follows ($ in millions):

                                                                 2000               1999
                                                            ---------------    ---------------
PROPERTY TYPE
Agricultural..............................................  $ 67.1     55.3%   $112.2     65.3%
Office buildings..........................................    42.0     34.5      46.9     27.3
Hotel.....................................................     5.4      4.4       5.3      3.1
Industrial................................................     2.4      2.0       2.3      1.3
Retail....................................................     1.7      1.4       2.0      1.2
Other.....................................................     1.6      1.3       1.8      1.0
Apartment buildings.......................................     1.4      1.1       1.4      0.8
                                                            ------    -----    ------    -----
     Total................................................  $121.6    100.0%   $171.9    100.0%
                                                            ======    =====    ======    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  COMMITMENTS AND CONTINGENCIES:

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends vigorously to defend that litigation. There can be no assurance that the present or future litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management, any additional liabilities for resolution of contingent liabilities, income taxes and other matters beyond that recorded in the financial statements as of December 31, 2000 will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At December 31, 2000, the Company had commitments to issue $4.8 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.535% to 8.20%. There were no outstanding commitments for private fixed maturity securities or commercial mortgages as of December 31, 2000.

13.  STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL:

     Statutory net income (loss) reported by the Company for the years ended December 31, 2000, 1999 and 1998 was $(35.9) million, $(18.2) million and $11.1 million, respectively. The combined statutory surplus of the Company as of December 31, 2000 and 1999 was $152.6 million and $140.2 million, respectively.

     In March 2000, the National Association of Insurance Commissioners ("NAIC") adopted Codification. Codification represents a new statutory accounting framework that has resulted in substantive changes to the 2001 NAIC Accounting Practices and Procedures Manual. This new framework must be applied in preparing statutory basis financial statements for all periods subsequent to December 31, 2000. In addition, the use of permitted practices is still allowed, however, any accounting differences from codified accounting principles must be disclosed and quantified in the footnotes to audited statutory financial statements and in the Annual Reports filed by insurance companies with the various state insurance departments.

     In April 2000, MONY Life's state of domicile, Arizona, adopted codification in its entirety.

     Management has determined that the effect of applying codified accounting principles will not be material to the statutory net income and surplus of MLOA.

     Each insurance company's state of domicile imposes minimum risk-based capital requirements. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements.

     As part of their routine regulatory oversight, the Arizona State Insurance Department is currently conducting its examination of the Company for each of the three years in the period ended December 31, 1999.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                      ATTAINED AGE                        DEATH BENEFIT
                      ------------                        -------------
40 and Under............................................       250%
41......................................................       243
42......................................................       236
43......................................................       229
44......................................................       222
45......................................................       215
46......................................................       209
47......................................................       203
48......................................................       197
49......................................................       191
50......................................................       185
51......................................................       178
52......................................................       171
53......................................................       164
54......................................................       157
55......................................................       150
56......................................................       146
57......................................................       142
58......................................................       138
59......................................................       134
60......................................................       130
61......................................................       128
62......................................................       126
63......................................................       124
64......................................................       122
65......................................................       120
66......................................................       119
67......................................................       118
68......................................................       117
69......................................................       116
70......................................................       115
71......................................................       113
72......................................................       111
73......................................................       109
74......................................................       107
75-90...................................................       105
91......................................................       104
92......................................................       103
93......................................................       102
94......................................................       101
95......................................................       100

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
40 and Under....................................             250%
41..............................................             243
42..............................................             236
43..............................................             229
44..............................................             222
45..............................................             215
46..............................................             209
47..............................................             203
48..............................................             197
49..............................................             191
50..............................................             185
51..............................................             178
52..............................................             211
53..............................................             210
54..............................................             208
55..............................................             206
56..............................................             204
57..............................................             203
58..............................................             202
59..............................................             203
60..............................................             204
61..............................................             205
62..............................................             206
63..............................................             207
64..............................................             208
65..............................................             209
66..............................................             210
67..............................................             211
68..............................................             212
69..............................................             213
70..............................................             214
71..............................................             215
72..............................................             216
73..............................................             217
74..............................................             218
75..............................................             214
76..............................................             207
77..............................................             199
78..............................................             192
79..............................................             186
80..............................................             180
81..............................................             174
82..............................................             169

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
83..............................................             164
84..............................................             159
85..............................................             145
86..............................................             133
87..............................................             120
88..............................................             105
89..............................................             105
90..............................................             105
91..............................................             104
92..............................................             103
93..............................................             102
94..............................................             101
95..............................................             100

                                   APPENDIX C

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                      MALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         728.68%                      590.77%
19.........................         707.62                       574.17
20.........................         687.37                       558.07
21.........................         667.46                       542.22
22.........................         647.92                       526.63
23.........................         628.74                       511.31
24.........................         609.54                       496.26
25.........................         590.76                       481.26
26.........................         572.38                       466.56
27.........................         554.10                       451.96
28.........................         536.27                       437.70
29.........................         518.88                       423.75
30.........................         501.92                       410.14
31.........................         485.40                       397.00
32.........................         469.31                       384.18
33.........................         453.85                       371.79
34.........................         438.80                       359.81
35.........................         424.14                       348.23
36.........................         410.04                       337.03
37.........................         396.46                       326.18
38.........................         383.38                       315.76
39.........................         370.76                       305.81
40.........................         358.57                       296.22
41.........................         346.81                       287.04
42.........................         335.54                       278.22
43.........................         324.63                       269.81
44.........................         314.16                       261.75
45.........................         304.09                       254.03
46.........................         294.39                       246.61
47.........................         285.04                       239.50
48.........................         276.02                       232.68
49.........................         267.36                       226.16
50.........................         259.04                       219.90
51.........................         251.02                       213.88
52.........................         243.33                       208.11
53.........................         235.94                       202.60
54.........................         228.86                       197.34
55.........................         222.06                       192.33
56.........................         215.56                       187.55
57.........................         209.33                       182.99
58.........................         203.37                       178.63

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
59.........................         197.66                       174.46
60.........................         192.20                       170.45
61.........................         186.98                       166.61
62.........................         181.99                       162.94
63.........................         177.22                       159.45
64.........................         172.68                       156.13
65.........................         168.35                       152.99
66.........................         164.24                       150.02
67.........................         160.33                       147.20
68.........................         156.60                       144.52
69.........................         153.06                       141.95
70.........................         149.67                       139.49
71.........................         146.45                       137.14
72.........................         143.43                       134.90
73.........................         140.55                       132.78
74.........................         137.83                       130.79
75.........................         135.30                       128.92
76.........................         132.92                       127.18
77.........................         130.69                       125.56
78.........................         128.59                       124.03
79.........................         126.59                       122.59
80.........................         124.70                       121.20
81.........................         122.89                       119.86
82.........................         121.17                       118.59
83.........................         119.55                       117.37
84.........................         118.03                       116.23
85.........................         116.60                       115.14
86.........................         115.26                       114.11
87.........................         113.97                       113.09
88.........................         112.72                       112.05
89.........................         111.47                       111.00
90.........................         110.17                       109.86
91.........................         108.76                       108.59
92.........................         107.18                       107.09
93.........................         105.31                       105.27
94.........................         103.00                       102.99
95.........................         100.00                       100.00

                                   APPENDIX D

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                     FEMALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         834.33%                      734.20%
19.........................         807.96                       710.85
20.........................         782.15                       688.01
21.........................         756.99                       666.21
22.........................         733.03                       644.93
23.........................         709.65                       624.17
24.........................         686.84                       603.93
25.........................         664.60                       584.56
26.........................         642.93                       565.67
27.........................         621.82                       547.24
28.........................         601.64                       529.58
29.........................         581.97                       512.35
30.........................         562.81                       495.56
31.........................         544.16                       479.44
32.........................         526.29                       463.72
33.........................         508.89                       448.60
34.........................         491.95                       434.04
35.........................         475.69                       420.02
36.........................         459.86                       406.34
37.........................         444.65                       393.15
38.........................         430.01                       380.55
39.........................         415.92                       368.49
40.........................         402.34                       356.94
41.........................         389.25                       345.85
42.........................         376.74                       335.30
43.........................         364.65                       325.13
44.........................         353.07                       315.41
45.........................         341.85                       306.10
46.........................         331.09                       297.10
47.........................         320.73                       288.44
48.........................         310.68                       280.11
49.........................         300.99                       272.07
50.........................         291.71                       264.37
51.........................         282.75                       256.96
52.........................         274.14                       249.83
53.........................         265.85                       242.95
54.........................         257.86                       236.34
55.........................         250.15                       229.97
56.........................         242.74                       223.86
57.........................         235.60                       217.95
58.........................         228.71                       212.21

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
59.........................         222.05                       206.64
60.........................         215.61                       201.22
61.........................         209.36                       195.96
62.........................         203.34                       190.86
63.........................         197.56                       185.95
64.........................         192.00                       181.25
65.........................         186.70                       176.77
66.........................         181.65                       172.48
67.........................         176.83                       168.37
68.........................         172.20                       164.42
69.........................         167.73                       160.60
70.........................         163.41                       156.89
71.........................         159.25                       153.30
72.........................         155.27                       149.84
73.........................         151.47                       146.54
74.........................         147.87                       143.42
75.........................         144.48                       140.48
76.........................         141.28                       137.72
77.........................         138.27                       135.12
78.........................         135.43                       132.65
79.........................         132.74                       130.32
80.........................         130.18                       128.09
81.........................         127.75                       125.96
82.........................         125.46                       123.93
83.........................         123.30                       122.01
84.........................         121.27                       120.20
85.........................         119.37                       118.50
86.........................         117.58                       116.89
87.........................         115.88                       115.36
88.........................         114.25                       113.87
89.........................         112.64                       112.39
90.........................         111.03                       110.86
91.........................         109.35                       109.25
92.........................         107.54                       107.49
93.........................         105.49                       105.47
94.........................         103.05                       103.05
95.........................         100.00                       100.00

                                   APPENDIX E

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                      MALE

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------

   18                728.68%                 590.77%

   19                707.62                  574.17

   20                687.37                  558.07

   21                667.46                  542.22

   22                647.92                  526.63

   23                628.74                  511.31

   24                609.54                  496.26

   25                590.76                  481.26

   26                572.38                  466.56

   27                554.10                  451.96

   28                536.27                  437.70

   29                518.88                  423.75

   30                501.92                  410.14

   31                485.40                  397.00

   32                469.31                  384.18

   33                453.85                  371.79

   34                438.80                  359.81

   35                424.14                  348.23

   36                410.04                  337.03

   37                396.46                  326.18

   38                383.38                  315.76

   39                370.76                  305.81

   40                358.57                  296.22

   41                346.81                  287.04

   42                335.54                  278.22

   43                324.63                  269.81

   44                314.16                  261.75

   45                304.09                  254.03

   46                294.39                  246.61

   47                285.04                  239.50

   48                276.02                  232.68

   49                267.36                  226.16

   50                259.04                  219.90

   51                251.02                  213.88

   52                247.00                  211.25

   53                244.00                  209.53

   54                241.00                  207.81

   55                238.00                  206.14

   56                235.00                  204.47

   57                232.00                  202.80

   58                230.00                  202.03

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------

   59                230.00                  203.00

   60                230.00                  203.98

   61                230.00                  204.95

   62                230.00                  205.93

   63                230.00                  206.95

   64                230.00                  207.96

   65                230.00                  209.01

   66                230.00                  210.08

   67                230.00                  211.17

   68                230.00                  212.25

   69                230.00                  213.31

   70                230.00                  214.36

   71                230.00                  215.38

   72                230.00                  216.32

   73                230.00                  217.29

   74                230.00                  218.24

   75                221.89                  211.43

   76                214.00                  204.76

   77                205.18                  197.13

   78                196.74                  189.77

   79                189.89                  183.88

   80                183.31                  178.16

   81                176.96                  172.61

   82                170.85                  167.21

   83                164.98                  161.98

   84                159.34                  156.91

   85                145.75                  143.93

   86                132.55                  131.22

   87                119.67                  118.74

   88                112.72                  112.05

   89                111.47                  111.00

   90                110.17                  109.86

   91                108.76                  108.59

   92                107.18                  107.09

   93                105.31                  105.27

   94                103.00                  102.99

   95                100.00                  100.00

                                   APPENDIX F

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                     FEMALE

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------

   18                834.33%                 734.20%

   19                807.96                  710.85

   20                782.15                  688.01

   21                756.99                  666.21

   22                733.03                  644.93

   23                709.65                  624.17

   24                686.84                  603.93

   25                664.60                  584.56

   26                642.93                  565.67

   27                621.82                  547.24

   28                601.64                  529.58

   29                581.97                  512.35

   30                562.81                  495.56

   31                544.16                  479.44

   32                526.29                  463.72

   33                508.89                  448.60

   34                491.95                  434.04

   35                475.69                  420.02

   36                459.86                  406.34

   37                444.65                  393.15

   38                430.01                  380.55

   39                415.92                  368.49

   40                402.34                  356.94

   41                389.25                  345.85

   42                376.74                  335.30

   43                364.65                  325.13

   44                353.07                  315.41

   45                341.85                  306.10

   46                331.09                  297.10

   47                320.73                  288.44

   48                310.68                  280.11

   49                300.99                  272.07

   50                291.71                  264.37

   51                282.75                  256.96

   52                278.27                  253.60

   53                274.93                  251.25

   54                271.54                  248.87

   55                268.10                  246.47

   56                264.63                  244.05

   57                261.11                  241.54

   58                258.66                  240.00

   59                258.39                  240.05

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------

   60                258.02                  240.80

   61                257.53                  241.05

   62                256.99                  241.22

   63                256.40                  241.34

   64                255.74                  241.41

   65                255.07                  241.50

   66                254.38                  241.53

   67                253.67                  241.53

   68                252.90                  241.48

   69                252.06                  241.33

   70                251.12                  241.10

   71                250.12                  240.76

   72                248.99                  240.27

   73                247.88                  239.81

   74                246.75                  239.32

   75                236.94                  230.39

   76                227.46                  221.72

   77                217.08                  212.13

   78                207.21                  202.96

   79                199.11                  195.47

   80                191.37                  188.29

   81                183.97                  181.38

   82                176.90                  174.74

   83                170.15                  168.37

   84                163.72                  162.26

   85                149.21                  148.13

   86                135.22                  134.43

   87                121.68                  121.13

   88                114.25                  113.87

   89                112.64                  112.39

   90                111.03                  110.86

   91                109.35                  109.25

   92                107.54                  107.49

   93                105.49                  105.47

   94                103.05                  103.05

   95                100.00                  100.00

                                   APPENDIX G

              ILLUSTRATIONS OF DEATH PROCEEDS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds and Surrender Values can vary over an extended period of time. In addition, each table compares these values with premium paid accumulated with interest.

     The Policies illustrated include the following:

                                                         DEF. OF      DEATH                TARGET
                                                        LIFE INS.    BENEFIT   SPECIFIED    DEATH     SEE
SEX   AGE   UNDERWRITING METHOD          SMOKER            TEST      OPTION     AMOUNT     BENEFIT   PAGES
----  ---   -------------------          ------         ----------   -------   ---------  ---------  -----
Male  45      Medical Issue       Preferred Non-Smoker   CVAT         1        1,000,000  1,000,000   G-6
Male  45      Medical Issue       Preferred Non-Smoker   CVAT         2        1,000,000  1,000,000   G-7
Male  45      Medical Issue       Preferred Non-Smoker    GPT         1        1,000,000  1,000,000   G-8
Male  45      Medical Issue       Preferred Non-Smoker    GPT         2        1,000,000  1,000,000   G-9
Male  45      Guaranteed Issue    Non-Smoker             CVAT         1        1,000,000  1,000,000   G-10
Male  45      Guaranteed Issue    Non-Smoker             CVAT         2        1,000,000  1,000,000   G-11
Male  45      Guaranteed Issue    Non-Smoker              GPT         1        1,000,000  1,000,000   G-12
Male  45      Guaranteed Issue    Non-Smoker              GPT         2        1,000,000  1,000,000   G-13

     The tables show how Death Proceeds and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Proceeds and Surrender Values will be different if the returns averaged 0% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

     The amounts shown for Death Proceeds and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges. Account Value is not shown in the accompanying tables.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 47) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of the Policy year reflect a daily charge against the Portfolios. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a mortality and expense risk charge of .30% annually beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.

     Since the Company is unable to predict how a particular Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.87% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. For a detailed description of actual expenses and expense reimbursements, see pages 4-6. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.

     The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.87%, and on 12% it would be 11.13%.

     The tables assume the deduction of charges including administrative and sale charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0% and 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and the sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit and Schedule Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Schedule Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     This page, beginning with the next paragraph, page G-3, and page G-4 to the section headed "Additional Riders and Benefits Included in This Proposal", will precede each of the flexible premium variable life to age 95 compliance reports statements and page G-4 from and after the section headed "Additional Riders and Benefits Included in This Proposal" on page G-4 and concluding on page G-5 will follow each of the flexible premium variable life to age 95 compliance reports statements which begin on page G-6.

     The Corporate Sponsored Variable Universal Life is a flexible premium variable life insurance policy which provides insurance to maturity age 95. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

     The Death Proceeds, Account Value and Surrender Value under CSVUL Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investments return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

     Subject to the terms of the policy, the policyowner may select and change the death benefit Option. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy. Under Option 1, the death benefit will be equal to the Specified Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage.

     These illustrations of Death Proceeds, Account Value and Surrender Value are designed to show the way in which variable life insurance operates. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

     The values of each subaccount may vary up and down and the policyowner may vary how premiums and cash values are allocated among the subaccounts. Illustrations are based on assumed allocations and hypothetical rates of return and reflect both guaranteed and non-guaranteed charges, fees and deductions. These assumptions are made for illustrative purposes only and actual performance may differ from what is shown.

     Death Proceeds, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts for the Death Proceeds, Account Value and Surrender Value are as of the end of the policy year and take into consideration the charges and expenses assessed by the policy as well as those assessed by the underlying funds.

     The daily charge for investment advisory services and other costs and expenses of operating the underlying Fund Portfolio varies by subaccount and ranges from 0.26% to 1.50% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration, the charge assumed is equivalent to an annual rate of 0.87%. The actual charge will depend upon the policyowner's choice of subaccounts.

     The daily charges discussed in the second paragraph above are effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parentheses next to the hypothetical gross rate.

COLUMN DESCRIPTIONS
AND KEY TERMS                Age EOY:  Insured's attained age at the end of the
                             policy year.

                             Net Premium Outlay: The annualized out-of-pocket payments for each policy year including scheduled and any anticipated unscheduled premium payments less any illustrated surrenders or loans plus loan interest, if any. Premium payments are assumed to be paid at the beginning of each premium paying period.

                             Premium Accumulated at 5%: The amount to which the premiums paid for the policy to the end of the policy year would accumulate if an amount equal to such premium were invested to earn interest, after taxes at 5% compounded annually.

                             Annual Loan: Reflects any loans that have been requested.

                             Partial Surrenders from Insurance Policy: Reflects any partial surrenders that have been requested. A partial surrender could reduce the Death Proceeds, and will reduce the Account Value and Surrender Value by the amount surrendered plus a transaction fee, which is the lesser of $25 or 2% of the amount surrendered.

                             Cash Value: Account Value plus any applicable refund of sales charge.

                             Death Benefit: The greater of the Target Death Benefit and the Base Death Benefit.

                             GUARANTEED CHARGES AT 0.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                             GUARANTEED CHARGES AT 12.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a

                             12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                             CURRENT CHARGES AT 12.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rate plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any rider if the insured's death occurs at the end of the policy year, assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rates.

            ADDITIONAL RIDERS AND BENEFITS INCLUDED IN THIS PROPOSAL

     This illustration includes the following optional insurance benefits that can be added to the policy by Rider. A charge will be deducted monthly from the Account Value for each of the optional benefits added to the Policy. The following is a brief summary of the Riders. Refer to the prospectus for further explanations of each Rider.

     Term Insurance Rider:  None.

                             ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as modified endowment.

     This illustration has been checked against federal tax laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

- Initial 7-pay premium..............                             $52,449.81
- Target premium.....................                             $52,449.81
                                              Note: this amount is shown, if
                                            applicable, on each illustration
- Initial Guideline single...........                          which follows
                                              Note: this amount is shown, if
                                            applicable, on each illustration
- Initial Guideline annual...........                          which follows

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflects the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's Surrender Value includes any sales charge refund on full surrender. The sale charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule: Year 1 - 100%, Year 2 - 66.67%, Year 3 - 33.33%.

     Premiums less the following deductions are added to the Account Value. (1) A premium tax charge of 2.00% of gross premium in all years, (2) a sales charge of the gross premium equal to 9.00% up to the target premium in years 1 - 10, 0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years, (3) a DAC tax charge of 1.25% of gross premium in all years. An administrative charge is deducted each month. During the first 36 months the charge is $12.50 per month for fully underwritten policies and $10.50 per month for guaranteed issue policies; thereafter, the charge is $7.50 per month.

     Those columns assuming guaranteed charges use the current monthly mortality charge and current charges for rider benefits, if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter, these columns use guaranteed charges for monthly mortality charges, rider benefits, if any, and the assumed hypothetical gross annual investment indicated. Those columns assuming current charges are based upon "current charges" and the assumed gross annual investment return indicated.

     The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                       [INCLUDED IF LOAN IS ILLUSTRATED]

     A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. It is anticipated but not guaranteed that after the 10th policy anniversary the annual interest rate applicable to this loan amount will be .30% higher than the rate applicable to policies of the same type which have not reached their 10th anniversary. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. If loan interest is not paid by the policyholder when due, the amount of the loan interest will be added to the amount of loan outstanding. This will have the effect of reducing the cash value of the policy and may reduce benefits available under the policy. Depending upon the performance of the subaccounts chosen by the policyholder, the cash value available for loans may be more or less than the amount of the premiums paid by the policyholder. Similarly, the amount of cash value available for surrenders will depend upon the performance of the subaccounts chosen by the policyholder, and the cash value available for surrenders may be more or less than the amount of premiums paid by the policyholder. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

                                                               PREPARED: 4/30/99

                          LIFE INSURANCE ILLUSTRATION
                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 1
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,330    1,000,000       53,712    1,000,000       53,712    1,000,000
2        47    52,449      112,896     0          0         88,059    1,000,000      104,516    1,000,000      106,004    1,000,000
3        48    52,449      173,613     0          0        127,123    1,000,000      160,795    1,000,000      163,627    1,000,000
4        49    52,449      237,365     0          0        165,508    1,000,000      223,139    1,000,000      227,374    1,000,000
5        50    52,449      304,305     0          0        204,765    1,000,000      293,767    1,000,000      299,466    1,000,000

6        51    52,449      374,591     0          0        243,354    1,000,000      371,896    1,000,000      379,361    1,000,000
7        52    52,449      448,392     0          0        281,225    1,000,000      457,811    1,149,196      467,513    1,173,551
8        53         0      470,812     0          0        272,802    1,000,000      501,380    1,220,009      513,951    1,250,596
9        54         0      494,352     0          0        264,017    1,000,000      548,896    1,295,066      565,145    1,333,404
10       55         0      519,070     0          0        254,863    1,000,000      600,735    1,374,843      621,592    1,422,575

11       56         0      545,023     0          0        245,615    1,000,000      658,205    1,461,609      685,791    1,522,868
12       57         0      572,275     0          0        235,782    1,000,000      720,846    1,553,856      756,587    1,630,899
13       58         0      600,888     0          0        225,350    1,000,000      789,158    1,651,945      834,668    1,747,212
14       59         0      630,933     0          0        214,210    1,000,000      863,583    1,756,269      920,229    1,871,470
15       60         0      662,479     0          0        202,249    1,000,000      944,602    1,867,101    1,013,890    2,004,056

16       61         0      695,603     0          0        189,345    1,000,000    1,032,738    1,984,922    1,116,202    2,145,340
17       62         0      730,383     0          0        175,370    1,000,000    1,128,558    2,110,178    1,228,003    2,296,121
18       63         0      766,902     0          0        160,187    1,000,000    1,232,686    2,243,365    1,349,959    2,456,791
19       64         0      805,247     0          0        143,444    1,000,000    1,345,551    2,384,586    1,483,607    2,629,248
20       65         0      845,510     0          0        125,075    1,000,000    1,467,989    2,534,924    1,630,130    2,814,908

@age 70             0    1,079,108     0          0         lapsed       lapsed    2,248,568    3,441,657    2,631,528    4,027,817
@age 85             0    2,243,387     0          0                                7,331,061    8,652,851   10,534,703   12,434,111
@age 95             0    3,654,240     0          0                               16,015,215   16,495,671   26,315,657   27,105,126

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 2
TAX BRACKET %: 33% (ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                      GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                           -----------------------------------------------   -----------------------
                                                                                 HYPOTHETICAL RATES OF RETURN
                                                PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                  NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY    AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR        EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------    ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1         46    52,449       55,071     0          0         48,255    1,043,534       53,628    1,048,907       53,628    1,048,907
2         47    52,449      112,896     0          0         87,673    1,084,526      104,052    1,100,905      105,700    1,102,553
3         48    52,449      173,613     0          0        126,253    1,124,680      159,664    1,158,090      162,878    1,161,305
4         49    52,449      237,365     0          0        163,948    1,163,948      220,943    1,220,943      225,889    1,225,889
5         50    52,449      304,305     0          0        202,284    1,202,284      289,993    1,289,993      296,851    1,296,851

6         51    52,449      374,591     0          0        239,703    1,239,703      365,889    1,365,889      375,239    1,375,239
7         52    52,449      448,392     0          0        276,097    1,276,097      449,221    1,449,221      461,831    1,461,831
8         53         0      470,812     0          0        266,132    1,266,132      489,926    1,489,926      506,644    1,506,644
9         54         0      494,352     0          0        255,717    1,255,717      534,257    1,534,257      556,147    1,556,147
10        55         0      519,070     0          0        244,859    1,244,859      582,593    1,582,593      610,831    1,610,831

11        56         0      545,023     0          0        233,802    1,233,802      636,188    1,636,188      673,133    1,673,133
12        57         0      572,275     0          0        222,056    1,222,056      694,592    1,694,592      741,908    1,741,908
13        58         0      600,888     0          0        209,630    1,209,630      758,317    1,758,317      817,855    1,817,855
14        59         0      630,933     0          0        196,415    1,196,415      827,802    1,827,802      901,114    1,901,114
15        60         0      662,479     0          0        182,300    1,182,300      903,533    1,903,533      992,346    1,992,346

16        61         0      695,503     0          0        167,179    1,167,179      986,046    1,986,046    1,092,160    2,099,132
17        62         0      730,383     0          0        150,946    1,150,946    1,075,935    2,075,935    1,201,412    2,246,401
18        63         0      766,902     0          0        133,496    1,133,496    1,173,858    2,173,858    1,320,706    2,403,552
19        64         0      805,247     0          0        114,488    1,114,488    1,280,289    2,280,289    1,445,455    2,572,268
20        65         0      845,510     0          0         93,942    1,093,942    1,396,120    2,396,120    1,594,801    2,753,902

@age 69              0    1,027,722     0          0         lapsed       lapsed    1,965,280    3,077,628    2,340,473    3,665,180
@age 85              0    2,243,387     0          0                                6,969,948    8,226,629   10,306,276   12,164,497
@age 95              0    3,654,240     0          0                               14,861,668   15,861,668   25,698,251   26,698,251

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $19,856.92
INITIAL DEATH BENEFIT OPTION: OPTION 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,856.92
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------    -------    ------   ---------   ---------   --------    ---------     --------    ---------     --------
   1     46    19,857       20,850     0          0         17,168    1,000,000       19,133    1,000,000       19,133    1,000,000

   2     47    19,857       42,742     0          0         29,905    1,000,000       35,771    1,000,000       37,363    1,000,000

   3     48    19,857       65,729     0          0         42,266    1,000,000       54,040    1,000,000       57,126    1,000,000

   4     49    19,857       89,865     0          0         54,209    1,000,000       74,074    1,000,000       78,789    1,000,000

   5     50    19,857      115,208     0          0         66,283    1,000,000       96,614    1,000,000      103,104    1,000,000


   6     51    19,857      141,818     0          0         77,906    1,000,000      121,289    1,000,000      130,051    1,000,000

   7     52    19,857      169,759     0          0         88,981    1,000,000      148,245    1,000,000      159,914    1,000,000

   8     53    19,857      199,097     0          0         99,525    1,000,000      177,762    1,000,000      193,010    1,000,000

   9     54    19,857      229,901     0          0        109,447    1,000,000      210,053    1,000,000      229,687    1,000,000

  10     55    19,857      262,246     0          0        118,764    1,000,000      245,469    1,000,000      270,335    1,000,000


  11     56    19,857      296,208     0          0        129,362    1,000,000      286,740    1,000,000      318,234    1,000,000

  12     57    19,857      331,868     0          0        139,186    1,000,000      332,147    1,000,000      371,317    1,000,000

  13     58    19,857      369,311     0          0        148,256    1,000,000      382,252    1,000,000      430,194    1,000,000

  14     59    19,857      408,627     0          0        156,490    1,000,000      437,616    1,000,000      495,207    1,000,000

  15     60    19,857      449,908     0          0        163,806    1,000,000      498,906    1,000,000      567,106    1,000,000


  16     61    19,857      493,253     0          0        170,124    1,000,000      566,911    1,000,000      646,726    1,000,000

  17     62    19,857      538,765     0          0        175,361    1,000,000      642,560    1,000,000      735,161    1,000,000

  18     63    19,857      586,553     0          0        179,432    1,000,000      726,960    1,000,000      833,515    1,050,229

  19     64    19,857      636,731     0          0        182,056    1,000,000      821,347    1,018,470      942,336    1,168,497

  20     65    19,857      689,417     0          0        183,236    1,000,000      925,927    1,129,631    1,062,603    1,296,376


  @age 77      19,857    1,475,344     0          0         lapsed       lapsed    3,406,500    3,576,825    4,024,565    4,225,793

  @age 85      19,857    2,518,643     0          0                                7,568,843    7,947,285    9,205,197    9,665,456

  @age 95      19,857    4,364,849     0          0                               19,338,629   19,532,015   24,924,932   25,174,181

---------------

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $49,136.68
INITIAL DEATH BENEFIT OPTION: OPTION 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,136.68
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    49,137       51,594     0          0         45,093    1,040,670       50,119    1,045,697       50,119    1,045,697
2        47    49,137      105,767     0          0         81,788    1,078,840       97,095    1,094,147       98,743    1,095,795
3        48    49,137      162,649     0          0        117,687    1,116,213      148,889    1,147,415      152,104    1,150,630
4        49    49,137      222,374     0          0        152,741    1,152,741      205,940    1,205,940      210,885    1,210,885
5        50    49,137      285,087     0          0        188,377    1,183,377      270,209    1,270,209      277,067    1,277,067

6        51    49,137      350,935     0          0        223,135    1,223,135      340,824    1,340,824      350,174    1,350,174
7        52    49,137      420,075     0          0        256,908    1,256,908      418,322    1,418,322      430,932    1,430,932
8        53    49,137      492,672     0          0        289,710    1,289,710      503,423    1,503,423      520,141    1,520,141
9        54    49,137      568,899     0          0        321,436    1,321,436      596,796    1,596,796      618,686    1,618,686
10       55    49,137      648,937     0          0        352,103    1,352,103      699,306    1,699,306      727,544    1,727,544

11       56    49,137      732,978     0          0        386,550    1,386,550      817,903    1,817,903      855,121    1,855,121
12       57    49,137      821,220     0          0        419,710    1,419,710      948,219    1,948,219      996,218    1,996,218
13       58    49,137      913,875     0          0        451,600    1,451,600    1,091,500    2,091,500    1,152,296    2,152,296
14       59    49,137    1,011,162     0          0        482,116    1,482,116    1,249,000    2,249,000    1,324,337    2,324,337
15       60    49,137    1,113,313     0          0        511,158    1,511,158    1,422,101    2,422,101    1,513,937    2,513,937

16       61    49,137    1,220,573     0          0        538,627    1,538,627    1,612,336    2,612,336    1,722,740    2,722,740
17       62    49,137    1,333,195     0          0        564,423    1,564,423    1,821,400    2,821,400    1,952,818    2,952,818
18       63    49,137    1,451,448     0          0        588,450    1,588,450    2,051,167    3,051,167    2,206,214    3,206,214
19       64    49,137    1,575,613     0          0        610,373    1,610,373    2,303,457    3,303,457    2,485,954    3,485,954
20       65    49,137    1,705,987     0          0        630,220    1,603,220    2,580,668    3,580,665    2,794,883    3,794,883

@age 86        49,137    6,595,693     0          0         lapsed       lapsed   21,563,529   22,641,704   26,122,847   27,428,988
@age 90        49,137    8,518,643     0          0                               31,267,183   32,830,541   38,866,185   40,809,492
@age 95        49,137    4,364,849     0          0                               49,802,161   50,802,161   63,852,027   64,852,027

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 1
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,353    1,000,000       53,737    1,000,000       53,737    1,000,000
2        47    52,449      112,896     0          0         88,106    1,000,000      104,570    1,000,000      105,829    1,000,000
3        48    52,449      173,613     0          0        127,194    1,000,000      160,880    1,000,000      162,921    1,000,000
4        49    52,449      237,365     0          0        165,578    1,000,000      223,233    1,000,000      225,895    1,000,000
5        50    52,449      304,305     0          0        204,834    1,000,000      293,871    1,000,000      296,917    1,000,000

6        51    52,449      374,591     0          0        243,422    1,000,000      372,012    1,000,000      375,475    1,000,000
7        52    52,449      448,392     0          0        281,293    1,000,000      457,937    1,149,514      461,899    1,159,459
8        53         0      470,812     0          0        272,870    1,000,000      501,519    1,220,347      506,120    1,231,542
9        54         0      494,352     0          0        264,084    1,000,000      549,048    1,295,425      554,539    1,308,378
10       55         0      519,070     0          0        254,929    1,000,000      600,902    1,375,224      607,569    1,390,483

11       56         0      545,023     0          0        245,681    1,000,000      658,387    1,462,014      669,043    1,485,676
12       57         0      572,275     0          0        235,848    1,000,000      721,046    1,554,287      736,776    1,588,195
13       58         0      600,888     0          0        225,415    1,000,000      789,377    1,652,403      811,106    1,697,888
14       59         0      630,933     0          0        214,275    1,000,000      863,823    1,756,756      892,696    1,815,476
15       60         0      662,479     0          0        202,314    1,000,000      944,864    1,867,619      982,169    1,941,356

16       61         0      695,603     0          0        189,410    1,000,000    1,033,024    1,985,473    1,080,559    2,076,834
17       62         0      730,383     0          0        175,435    1,000,000    1,128,871    2,110,764    1,189,160    2,223,491
18       63         0      766,902     0          0        160,252    1,000,000    1,233,028    2,243,987    1,308,671    2,381,651
19       64         0      805,247     0          0        143,510    1,000,000    1,345,925    2,385,247    1,440,497    2,552,849
20       65         0      845,510     0          0        125,141    1,000,000    1,468,397    2,535,628    1,585,940    2,738,602

@age 70             0    1,079,108     0          0         lapsed       lapsed    2,249,192    3,442,613    2,559,123    3,916,993
@age 85             0    2,243,387     0          0                                7,333,096    8,655,254   10,457,346   12,342,806
@age 95             0    3,654,240     0          0                               16,019,662   16,500,252   26,897,668   27,704,597

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 2
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,279    1,043,558       53,653    1,048,933       53,653    1,048,933
2        47    52,449      112,896     0          0         87,720    1,084,573      104,105    1,100,958      105,499    1,102,352
3        48    52,449      173,613     0          0        126,323    1,124,750      159,748    1,158,174      162,049    1,160,475
4        49    52,449      237,365     0          0        164,017    1,164,017      221,036    1,221,036      224,085    1,224,085
5        50    52,449      304,305     0          0        202,353    1,202,353      290,096    1,290,096      293,591    1,293,591

6        51    52,449      374,591     0          0        239,770    1,239,770      366,003    1,366,003      369,990    1,369,990
7        52    52,449      448,392     0          0        276,163    1,276,163      449,347    1,449,347      454,004    1,454,004
8        53         0      470,812     0          0        266,197    1,266,197      490,064    1,490,064      495,590    1,495,590
9        54         0      494,352     0          0        255,781    1,255,781      534,410    1,534,410      541,147    1,541,147
10       55         0      519,070     0          0        244,922    1,244,922      582,762    1,582,762      591,092    1,591,092

11       56         0      545,023     0          0        233,864    1,233,864      636,375    1,636,375      649,613    1,649,613
12       57         0      572,275     0          0        222,118    1,222,118      694,799    1,694,799      714,198    1,714,198
13       58         0      600,888     0          0        209,691    1,209,691      758,546    1,758,546      785,123    1,785,123
14       59         0      630,933     0          0        196,475    1,196,475      828,056    1,828,056      863,070    1,863,070
15       60         0      662,479     0          0        182,359    1,182,359      903,813    1,903,813      948,671    1,948,671

16       61         0      695,603     0          0        167,238    1,167,238      986,356    1,986,356    1,043,008    2,043,008
17       62         0      730,383     0          0        151,004    1,151,004    1,076,278    2,076,278    1,147,403    2,147,403
18       63         0      766,902     0          0        133,553    1,133,553    1,174,238    2,174,238    1,262,521    2,297,663
19       64         0      805,247     0          0        114,545    1,114,545    1,280,708    2,280,708    1,389,654    2,462,744
20       65         0      845,510     0          0         93,998    1,093,998    1,396,584    2,411,621    1,529,960    2,641,934

@age 69             0    1,027,722     0          0         lapsed       lapsed    1,965,942    3,078,665    2,244,515    3,514,910
@age 85             0    2,243,387     0          0                                6,972,297    8,229,402   10,088,035   11,906,908
@age 95             0    3,654,240     0          0                               14,867,134   15,867,134   25,915,977   26,915,977

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAMED, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $19,852.79
INITIAL DEATH BENEFIT OPTION: OPTION 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,852.79
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    19,853       20,845     0          0         17,188    1,000,000       19,154    1,000,000       19,154    1,000,000
2        47    19,853       42,733     0          0         29,945    1,000,000       35,816    1,000,000       37,163    1,000,000
3        48    19,853       65,715     0          0         42,326    1,000,000       54,112    1,000,000       56,326    1,000,000
4        49    19,853       89,846     0          0         54,265    1,000,000       74,150    1,000,000       77,076    1,000,000
5        50    19,853      115,184     0          0         66,335    1,000,000       96,693    1,000,000      100,056    1,000,000
6        51    19,853      141,789     0          0         77,953    1,000,000      121,373    1,000,000      125,217    1,000,000
7        52    19,853      169,724     0          0         89,025    1,000,000      148,335    1,000,000      152,821    1,000,000
8        53    19,853      199,055     0          0         99,565    1,000,000      177,858    1,000,000      183,157    1,000,000
9        54    19,853      229,853     0          0        109,483    1,000,000      210,155    1,000,000      216,551    1,000,000
10       55    19,853      262,192     0          0        118,796    1,000,000      245,578    1,000,000      253,369    1,000,000
11       56    19,853      296,147     0          0        129,390    1,000,000      286,857    1,000,000      298,184    1,000,000
12       57    19,853      331,799     0          0        139,210    1,000,000      332,274    1,000,000      347,912    1,000,000
13       58    19,853      369,235     0          0        148,276    1,000,000      382,388    1,000,000      402,902    1,000,000
14       59    19,853      408,542     0          0        156,505    1,000,000      437,764    1,000,000      463,825    1,000,000
15       60    19,853      449,814     0          0        163,818    1,000,000      499,068    1,000,000      531,377    1,000,000
16       61    19,853      493,150     0          0        170,131    1,000,000      567,087    1,000,000      606,538    1,000,000
17       62    19,853      538,653     0          0        175,364    1,000,000      642,754    1,000,000      690,403    1,000,000
18       63    19,853      586,431     0          0        179,432    1,000,000      727,173    1,000,000      783,906    1,000,000
19       64    19,853      636,598     0          0        182,052    1,000,000      821,582    1,018,761      887,936    1,101,041
20       65    19,853      689,274     0          0        183,228    1,000,000      926,181    1,129,941    1,003,085    1,223,763
@age 77        19,853    1,569,634     0          0         lapsed       lapsed    3,070,993    3,407,215    3,826,303    4,017,618
@age 85        19,853    2,518,119     0          0                                7,570,331    7,750,311    8,799,188    9,239,147
@age 95        19,853    4,363,939     0          0                               19,342,298   19,342,298   24,115,956   24,357,115

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAMED, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $49,133.41
INITIAL DEATH BENEFIT OPTION: OPTION 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,133.41
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48
TAX BRACKET %: 33%(ee)/40%(er)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                      GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                           -----------------------------------------------   -----------------------
                                                                                 HYPOTHETICAL RATES OF RETURN
                                                PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM              SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM     ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY       @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ----------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    49,133        51,590     0          0         45,113    1,040,691       50,141    1,045,719       50,141    1,045,719
2        47    49,133       105,760     0          0         81,829    1,078,881       97,142    1,094,194       98,536    1,095,588
3        48    49,133       162,638     0          0        117,749    1,116,275      148,963    1,147,489      151,263    1,149,789
4        49    49,133       222,360     0          0        152,799    1,152,799      206,018    1,206,018      209,067    1,209,067
5        50    49,133       285,068     0          0        188,432    1,188,432      270,293    1,270,293      273,787    1,273,787
6        51    49,133       350,911     0          0        223,186    1,223,186      340,913    1,340,913      344,900    1,344,900
7        52    49,133       420,047     0          0        256,955    1,256,955      418,417    1,418,417      423,075    1,423,075
8        53    49,133       492,639     0          0        289,754    1,289,754      503,525    1,503,525      509,050    1,509,050
9        54    49,133       568,861     0          0        321,477    1,321,477      596,905    1,596,905      603,643    1,603,643
10       55    49,133       648,894     0          0        352,140    1,352,140      699,424    1,699,424      707,754    1,707,754
11       56    49,133       732,929     0          0        386,584    1,386,584      818,029    1,818,029      831,540    1,831,540
12       57    49,133       821,166     0          0        419,740    1,419,740      948,355    1,948,355      968,437    1,968,437
13       58    49,133       913,814     0          0        451,626    1,451,626    1,091,648    2,091,648    1,119,481    2,119,481
14       59    49,133     1,011,095     0          0        482,139    1,482,139    1,249,159    2,249,159    1,286,198    2,286,198
15       60    49,133     1,113,240     0          0        511,178    1,511,178    1,422,274    2,422,274    1,470,155    2,470,155
16       61    49,133     1,220,492     0          0        538,643    1,538,643    1,612,524    2,612,524    1,673,465    2,673,465
17       62    49,133     1,333,106     0          0        564,436    1,564,436    1,821,604    2,821,604    1,898,600    2,898,600
18       63    49,133     1,451,351     0          0        588,460    1,588,460    2,051,389    3,051,389    2,147,535    3,147,535
19       64    49,133     1,575,509     0          0        610,379    1,610,379    2,303,700    3,303,700    2,423,094    3,423,094
20       65    49,133     1,705,874     0          0        630,223    1,630,223    2,580,931    3,580,931    2,728,151    3,728,151

@age 86        49,133     6,595,256     0          0         lapsed       lapsed   21,565,491   22,643,765   25,718,283   27,004,196
@age 90        49,133     8,238,934     0          0                               31,269,991   32,833,490   38,453,464   40,376,136
@age 95        49,133    10,800,263     0          0                               49,806,649   50,806,649   63,567,735   64,567,735

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                    (INFORMATION NOT REQUIRED IN PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

        a. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

        (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6 dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235) is incorporated herein by reference.

        (2) Not applicable.

        (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

            (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

            (c) Commission schedule (with Commission Contract), filed as Exhibit
                3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

        (4) Not applicable.

        (5) Form of policy, filed as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

        (6) Articles of Incorporation and By-Laws of MONY Life Insurance Company of America filed as Exhibits 6(a) and (b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares.

                (b) Amended Investment Advisory Agreement between MONY Life
                    Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

                (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

                (d) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Ex-
hibit (8)(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.


                (e) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

                (f) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

                (g) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

                (h) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

                (i) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

                (j) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

                (k) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit
                    (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

                (l) Investment Advisory Agreement between Enterprise Capital
                    Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

        (9) Not applicable.

        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy.

        (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

     2. Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

     3. Not applicable.

     4. Not applicable.

     5. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters, filed as Exhibit 6 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

     6. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life and MONY Life Insurance Company of America is filed herewith as an Exhibit.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MONY LIFE INSURANCE COMPANY OF AMERICA, HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 19 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND THE STATE OF NEW YORK, ON THIS 18TH DAY OF JUNE, 2001. REGISTRANT HEREBY CERTIFIES THAT THE REQUIREMENTS OF RULE 485(a) HAVE BEEN MET.


                                    MONY America Variable Account L of
                                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                    By:          /s/ MICHAEL I. ROTH
                                       -----------------------------------------
                                        MICHAEL I. ROTH, DIRECTOR, CHAIRMAN OF
                                         THE BOARD AND CHIEF EXECUTIVE OFFICER


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 19 TO THE REGISTRATION STATEMENT HAS BEEN DULY SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.



                   SIGNATURE                                                                 DATE
                   ---------                                                                 ----
              /s/ MICHAEL I. ROTH                  Director, Chairman of the Board and   June 18, 2001
------------------------------------------------         Chief Executive Officer
                MICHAEL I. ROTH

               /s/ SAMUEL J. FOTI                        Director, President and         June 18, 2001
------------------------------------------------         Chief Operating Officer
                 SAMUEL J. FOTI

              /s/ RICHARD DADDARIO                      Director, Vice President         June 18, 2001
------------------------------------------------             and Controller
                RICHARD DADDARIO

             /s/ KENNETH M. LEVINE                            Director and               June 18, 2001
------------------------------------------------        Executive Vice President
               KENNETH M. LEVINE

            /s/ PHILLIP A. EISENBERG                    Director, Vice President         June 18, 2001
------------------------------------------------               and Actuary
              PHILLIP A. EISENBERG

              /s/ MARGARET G. GALE                     Director and Vice President       June 18, 2001
------------------------------------------------
                MARGARET G. GALE

              /s/ CHARLES P. LEONE                      Director, Vice President         June 18, 2001
------------------------------------------------      and Chief Compliance Officer
                CHARLES P. LEONE

             /s/ RICHARD E. CONNORS                             Director                 June 18, 2001
------------------------------------------------
               RICHARD E. CONNORS

                                 EXHIBIT INDEX

EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
             Consent of PricewaterhouseCoopers LLP, Independent
             Accountants